UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

FORWARD FUNDS

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr., President

Forward Funds

433 California Street, 11th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 – June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

The following is a copy of the report transmitted to shareholders of the Forward Legato Fund, the Forward Emerald Growth Fund, the Forward Emerald Banking and Finance Fund, the Forward Emerald Opportunities Fund, the Forward Uniplan Real Estate Investment Fund, the Forward Hoover Small Cap Equity Fund, the Forward Hoover Mini-Cap Fund, the Forward International Equity Fund, the Forward Global Emerging Markets Fund, the Forward International Small Companies Fund, the Sierra Club Equity Income Fund and the Sierra Club Stock Fund, each a series of the registrant, pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

FORWARD FUNDS.

Semi-Annual Report

June 30, 2006

Semi-Annual Report | June 30, 2006

FORWARD THINKING: Paying Attention to Correlation

Many have observed a trend that we feel deserves our investors’ attention: high correlation among major global markets. Traditionally, U.S. and overseas markets often moved in separate directions. Adding one or more international funds to a portfolio centered on U.S. equities provided a meaningful measure of diversification. In recent years, however, U.S. and international markets have increasingly moved in lockstep as performance of large-cap stocks around the world has converged.

Markets have become globalized—companies now offer the same goods and services almost everywhere. For example, technology stocks have become major players in markets worldwide as technology is a critical component of economic growth. Investors who believe that their portfolios are reasonably diversified because they hold both domestic and international funds may need to look further to manage risk, especially during periods of volatility.

New Opportunities for Risk Reduction

We have long been committed to meeting investor needs as market conditions change. That’s why we offer a family of products in a range of asset classes, including long/short strategies, like the Forward Emerald Opportunities Fund. The Fund integrates a traditional long portfolio with the ability to short or hedge within the fund, investing in undervalued stocks and selling short over-valued issues. These strategies typically result in a low correlation to major markets, offering investors another risk management tool.

We encourage you to review your portfolio and its level of diversification and to speak with your financial advisor about strategies to manage high correlation and reduce risk. And we will continue to develop innovative products that can help our investors diversify with funds that provide investment exposure via a wide range of asset classes.

This table illustrates the increasing correlation during the last 15 years of the international and U.S. markets:

MSCI EAFE Index vs. S&P 500 Index

5 year:

0.856

10 year:

0.789

15 year:

0.685

Source: Informa Investment Solutions (PSN).

15- year period ended 6/30/2006. Calculated monthly.

The correlation coefficient is a number between 0 and 1. If there is no relationship between the predicted values and the actual values, the correlation coefficient is 0 or very low (the predicted values are no better than random numbers). As the strength of the relationship between the predicted values and the actual values increases, so does the correlation coefficient. A perfect fit gives a coefficient of 1.0. Thus the higher the correlation coefficient, the better.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.The index figures do not reflect any deduction for fees, expenses or taxes. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index and one of the most widely used benchmarks of U.S. stock performance.The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

This material must be accompanied or preceded by a prospectus. Please read it carefully before investing or sending money.

A MESSAGE FROM: J. Alan Reid Jr., President

Dear Shareholder:

Following several highly bullish years, the markets experienced considerable volatility during the first half of 2006. I am pleased to report that throughout this extraordinary period, Forward Funds has produced solid results for shareholders.

Our record reflects our agile, forward-thinking investment philosophy. We seek out and offer our investors innovative investment products. We identify portfolio managers who focus on delivering alpha.1 And we maintain our pro-shareholder position, which has created transparent, clear and ethical investment practices. This forward thinking permeates everything we do. Here are some examples:

Strong Results from Small Caps. Forward Funds has five small-cap funds—four domestic and one international. Our small-cap managers have done a great job of uncovering opportunities in this segment of the market. While conventional wisdom has it that large caps may return to favor and outperform small caps, our managers feel otherwise. Irene Hoover of the Forward Hoover Small Cap Equity Fund and the Forward Hoover Mini-Cap Fund states, “From the thousands of small-cap companies, there are always companies to discover for new investment—like emerging companies, smaller companies with accelerated growth, turnarounds or out-of-favor industries with niche-leading companies.”

International Opportunities Continue. Despite the dramatic volatility of international and emerging markets in the first half of the year, Forward’s international funds delivered solid results. Forward Funds works with Pictet Asset Management, a leader in international investing in both emerging and mature markets worldwide. During the spring volatility returned to international markets due to central banks’ more restrictive monetary policies, a halt in the uptrend of bond yields and the stalling of Asian currencies’ reevaluation processes. Pictet continues to identify opportunities thanks to attractive price/earnings ratios and continuing progress in many emerging markets.

Cutting Costs with ReFlow. Forward Funds’ portfolio managers now reduce costs by utilizing ReFlow, a service that purchases and sells shares of mutual funds to counterbalance daily shareholder flow. ReFlow benefits shareholders by reducing fund trading and transaction costs, stabilizing a fund’s cash position and improving tax efficiency and shareholder performance. ReFlow enabled the portfolio management teams at Pictet to keep from selling under pressure or holding cash, resulting in cost savings for the three Forward international funds during the first half of 2006.

New Large-Cap Fund. Forward Funds is adding a new U.S. large-cap equity fund to our family of funds in the fall of 2006. The Forward Large Cap Equity Fund will be sub-advised by Affinity Investment Advisors. A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.

Forward Funds remains deeply committed to helping our shareholders attain true portfolio diversification and achieve their long-term goals. We also believe that open, transparent practices give our investors access to the information they need to make important investment choices. I invite you to review the information in this report and the performance of the Forward Funds year to date.

Best regards,

J. Alan Reid Jr.

President

Forward Management, LLC

1 Alpha is a coefficient measuring the portion of an investment’s risk arising for specific (non-market) risk.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Investing in foreign securities may involve certain additional risks, including exchange rate fluctuation, less liquidity, greater volatility and less regulation. Real estate funds may be subject to a higher degree of market risk due to concentration in a specific industry or in geographic regions. Investments in real estate and REITS have various risks including vacancies and devaluation based upon adverse economic or regulatory changes.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results.

A Carefully Selected Team of

FORWARD FUNDS: Portfolio Managers Around the Globe

Forward Funds has assembled a team of investment managers who meet our demanding standards for discipline, performance and the ability to find opportunities others overlook.

San Francisco, California

1. Forward Management, LLC

Funds co-managed: Sierra Club Stock Fund

Firm’s assets under management: $1.2 billion (12/31/05)

Overview: Established in 1998, Forward Management is the investment advisor to the Forward Funds. Since 2005, Forward Management has been co–portfolio manager with New York Life Investment Management of the Sierra Club Stock Fund. Forward employs an index-like approach to investing in the top 100 stocks (by market cap) that meet both Forward Management’s and the Sierra Club’s stringent criteria for investing.

San Francisco, California

2. Hoover Investment Management Co., LLC

Funds managed: Forward Hoover Small Cap Equity Fund

Forward Hoover Mini-Cap Fund

Firm’s assets under management: $1.348 billion (12/31/05)

Overview: Hoover is a registered investment advisor founded in 1997 by Irene G. Hoover, CFA.1 The firm focuses on the small-capitalization sector using a combination of macro/top-down as well as company-specific/bottom-up investment research.

Irvine, California

3. Affinity Investment Advisors, LLC

Fund managed (as of Q3 2006): Forward Large Cap Equity Fund2

Firm’s assets under management: $281 million (3/31/06)

Overview: An independent equity management firm, Affinity was founded in 1992. The firm uses both quantitative and qualitative analysis to identify undervalued stocks with strong earnings momentum, earnings estimate revisions and relative strength.

Union Grove (Milwaukee), Wisconsin

4. Forward Uniplan Advisors, Inc.

Funds managed: Forward Uniplan Real Estate Investment Fund Sierra Club Equity Income Fund (co-manage)

Firm’s assets under management: $302.5 million (12/31/05)

Overview: President Richard Imperiale founded the firm in 1984. Uniplan uses a value-oriented quantitative approach to investing in equities, fixed-income and REIT securities. Forward Management owns 20% of the company.

Mequon (Milwaukee), Wisconsin

5. Netols Asset Management, Inc.

Fund co-managed: Forward Legato Fund

Firm’s assets under management: $221 million (12/31/05)

Overview: Founded in 2000, Netols specializes in small-cap value stock portfolio management utilizing a value approach to investing with a bottom-up process and a focus on the inefficient and under-followed areas of the stock market.

1 Irene Hoover has earned the right to use the Chartered Financial Analyst designation.

2 A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.

Minneapolis, Minnesota

6. Riverbridge Partners, LLC

Fund co-managed: Forward Legato Fund

Firm’s assets under management: $823 million (12/31/05)

Overview: Founded in 1987, Riverbridge Partners specializes in small-cap growth stock portfolio management. Riverbridge believes that earnings power determines the value of a franchise. They focus on companies that are building earnings power and the intrinsic value of the company over the long term.

Lancaster, Pennsylvania

7. Emerald Mutual Fund Advisers Trust

Funds managed: Forward Emerald Banking and Finance Fund

Forward Emerald Growth Fund

Forward Emerald Opportunities Fund

Firm’s assets under management: $2.36 billion (12/31/05)

Overview: The four principal officers of the parent company, Emerald Advisers, Inc., combine more than 70 years of experience in the mutual fund, investment advisory, pension funds management and securities brokerage industries. Emerald’s research staff conducts extensive fundamental research to identify companies whose earnings growth exceeds that of their peer group.

Radnor (Philadelphia), Pennsylvania

8. Conestoga Capital Advisors, LLC

Fund co-managed: Forward Legato Fund

Firm’s assets under management: $212 million (12/31/05)

Overview: Founded in 2001, Conestoga specializes in small-cap core stock portfolio management. Conestoga uses a core investment strategy based on investing in well-managed companies that are growing at reasonable valuations and are poised to deliver superior long-term performance.

Parsippany, New Jersey (New York City)

9. New York Life Investment Management LLC (NYLIM)

Funds co-managed: Sierra Club Equity Income Fund

Sierra Club Stock Fund

Firm’s assets under management (including affiliates):

more than $200 billion (12/31/05)

Overview: Founded in 2000, NYLIM is an independently managed, wholly-owned subsidiary of New York Life Insurance Company. NYLIM uses a quantitative approach, typically investing in value stocks.

London, England; Geneva, Switzerland

10. Pictet Asset Management Limited

Funds managed: Forward International Equity Fund

Forward Global Emerging Markets Fund

Forward International Small Companies Fund

Firm’s assets under management: $25.2 billion (12/31/05)

Overview: Pictet Asset Management is the institutional business division of Pictet & Cie, a Swiss private bank that was founded in 1805, which manages a range of products, including a variety of equity portfolios for U.S. and international institutional clients. The firm has offices in Geneva, Zurich, Singapore and Tokyo in addition to London, investing in emerging and developing markets worldwide.

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc., P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus before investing or sending money.

June 30, 2006

1

Fund Performance

Performance Results for Periods Ended June 30, 2006

The performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 180 days (60 days for the Sierra Club Equity Income Fund and the Sierra Club Stock Fund) of purchase. If these fees were reflected, the performance quoted would be lower. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For performance data current to the most recent month end, please visit our web site at www.forwardfunds.com.

Real Estate Funds may be subject to a higher degree of market risk because of concentration in a specific industry or geographic sector. Risks include declines in value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers.

Investing in foreign securities may involve certain additional risks, including exchange rate fluctuations, less liquidity, greater volatility and less regulation.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Forward International Equity Fund(a)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	31.46%	9.65%	7.15%	10/01/98

Forward International Small Companies Fund(b)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	33.46%	N/A	N/A	23.97%	03/05/02

Institutional Class	33.91%	17.52%	13.01%	13.19%	02/07/96

Class A (load adjusted)(c)	26.99%	N/A	N/A	26.05%	05/02/05

Class A (without load)(d)	33.28%	N/A	N/A	31.40%	05/02/05

Forward Global Emerging Markets Fund(e)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	30.96%	N/A	N/A	39.12%	04/09/03

Institutional Class	31.25%	24.37%	7.10%	7.32%	10/04/95

June 30, 2006	2

Fund Performance

Performance Results for Periods Ended June 30, 2006

See page 2 for important performance disclosure information about the Forward Funds.

Sierra Club Equity Income Fund(f)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	6.44%	8.13%	01/02/03

Sierra Club Stock Fund(g)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	5.62%	2.18%	4.48%	10/01/98

Class A (load adjusted)(c)	0.57%	N/A	5.13%	05/02/05

Class A (without load)(d)	5.62%	N/A	9.65%	05/02/05

Forward Emerald Banking and Finance Fund(h)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(c)	4.29%	15.32%	13.81%	02/18/97

Class A (without load)(d)	9.50%	16.46%	14.41%	02/18/97

Class C (with CDSC)(i)	7.82%	15.70%	19.43%	07/01/00

Class C (without CDSC)(j)	8.82%	15.70%	19.43%	07/01/00

Forward Emerald Opportunities Fund(k)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(c)	20.46%	-6.16%	0.70%	10/31/97

Class A (without load)(d)	26.46%	-5.24%	1.27%	10/31/97

Class C (with CDSC)(i)	24.62%	-5.72%	-15.74%	07/01/00

Class C (without CDSC)(j)	25.62%	-5.72%	-15.74%	07/01/00

Forward Uniplan Real Estate Investment Fund

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	17.92%	17.07%	15.34%	05/10/99

3	June 30, 2006

Fund Performance

Performance Results for Periods Ended June 30, 2006

See page 2 for important performance disclosure information about the Forward Funds.

Forward Emerald Growth Fund(l)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(c)	16.78%	4.52%	8.85%	12.83%	10/01/92

Class A (without load)(d)	22.63%	5.53%	9.38%	13.23%	10/01/92

Class C (with CDSC)(i)	20.85%	4.84%	N/A	2.19%	07/01/00

Class C (without CDSC)(j)	21.85%	4.84%	N/A	2.19%	07/01/00

Forward Hoover Small Cap Equity Fund

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	11.97%	9.78%	11.68%	10/01/98

Institutional Class	12.36%	N/A	13.49%	06/06/02

Class A (load adjusted)(c)	6.72%	N/A	15.22%	05/02/05

Class A (without load)(d)	12.03%	N/A	20.12%	05/02/05

Forward Hoover Mini-Cap Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	18.78%	21.65%	01/02/03

Institutional Class	19.44%	16.40%	08/15/03

Forward Legato Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Class A (load adjusted)(c)	4.80%	8.88%	04/01/05

Class A (without load)(d)	10.04%	13.23%	04/01/05

(a) Pictet Asset Management Limited has been the Fund’s sub-advisor since September 1, 2005. From March 6, 2000 through August 31, 2005, Hansberger Global Investors, Inc. was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to March 6, 2000, the Fund was managed by a different sub-advisor. Accordingly, performance figures for periods before September 1, 2005 do not reflect the current strategy or the current sub-advisor’s performance.

(b) The Retail Class and Institutional Class of the Pictet International Small Companies Fund were reorganized into the Investor and Institutional classes, respectively, of the Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003 represent performance of the respective class of shares of the Pictet International Small Companies Fund.

(c) Includes the effect of the maximum 4.75% sales charge.

(d) Excludes sales charge.

(e) The Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund were reorganized into the Investor and Institutional Class, respectively, of the Forward Global Emerging Markets Fund on September 16, 2004. Performance figures shown for periods prior to September 16, 2004 represent performance of the Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund.

June 30, 2006	4

Fund Performance

Performance Results for Periods Ended June 30, 2006

See page 2 for important performance disclosure information about the Forward Funds.

(f) On April 1, 2005, the Fund changed its name, certain investment policies and restrictions, and one of its sub-advisors. Prior to that time, the Fund operated as the Sierra Club Balanced Fund and the portion of the Fund that is currently managed by Forward Uniplan Advisors, Inc. was managed by a different sub-advisor. Performance figures for periods prior to that date do not reflect the current strategy or allocation of the Fund’s assets among different investment advisors.

(g) Forward Management, LLC (Forward Management or the Advisor) and New York Life Investment Management, LLC (NYLIM) have been managing the Fund’s portfolio since January 1, 2006. Between January 1, 2003 and December 31, 2005, NYLIM and MDTA LLC (formerly known as Harris Bretall Sullivan & Smith L.L.C.) were the Fund’s sub-advisors and the strategy for the portion of the Fund that Forward Management manages was different. Prior to January 1, 2003, the Fund was managed by a different sub-advisor and was not subject to the Sierra Club’s environmental and social evaluation process. Accordingly, performance figures for periods prior to January 1, 2006 do not reflect current management or strategy.

(h) As of May 1, 2005, Forward Management became the investment advisor and Emerald Mutual Fund Advisers Trust (Emerald) became the sub-advisor to the Fund. Prior to May 1, 2005, Emerald was the investment advisor. Prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and pursued a different objective.

(i) Includes the 1.00% contingent deferred sales charge.

(j) Excludes the 1.00% contingent deferred sales charge.

(k) As of May 1, 2005, Forward Management became the investment advisor and Emerald became the sub-advisor to the Fund. Prior to May 1, 2005, Emerald was the investment advisor. Prior to September 29, 2005, the Fund was named the Forward Emerald Technology Fund and invested a minimum 80% of its net assets, plus borrowing for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector. Accordingly, performance figures for periods prior to September 29, 2005 do not reflect the current strategy. Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the technology sector. The Fund has invested in a variety of initial public offerings (IPOs). The performance of the IPOs may have greater impact on the performance results of a small fund and may lessen as the Fund’s assets grow.

(l) As of May 1, 2005, Forward Management became the investment advisor and Emerald became the sub-advisor to the Fund. Prior to May 1, 2005, Emerald was the investment advisor. Prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S.

5	June 30, 2006

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2006 (Unaudited)

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments, reinvested dividends or other distributions, and redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2006 through June 30, 2006.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/06	ENDING ACCOUNT VALUE 06/30/06	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/06–06/30/06

FORWARD INTERNATIONAL EQUITY FUND
Investor Class
Actual	$1,000.00	$1,117.90	1.54%	$8.07

Hypothetical	$1,000.00	$1,017.17	1.54%	$7.69

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Investor Class
Actual	$1,000.00	$1,108.50	1.53%	$7.98

Hypothetical	$1,000.00	$1,017.22	1.53%	$7.64

June 30, 2006	6

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2006 (Unaudited)

	BEGINNING ACCOUNT VALUE 01/01/06	ENDING ACCOUNT VALUE 06/30/06	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/06–06/30/06

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Institutional Class
Actual	$1,000.00	$1,110.20	1.18%	$6.18

Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91
Class A
Actual	$1,000.00	$1,110.20	1.43%	$7.50

Hypothetical	$1,000.00	$1,017.69	1.43%	$7.17

FORWARD GLOBAL EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$1,035.10	1.83%	$9.25

Hypothetical	$1,000.00	$1,015.70	1.83%	$9.17
Institutional Class
Actual	$1,000.00	$1,036.00	1.54%	$7.76

Hypothetical	$1,000.00	$1,017.17	1.54%	$7.69

SIERRA CLUB EQUITY INCOME FUND
Investor Class
Actual	$1,000.00	$1,009.50	1.57%	$7.83

Hypothetical	$1,000.00	$1,017.00	1.57%	$7.86

SIERRA CLUB STOCK FUND
Investor Class
Actual	$1,000.00	$981.50	1.48%	$7.29

Hypothetical	$1,000.00	$1,017.44	1.48%	$7.42
Class A
Actual	$1,000.00	$981.50	1.48%	$7.29

Hypothetical	$1,000.00	$1,017.44	1.48%	$7.42

FORWARD EMERALD BANKING AND FINANCE FUND
Class A
Actual	$1,000.00	$1,039.80	1.62%	$8.20

Hypothetical	$1,000.00	$1,016.76	1.62%	$8.10
Class C
Actual	$1,000.00	$1,036.30	2.27%	$11.48

Hypothetical	$1,000.00	$1,013.52	2.27%	$11.35

FORWARD EMERALD OPPORTUNITIES FUND
Class A
Actual	$1,000.00	$1,112.70	2.51%	$13.17

Hypothetical	$1,000.00	$1,012.33	2.51%	$12.54

7	June 30, 2006

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2006 (Unaudited)

	BEGINNING ACCOUNT VALUE 01/01/06	ENDING ACCOUNT VALUE 06/30/06	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/06–06/30/06

FORWARD EMERALD OPPORTUNITIES FUND
Class C
Actual	$1,000.00	$1,109.50	3.18%	$16.64

Hypothetical	$1,000.00	$1,009.01	3.18%	$15.85

FORWARD UNIPLAN REAL ESTATE INVESTMENT FUND
Investor Class
Actual	$1,000.00	$1,116.20	1.46%	$7.64

Hypothetical	$1,000.00	$1,017.57	1.46%	$7.29

FORWARD EMERALD GROWTH FUND
Class A
Actual	$1,000.00	$1,059.60	1.41%	$7.21

Hypothetical	$1,000.00	$1,017.79	1.41%	$7.06
Class C
Actual	$1,000.00	$1,055.00	2.07%	$10.52

Hypothetical	$1,000.00	$1,014.55	2.07%	$10.32

FORWARD HOOVER SMALL CAP EQUITY FUND
Investor Class
Actual	$1,000.00	$1,047.40	1.65%	$8.38

Hypothetical	$1,000.00	$1,016.55	1.65%	$8.25
Institutional Class
Actual	$1,000.00	$1,049.10	1.29%	$6.55

Hypothetical	$1,000.00	$1,018.82	1.29%	$6.46
Class A
Actual	$1,000.00	$1,047.50	1.56%	$7.94

Hypothetical	$1,000.00	$1,017.04	1.56%	$7.82

FORWARD HOOVER MINI-CAP FUND
Investor Class
Actual	$1,000.00	$1,061.80	1.79%	$9.15

Hypothetical	$1,000.00	$1,016.57	1.79%	$8.95
Institutional Class
Actual	$1,000.00	$1,064.80	1.23%	$6.30

Hypothetical	$1,000.00	$1,018.46	1.23%	$6.16

FORWARD LEGATO FUND
Class A
Actual	$1,000.00	$1,030.10	1.63%	$8.22

Hypothetical	$1,000.00	$1,016.69	1.63%	$8.17

June 30, 2006	8

Disclosure of Fund Expenses

For the Six Months Ended June 30, 2006 (Unaudited)

(a) Annualized, based on the Portfolio’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

9	June 30, 2006

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables, which present portfolio holdings as a percent of total net assets, are provided in compliance with such requirements.

FORWARD INTERNATIONAL EQUITY FUND
Financials	34.64%	(a)

Industrials	13.16%

Consumer Discretionary	12.63%

Energy	10.23%

Materials	7.33%

Consumer Staples	6.25%

Information Technology	5.32%

Telecommunication Services	4.72%

Health Care	4.14%

Utilities	1.19%

Net Other Assets and Liabilities	0.39%
	100.00%

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Industrials	25.57%	(a)

Consumer Discretionary	16.96%

Financials	15.14%

Information Technology	12.68%

Health Care	6.11%

Consumer Staples	5.86%

Materials	5.11%

Utilities	4.28%

Energy	3.68%

Short-Term Bank Debt Instruments	4.33%

Net Other Assets and Liabilities	0.28%
	100.00%

FORWARD GLOBAL EMERGING MARKETS FUND
Financials	27.29%	(a)

Energy	14.74%

Information Technology	14.10%

Telecommunication Services	11.62%

Materials	7.38%

Consumer Discretionary	5.73%

Industrials	4.39%

Consumer Staples	3.82%

Industrials	2.32%

Health Care	2.30%

Utilities	2.22%

Short-Term Bank Debt Instruments	2.89%

Net Other Assets and Liabilities	1.20%
100.00%

SIERRA CLUB EQUITY INCOME FUND
Commercial Services & Supplies	11.00%

Corporate Notes & Bonds	8.28%

Banks	8.21%

U.S. Government & Agency Obligations	6.91%

Software	6.65%

Hotels, Restaurants & Leisure	6.51%

Diversified Financials	5.89%

Real Estate	4.77%

Media	4.32%

Biotechnology	4.07%

Health Care Providers & Services	3.83%

Health Care Equipment & Supplies	2.70%

Pharmaceuticals	2.66%

Computers & Peripherals	2.39%

Insurance	2.39%

Semiconductors & Semiconductor Equipment	2.37%

Food & Drug Retailing	1.89%

Specialty Retail	1.67%

Mutual Funds	1.64%

Diversified Telecommunication Services	1.49%

Communications Equipment	1.33%

Cosmetics/Personal Care	1.07%

Food	0.89%

Semiconductors	0.74%

Office Furnishings	0.62%

Air Freight & Logistics	0.56%

June 30, 2006	10

Summary of Portfolio Holdings (Note 10) (Unaudited)

SIERRA CLUB EQUITY INCOME FUND
Internet Software & Services	0.40%

Internet	0.26%

Household Durables	0.16%

Short-Term Bank Debt Instruments	4.07%

Net Other Assets and Liabilities	0.26%
100.00%

SIERRA CLUB STOCK FUND
Banks	14.08%

Commercial Services & Supplies	10.45%

Diversified Financials	10.16%

Hotels, Restaurants & Leisure	8.15%

Software	8.02%

Health Care Providers & Services	7.08%

Health Care Equipment & Supplies	5.41%

Computers & Peripherals	4.76%

Media	4.45%

Biotechnology	3.51%

Semiconductors & Semiconductor Equipment	2.66%

Diversified Telecommunication Services	2.50%

Communications Equipment	2.27%

Insurance	2.25%

Food & Drug Retailing	1.95%

Internet Software & Services	1.55%

Property & Casualty Insurance	1.42%

Multi-Line Insurance	0.96%

Specialty Retail	0.96%

Food Products	0.94%

Real Estate	0.78%

Pharmaceuticals	0.53%

Internet & Catalog Retail	0.49%

Leisure Equipment & Products	0.48%

Airlines	0.47%

IT Consulting Services	0.47%

Multi-Line Retail	0.47%

Telecommunications	0.47%

Mutual Funds	0.47%

Household Durables	0.19%

Short-Term Bank Debt instruments	1.30%

Net Other Assets and Liabilities	0.35%
100.00%

FORWARD EMERALD BANKING AND FINANCE FUND
Financial Services	96.43%

Banks Regional	68.94%

Insurance Carriers: Property & Casualty	8.27%

Investment Management Companies	4.60%

Diversified Financial Services	3.79%

Financial Miscellaneous	3.13%

Financial Data Processing Services	2.89%

Savings & Loans	1.79%

Financial Information Services	0.98%

Real Estate Investment Trusts	0.73%

Insurance: Multi-Line	0.62%

Securities Brokerage & Service	0.44%

Property Casualty	0.25%

Short-Term Bank Debt Instruments	4.43%

Net Other Assets and Liabilities	-0.86%
100.00%

FORWARD EMERALD OPPORTUNITIES FUND
Technology	18.67%

Consumer Discretionary	15.03%

Health Care	12.39%

Biotechnology	7.61%

Medical & Dental Instruments	3.01%

Drugs & Pharmaceuticals	1.48%

Miscellaneous Health Care	0.29%

Consumer Staples	6.75%

Financial Services	6.67%

Energy	4.47%

Producer Durables	3.74%

Materials & Processing	3.17%

Utilities	2.10%

Auto & Transportation	0.46%

Options Purchased	2.98%

Short-Term Bank Debt Instruments	38.90%

Net Other Assets and Liabilities	-15.33%
100.00%

11	June 30, 2006

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD UNIPLAN REAL ESTATE INVESTMENT FUND
Retail	34.99%

Residential	13.98%

Office	13.52%

Industrial	12.49%

Specialty	9.12%

Hotels	7.03%

Health Care	6.28%

Preferred Stocks	1.49%

Short-Term Bank Debt Instruments	0.00%	(b)

Net Other Assets and Liabilities	1.10%
	100.00%

FORWARD EMERALD GROWTH FUND
Technology	22.74%

Consumer Discretionary	20.05%

Health Care	16.35%

Producer Durables	15.30%

Financial Services	6.07%

Energy	5.92%

Materials & Processing	4.76%

Auto & Transportation	4.39%

Consumer Staples	0.74%

Utilities	0.18%

Warrants	0.00%	(a)

Short-Term Bank Debt Instruments	3.86%

Net Other Assets and Liabilities	-0.36%
	100.00%

FORWARD HOOVER SMALL CAP EQUITY FUND
Consumer Discretionary	27.06%	(a)

Financial Services	23.61%

Producer Durables	10.10%

Health Care	7.95%

Technology	6.85%

Energy	6.63%

Materials & Processing	6.22%

Consumer Staples	4.20%

Auto & Transportation	3.68%

Utilities	1.04%

Short-Term Bank Debt Instruments	3.93%

Net Other Assets and Liabilities	-1.27%
100.00%

FORWARD HOOVER MINI-CAP FUND
Consumer Discretionary	23.89%

Financial Services	15.30%

Health Care	15.15%

Materials & Processing	11.99%

Auto & Transportation	10.58%

Consumer Staples	5.49%

Producer Durables	4.78%

Technology	4.18%

Energy	3.29%

Utilities	1.09%

Short-Term Bank Debt Instruments	6.30%

Net Other Assets and Liabilities	-2.04%
100.00%

FORWARD LEGATO FUND
Health Care	19.04%

Information Technology	18.52%

Consumer Discretionary	14.62%

Financial Services	10.41%

Producer Durables	8.01%

Materials Processing	6.70%

Energy	6.03%

Auto & Transportation	4.88%

Industrials	4.82%

Consumer Staples	3.58%

Other	1.05%

Utilities	0.60%

Short-Term Bank Debt Instruments	2.08%

Net Other Assets and Liabilities	-0.34%
100.00%

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(b) Amount represents less than 0.01%.

June 30, 2006	12

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ form N-Q was filed for the quarter ended March 31, 2006. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

13	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund

SHARES		VALUE (NOTE 3)

COMMON STOCKS: 99.45%
Australia: 3.36%
33,500	AMP, Ltd.	$227,234

49,200	AWB Ltd.	158,274

102,300	Pacific Brands, Ltd.	163,408

82,100	Telestra Corp., Ltd.	224,465

7,400	Wesfarmers Ltd.	194,238

		967,619

Austria: 1.54%
5,100	Raiffeisen International Bank-Holding AG	442,786

Belgium: 1.89%
11,000	Agfa-Gevaert NV	266,396

4,000	Delhaize Group	277,213

		543,609

Brazil: 1.93%
5,300	Banco Nossa Caixa SA	110,934

4,627	Companhia de Bebidas das Americas, ADR(b)	190,864

2,500	Petroleo Brasileiro SA, ADR(b)	199,600

21,700	Vivo Participacoes SA, ADR(b)(d)	53,382

		554,780

Canada: 3.90%
32,100	iShares MSCI Canada Index Fund	762,375

4,454	Suncor Energy, Inc.	360,819

		1,123,194

China: 0.51%
138,000	PetroChina Co., Ltd.	147,470

Czechoslovakia: 1.19%
10,200	CEZ AS	343,634

Egypt: 0.41%
2,900	Orascom Telecom Holding SAE, GDR(c)	118,320

France: 6.40%
10,900	Air France-KLM	256,169

19,780	Bull SA(a)	132,276

5,740	Gemalto NV(a)	154,350

2,160	Pernod Recard SA	428,095

SHARES		VALUE (NOTE 3)

4,500	Total SA, ADR(b)	$294,840

8,800	Total SA	578,925

		1,844,655

Germany: 8.19%
2,440	Allianz AG	385,155

8,800	Bayer AG	404,854

11,300	Deutsche Post AG	303,570

1,500	Fresenius Medical Care AG & Co. KGaA	171,468

27,500	GEA Group AG	469,076

10,300	Hypo Real Estate Holding AG	624,266

		2,358,389

Greece: 6.39%
39,600	Chipita International SA	181,273

34,900	Hellenic Exchanges SA	561,384

17,700	National Bank of Greece SA	698,884

11,000	Opap SA	398,046

		1,839,587

Hong Kong: 0.98%
26,000	Cheung Kong (Holdings), Ltd.	281,692

Hungary: 1.14%
3,200	MOL Magyar Olaj-es Gazipari Rt., GDR(c)	328,000

Italy: 6.78%
58,400	Danieli SpA	415,186

19,700	Fondiaria-Sai SpA	588,176

38,700	Mediaset SpA	456,243

63,100	UniCredito Italiano SpA	493,782

		1,953,387

Japan: 17.30%
6,300	Aeon Credit Service Co., Ltd.	153,208

4,000	Aoyama Trading Co., Ltd.	125,268

5,600	Arnest One Corp.	158,719

16,000	Asahi Glass Co., Ltd.	203,088

81	Astellas Pharma, Inc.	2,976

21,000	Bank of Fukuoka, Ltd.	159,822

8,400	Century Leasing System, Inc.	132,560

June 30, 2006	14	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund

SHARES		VALUE (NOTE 3)
Japan: 17.30%

13,000	Daiwa Securities Group, Inc.	$155,115

22,000	The Eighteenth Bank, Ltd.	124,708

24,000	Fujitsu, Ltd.	186,222

9,100	GLORY, Ltd.	175,130

7,200	Hitachi Chemical Co., Ltd.	188,952

21,000	ITOCHU Corp.	184,622

13,000	JGC Corp.	223,916

18,000	Kyowa Exeo Corp.	232,725

26,000	Mitsubishi Electric Corp.	208,564

22	Mitsubishi UFJ Financial Group, Inc.	307,921

34,000	Mitsui Mining & Smelting Co., Ltd.	200,761

2,400	Nidec Corp.	172,156

8,000	Ricoh Co., Ltd.	157,110

19,000	Sekisui Chemical Co., Ltd.	164,213

1,000	SMC Corp.	141,626

13,000	Sompo Japan Insurance, Inc.	181,953

19,000	Sumitomo Heavy Industries, Ltd.	175,848

18	Sumitomo Mitsui Financial Group, Inc.	190,526

10,000	Sumitomo Realty & Development Co., Ltd.	246,687

5,600	Toyota Motor Corp.	293,435

33	West Japan Railway Co.	137,121

		4,984,952

Luxembourg: 2.21%
13,200	Arcelor	636,986

Mexico 0.64%
3,100	Coca-Cola Femsa, SA de CV, ADR(b)	91,512

4,800	Grupo Televisa SA, ADR(b)	92,688

		184,200

Netherlands: 2.80%
24,000	Royal Dutch Shell Plc, Class A	807,089

Norway: 4.16%
435,700	Pan Fish ASA(a)	471,928

29,900	Tandberg ASA	247,461

39,700	Telenor ASA	480,092

		1,199,481

SHARES		VALUE (NOTE 3)
Philippines: 0.57%
753,200	Ayala Land, Inc.	$163,038

Russia: 0.80%
5,500	OAO Gazprom, GDR(c)	231,275

South Korea: 1.89%
2,900	Kookmin Bank, ADR(b)	240,874

480	Samsung Electronics Co., Ltd.	305,091

		545,965

Spain: 6.29%
19,900	Banco Bilbao Vizcaya Argentaria SA	409,160

20,900	Corporacion Dermoestetica(a)	179,852

6,100	Fadesa Inmobiliaria SA	209,191

4,200	Fomento de Construcciones y Contratas SA	319,268

9,280	Tecnicas Reunidas SA(a)	210,621

29,000	Telefonica SA	482,796

		1,810,888

Sweden: 2.54%
7,400	Modern Times Group AB, Class B(a)	388,827

13,300	Svenska Handelsbanken AB	342,496

		731,323

Switzerland: 4.37%
5,590	Julius Baer Holding, Ltd.	484,619

9,100	Novartis AG	491,771

1,300	Valora Holding AG	281,225

		1,257,615

Taiwan: 1.85%
84,000	Cathay Financial Holding Co., Ltd.	183,686

18,200	Hon Hai Precision Industry Co., Ltd.(c)	220,220

14,214	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(b)	130,483

		534,389

Thailand: 0.63%
65,400	Bangkok Bank Public Co., Ltd.	181,690

Turkey: 1.12%
117,600	Aksigorta AS	324,261

See Notes to Financial Statements	15	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward International Equity Fund

SHARES		VALUE (NOTE 3)
United Kingdom: 7.67%
7,200	Carnival Plc	$293,369

12,400	GlaxoSmithKline Plc	346,540

83,800	IG Group Holdings Plc	329,360

139,100	Old Mutual Plc	419,999

8,500	Standard Chartered Plc	207,520

28,500	William Hill Plc	330,243

29,800	Yell Group Plc	281,923

		2,208,954

	Total Common Stocks (Cost $25,151,131)	28,649,228

RIGHTS: 0.16%
Greece: 0.16%
14,400	National Bank of Greece SA, Rights(a)	45,479

	Total Rights (Cost $0)	45,479

	Total Investments: 99.61% (Cost $25,151,131)	28,694,707

	Net Other Assets and Liabilities: 0.39%	111,175

	Net Assets: 100.00%	$28,805,882

(a) Non-income producing security.

(b) ADR — American Depositary Receipt

(c) GDR — Global Depositary Receipt

(d) Security, or portion of security, is currently on loan.

Percentages are stated as a percent of net assets.

June 30, 2006	16	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 3)

COMMON STOCKS: 95.39%
Australia: 4.32%
720,000	A.B.C. Learning Centres, Ltd.(c)	$3,423,502

528,000	ABB Grain, Ltd., Class B(d)	2,667,479

1,300,000	Bendigo Mining, Ltd.(a)	1,661,231

375,000	McGuigan Simeon Wines, Ltd.	696,513

2,192,276	Sigma Pharmaceuticals, Ltd.(c)	4,234,740

1,400,000	Timbercorp, Ltd.(c)	4,181,309

193,000	Toll Holdings, Ltd.	2,014,614

		18,879,388

Austria: 4.22%
24,500	Andritz AG	4,048,717

29,749	austriamicrosystems AG(a)	1,536,020

49,480	Boehler-Uddeholm AG	2,704,707

203,750	Century Casinos, Inc., ADC(a)(b)(d)	2,292,634

138,460	Conwert Immobilien Invest AG(a)	2,637,940

35,500	EVN AG	3,613,685

395,046	SkyEurope Holding AG(a)(d)	1,601,258

		18,434,961

Belgium: 2.39%
45,000	Bekaert NV	4,321,224

70,644	ICOS Vision Systems NV(a)(c)(d)	3,233,797

120,000	Option NV(a)(c)	2,876,980

		10,432,001

Denmark: 0.56%
22,000	Bang & Olufsen AS, Class B(c)	2,432,398

Finland: 0.84%
100,800	Metso Corp.	3,656,573

France: 6.94%
49,070	April Group	2,633,355

88,170	Archos(a)(c)(d)	3,117,241

95,772	bioMerieux(d)	5,657,635

26,160	Cegedim SA(a)(d)	2,231,094

74,240	CS Communication & Systemes(a)(d)	2,671,262

55,000	Groupe Steria SCA	2,900,955

57,280	Ipsen, Ltd.	2,314,432

Shares		Value (Note 3)

29,000	Seche Environnement(d)	$3,986,216

120,000	SR Teleperformance(a)	4,799,570

		30,311,760

Germany: 5.54%
11,630	Bijou Brigitte Modische Accessoires AG(c)(d)	3,109,482

135,000	Gerry Weber International AG(c)(d)	2,965,591

125,000	IVG Immobilien AG	3,835,974

152,500	Pfleiderer AG	4,274,298

19,500	Rational AG	3,155,875

46,000	Rheinmetall AG	3,200,890

29,000	Wincor Nixdorf AG	3,680,297

		24,222,407

Greece: 0.68%
125,000	Piraeus Bank SA	2,972,880

Hong Kong: 3.73%
2,000,000	China Shineway Pharmaceuticals Group, Ltd.(e)	1,519,248

1,500,000	Hysan Development Co., Ltd.	4,229,432

2,182,000	Kowloon Development Co., Ltd.	3,652,118

1,000,000	Moulin Global Eyecare Holdings, Ltd.(a)	0

6,200,000	Pacific Basin Shipping, Ltd.	2,813,828

6,500,000	Prime Success International Group, Ltd.	4,079,760

		16,294,386

Indonesia: 0.12%
80,000,000	PT Bank Century Tbk(a)(d)	518,191

Ireland: 2.11%
105,000	FBD Holdings Plc	4,954,160

245,000	Kingspan Group Plc	4,276,152

		9,230,312

Italy: 4.98%
380,809	Astaldi SpA	2,282,458

320,304	Biesse SpA	4,595,255

350,900	Credito Emiliano SpA	4,332,016

701,140	Hera SpA	2,330,947

See Notes to Financial Statements	17	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 3)
Italy: 4.98%
200,900	Recordati SpA	$1,466,798

28,000	Tod’s SpA	2,098,738

160,000	Valentino Fashion Group SpA	4,656,361

		21,762,573

Japan: 20.57%
175,000	CKD Corp.(c)	2,718,803

230,000	Daimei Telecom Engineering Corp.	3,199,055

679,000	DAISO Co., Ltd.(c)(d)	2,179,880

196,700	Espec Corp.	2,821,922

140,100	Fujimi, Inc.(c)(d)	3,284,503

120,000	Hamamatsu Photonics K.K.(c)	4,146,438

600,000	Haseko Corp.(a)(c)	2,041,727

268,100	Heiwa Corp.(c)	3,724,295

280,000	Hitachi Koki Co., Ltd.	4,274,155

125,000	Izumi Co., Ltd.(c)	4,559,769

210,800	Japan General Estate Co., Ltd.	4,342,685

660,000	Keiyo Bank, Ltd.	3,741,241

420,000	Kitz Corp.	3,189,083

390,000	Nabtesco Corp.	4,370,293

358,000	Nippon Koei Co., Ltd.	1,030,328

210,600	Nippon Seiki Co., Ltd.	4,172,760

287,000	Nittetsu Mining Corp. Co., Ltd.	2,046,144

55,000	Okinawa Electric Power Co., Inc.	3,290,907

1,140	Pasona, Inc.(c)	2,183,965

630,000	Ryobi, Ltd.(c)	4,138,827

166,000	Ryowa Life Create Co., Ltd.(c)	842,234

104,400	Seijo Corp.(d)	2,931,584

384,000	Shizuoka Gas Co., Ltd.	3,120,640

260,000	SMBC Friend Securities Co., Ltd.	2,183,441

73,000	Sysmex Corp.	3,371,736

375,000	The Tokushima Bank, Ltd.(d)	2,791,628

410,000	Tokyo Tatemono Co., Ltd.(c)	4,397,148

195,000	Toyo Suisan Kaisha, Ltd.	3,056,817

220	Village Vanguard Co., Ltd.(a)	1,693,566

		89,845,574

Shares		Value (Note 3)
Netherlands: 3.10%
45,000	Fugro NV	$1,940,235

200,300	Koninklijke BAM Groep NV	3,980,030

53,000	Koninklijke Boskalis Westminster NV	3,595,139

62,960	Nutreco Holding NV(c)	4,033,266

		13,548,670

Norway: 3.61%
666,740	Acta Holding ASA	2,121,533

65,000	Aker Yards AS	4,575,258

508,820	Bergesen Worldwide Gas ASA(a)	1,798,933

3,179,320	Pan Fish ASA(a)	3,443,676

240,000	Subsea 7, Inc.(a)(c)	3,818,339

		15,757,739

Singapore: 3.75%
6,000,000	Gallant Venture Ltd.(a)	2,010,940

10,500,000	Global Testing Corp., Ltd.(a)	1,892,370

2,500,000	KS Energy Services, Ltd.	3,225,093

2,500,000	Parkway Holdings, Ltd.(d)	3,904,891

3,400,000	Petra Foods, Ltd.(e)	2,988,586

4,600,000	United Test and Assembly Center, Ltd.(a)	2,341,670

		16,363,550

Spain: 1.48%
160,000	Banco Pastor SA	2,096,999

272,000	Sol Melia SA(a)	4,385,694

		6,482,693

Sweden: 4.05%
200,000	Bergman & Beving AB, Class B(d)	4,123,024

83,670	Brostrom AB, Class B(c)	1,649,368

125,000	Hexagon AB, Class B	4,546,433

230,000	Kungsleden AB	2,698,013

140,000	Oriflame Cosmetics SA	4,654,714

		17,671,552

Switzerland: 4.54%
8,600	Advanced Digital Broadcast Holdings SA(a)	308,898

2,710	Barry Callebaut AG(a)	1,141,518

June 30, 2006	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 3)
Switzerland: 4.54%
29,500	BKW FMB Energie AG	$2,571,918

40,000	Dufry Group(a)(d)	3,213,061

4,400	Geberit AG	5,078,857

64,400	Logitech International SA, Registered Shares(a)	2,481,372

14,000	SIG Holding AG(a)	3,074,286

16,330	Ypsomed Holding AG(a)	1,972,931

		19,842,841

United Kingdom: 17.86%
470,000	Amlin Plc	2,051,529

720,890	Avocet Mining Plc(a)(d)	2,226,656

170,000	AWG Plc	3,766,808

452,600	Balfour Beatty Plc	2,875,471

640,000	Bodycote International Plc	2,997,762

175,000	BowLeven Plc(a)(d)	734,736

266,180	Charter Plc(a)	3,970,521

3,613,000	European Nickel Plc(a)(d)	2,305,445

1,100,000	FKI Plc	2,176,929

146,000	Forth Ports Plc	4,952,448

300,000	Hunting Plc	2,157,046

420,000	Inchcape Plc	3,670,446

1,281,660	Indago Petroleum, Ltd.(a)(d)	1,230,291

533,400	Informa Plc	4,254,513

307,690	Inspired Gaming Group Plc(a)	1,072,735

520,000	Laird Group Plc	3,750,902

400,000	Lancashire Holdings, Ltd.-W/I(a)	2,258,309

14,590	Lonmin Plc	759,089

210,000	Premier Oil Plc(a)	3,738,417

2,100,000	Regus Group Plc(a)	4,253,056

619,980	SCI Entertainment Group Plc(a)	5,928,379

400,000	Shaftesbury Plc	3,802,689

670,000	St. James's Place Capital Plc	4,067,685

323,000	Stanley Leisure Plc	3,847,301

400,000	Tullow Oil Plc	2,826,123

283,670	Wolfson Microelectronics Plc(a)	2,347,871

		78,023,157

Shares		Value (Note 3)

	Total Common Stocks (Cost $378,869,275)	$416,683,606

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 4.33%
$18,903,000	Wells Fargo & Co. — Grand Cayman 4.350%, 07/03/06	18,903,000

	Total Short-Term Bank Debt Instruments (Cost $18,903,000)	18,903,000

	Total Investments: 99.72% (Cost $397,772,275)	435,586,606

	Net Other Assets and Liabilities: 0.28%	1,210,762

	Net Assets: 100.00%	$436,797,368

(a) Non-income producing security.

(b) ADC— Austrian Depositary Certificates

(c) Security, or portion of security, is currently on loan.

(d) Securities determined to be illiquid under procedures approved by the Fund's Board of Trustees.

(e) Fair Valued security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	19	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Information related to these illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
12/14/04 - 06/09/06	bioMerieux	$4,995,940	$5,657,635	1.30%
01/11/06 - 02/10/06	Bergman & Beving AB, Class B	$2,889,036	$4,123,024	0.94%
06/17/05 - 05/26/06	Seche Environnement	$2,969,764	$3,986,216	0.91%
03/23/05 - 06/06/06	Parkway Holdings, Ltd.	$3,190,283	$3,904,891	0.89%
11/25/05 - 06/30/06	Fujimi, Inc.	$2,829,671	$3,284,503	0.75%
12/10/04 - 04/27/06	ICOS Vision Systems NV	$2,466,027	$3,233,797	0.74%
12/06/05 - 03/31/06	Dufry Group	$2,577,041	$3,213,061	0.74%
05/24/06 - 06/14/06	Archos	$4,024,226	$3,117,241	0.71%
12/20/04 - 03/31/06	Bijou Brigitte Modische Accessoires AG	$2,169,407	$3,109,482	0.71%
04/29/05 - 05/22/06	Petra Foods, Ltd.	$2,486,973	$2,988,586	0.68%
03/23/06 - 03/28/06	Gerry Weber International AG	$2,693,742	$2,965,591	0.68%
01/11/06 - 06/30/06	Seijo Corp.	$2,827,197	$2,931,584	0.67%
01/12/06 - 06/30/06	The Tokushima Bank, Ltd.	$3,250,158	$2,791,628	0.64%
03/29/06	CS Communication & Systemes	$3,329,362	$2,671,262	0.61%
02/23/06 - 05/25/06	ABB Grain, Ltd., Class B	$3,043,523	$2,667,479	0.61%
05/12/06 - 06/22/06	European Nickel Plc	$2,324,488	$2,305,445	0.53%
10/11/05 - 02/02/06	Century Casinos, Inc., ADC	$1,475,034	$2,292,634	0.52%
07/06/04 - 03/28/06	Cegedim SA	$2,252,053	$2,231,094	0.51%
05/04/06 - 06/30/06	Avocet Mining Plc	$2,689,174	$2,226,656	0.51%
01/30/06 - 06/30/06	DAISO Co., Ltd.	$2,992,392	$2,179,880	0.50%
09/22/05 - 04/20/06	SkyEurope Holding AG	$2,690,185	$1,601,258	0.37%
03/31/06 - 05/02/06	China Shineway Pharmaceuticals Group, Ltd.	$1,699,420	$1,519,248	0.35%
12/12/05 - 02/09/06	Indago Petroleum, Ltd.	$1,609,974	$1,230,291	0.28%
09/16/05 - 02/16/06	BowLeven Plc	$1,605,751	$734,736	0.17%
02/25/05	PT Bank Century Tbk	$907,358	$518,191	0.12%

June 30, 2006	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Emerging Markets Fund

Shares		Value (Note 3)

COMMON STOCKS: 93.59%
Brazil: 9.20%
15,200	Bradespar SA	$516,756

5,800	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR(c)(f)	180,612

19,974	Cia Vale do Rio Doce	477,778

5,000	Lojas Renner SA	265,675

22,484	Petroleo Brasileiro SA, ADR(c)	1,795,123

11,170	Tim Participacoes SA, ADR(c)	307,733

11,618	Unibanco-Uniao de Bancos Brasileiros SA, ADR(c)	771,319

		4,314,996

China: 8.31%
924,000	Air China, Ltd.	386,636

385,000	China Life Insurance Co., Class H	607,216

152,000	China Mobile (Hong Kong), Ltd.	868,907

513,579	China Unicom, Ltd.	459,556

640,000	CNOOC, Ltd.	510,879

586,000	PetroChina Co., Ltd.	626,214

16,900	Sohu.com, Inc.(a)	435,851

		3,895,259

Egypt: 0.50%
5,700	Orascom Telecom Holding SAE	236,389

Hong Kong: 4.69%
170,000	China Overseas Land & Investment, Ltd.	103,418

108,000	China Resources Enterprise, Ltd.	220,394

45,800	Esprit Holdings, Ltd.	373,854

48,000	Hutchison Whampoa, Ltd.	438,161

225,000	Kowloon Development Co., Ltd.	376,593

184,000	Shangri-LA Asia, Ltd.	354,165

94,000	Wharf (Holdings), Ltd.	334,029

		2,200,614

India: 3.91%
11,400	Dr. Reddy’s Laboratories, Ltd., ADR(c)(f)	315,780

12,300	ICICI Bank, Ltd.(c)	290,895

17,000	Patni Computer Systems, Ltd.(c)	242,760

8,177	Satyam Computer Services, Ltd., ADR(c)(f)	270,986

Shares		Value (Note 3)

11,376	State Bank of India, GDR(d)	$455,040

14,953	Tata Motors, Ltd., Sponsored ADR(c)(f)	257,939

		1,833,400

Indonesia: 1.70%
1,013,915	PT Bank Mandiri	188,269

313,313	PT Bank Rakyat Indonesia	138,679

14,613	PT Telekomunikasi Indonsia, Sponsored ADR	469,077

		796,025

Israel: 3.96%
103,531	Bank Hapoalim B.M.	440,562

130,800	Bank Leumi Le-Israel	464,032

110,000	Israel Discount Bank(a)	187,509

24,200	Teva Pharmaceutical Industries, Ltd., Sponsored ADR(c)(f)	764,478

		1,856,581

Malaysia: 3.02%
221,400	Bumiputra-Commerce Holding Berhad	358,506

29,000	Genting Berhad	187,046

270,100	RHB Capital Berhad	202,143

159,100	Telekom Malaysia Berhad	391,850

110,675	Tenaga Nasional Berhad	277,102

		1,416,647

Mexico: 5.84%
21,403	America Movil SA de CV, ADR, Series L(c)	711,864

77,600	Empresas ICA SA de CV(a)	219,993

6,300	Fomento Economico Mexicano SA de CV, Sponsored ADR(c)	527,436

166,900	Grupo Financiero Banorte SA de CV	388,874

166,500	Grupo Mexico SA de CV	477,920

21,332	Grupo Televisa SA, Sponsored ADR(c)	411,921

		2,738,008

Netherlands: 0.46%
6,600	Efes Breweries International, GDR(a)(d)	217,800

See Notes to Financial Statements	21	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Emerging Markets Fund

Shares		Value (Note 3)
Philippines: 2.59%
88,612	ABS-CBN Broadcasting Corp., PDR(a)(e)	$24,602

1,785,963	Ayala Land, Inc.	386,590

262,507	Bank of the Philippine Islands	247,054

8,019	Philippine Long Distance Telephone Co.	276,218

821,000	Universal Robina Corp.	278,161

		1,212,625

Russia: 8.18%
9,596	LUKOIL, Sponsored ADR(c)	798,387

11,000	Mechel OAO(c)(f)	246,290

12,400	Mobile TeleSystems(a)(c)	365,056

36,803	OAO Gazprom, Sponsored ADR, Registered Shares(c)	1,547,545

7,430	OAO Vimpel-Communications, Sponsored ADR(a)(c)	340,443

3,700	RAO Unified Energy System, GDR(d)	255,670

3,800	Surgutneftegaz OJSC(c)(f)	281,200

		3,834,591

Singapore: 0.96%
141,700	Singapore Petroleum Co., Ltd.	452,515

Slovakia: 0.00%(b)
525	Chirana Prema AS(a)	0

South Africa: 6.54%
1,900	Anglo Platinum, Ltd.	201,143

20,060	Barloworld, Ltd.	340,346

13,900	Gold Fields, Ltd.	315,743

20,600	Harmony Gold Mining Co., Ltd.(a)	329,577

1,805	Impala Platinum Holdings, Ltd.	334,038

19,196	Nedbank Group, Ltd.	304,154

65,475	Sanlam, Ltd.	133,121

23,160	Sappi, Ltd.	286,425

16,500	Sasol, Ltd.	636,239

17,324	Standard Bank Group, Ltd.	187,043

		3,067,829

South Korea: 14.62%
21,360	Daewoo Engineering & Construction, Co., Ltd.	303,953

Shares		Value (Note 3)

6,057	Hana Financial Group, Inc.	$284,726

3,300	Hyundai Department Store Co., Ltd.	254,970

7,000	Hyundai Development Co.	302,519

3,000	Hyundai Motor Co.	254,875

4,500	Kookmin Bank	369,980

7,582	LG Corp.	222,577

4,480	LG Electronics, Inc.	271,529

49,900	Macquarie Korea Infrastructure Fund, GDR(a)(d)	357,668

5,259	POSCO, ADR(c)(f)	351,827

610	POSCO	163,640

18,640	Samsung Corp.	511,829

2,605	Samsung Electronics Co., Ltd.	1,655,755

1,650	Samsung Fire & Marine Insurance Co., Ltd.	221,751

8,200	Shinhan Financial Group Co., Ltd.	384,632

810	Shinsegae Co., Ltd.	405,555

4,100	SK Corp.	263,624

11,800	SK Telecom Co., Ltd., ADR(c)	276,356

		6,857,766

Taiwan: 14.46%
165,049	Acer, Inc.	290,060

144,632	Asustek Computer, Inc.	355,136

270,620	AU Optronics Corp.	381,979

231,000	Cathay Financial Holding, Co., Ltd.	505,136

281,000	China Steel Corp.	278,596

630,000	Chinatrust Financial Holding, Co., Ltd.	522,454

12,500	Chunghwa Telecom Co., Ltd., ADR(c)	230,875

198,000	Compal Electronics, Inc.	188,968

102,900	Delta Electronics, Inc.	292,393

434,346	First Financial Holding Co., Ltd.	328,674

26,000	Foxconn Technology Co., Ltd.	208,790

526,772	Fubon Financial Holding Co., Ltd.	455,558

47,887	Hon Hai Precision Industry Co., Ltd.	295,809

20,000	MediaTek, Inc.	185,317

435,000	Mega Financial Holding Co., Ltd.	321,779

June 30, 2006	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Emerging Markets Fund

Shares		Value (Note 3)
Taiwan: 14.46%
19,000	Nan Ya Printed Circuit Board Corp.	$147,003

187,992	Siliconware Precision Industries Co.	231,093

634,038	Taiwan Semiconductor Manufacturing Co., Ltd.	1,143,646

477,243	United Microelectronics Corp.	285,960

204,000	Yuanta Core Pacific Securities Co.	134,836

		6,784,062

Thailand: 2.17%
157,564	Bangkok Bank Public Co., Ltd.	437,735

172,254	Kasikornbank Public Co., Ltd.	275,390

1,287,300	True Corporation Public Co., Ltd.(a)	303,648

		1,016,773

Turkey: 2.48%
28,949	Akbank TAS	138,501

53,000	Aksigorta AS	146,138

11,923	Arcelik AS	67,928

43,901	Haci Omer Sabanci Holding AS	118,284

54,377	Koc Holding AS(a)	161,572

23,000	Migros Turk TAS(a)	183,884

46,770	Turkcell Iletisim Hizmetleri AS	213,461

27,338	Turkiye Is Bankasi, Class C	134,240

		1,164,008

	Total Common Stocks (Cost $37,456,811)	43,895,888

PREFERRED STOCKS: 2.32%
Brazil: 2.32%
18,508	Banco Bradesco SA, Preference No Par	577,482

11,955,600	Cia Energetica de Minas Gerais, Preference	508,761

		1,086,243

	Total Preferred Stocks (Cost $955,580)	1,086,243

Shares		Value (Note 3)

RIGHTS: 0.00%(b)
Thailand: 0.00%(b)
47,704	True Corporation Public Co., Ltd., Rights(a)	$0

	Total Rights (Cost $0)	0

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 2.89%
$1,355,000	CitiBank: Nassau 4.350%, due 07/03/06	1,355,000

	Total Short-Term Bank Debt Instruments (Cost $1,355,000)	1,355,000

	Total Investments: 98.80% (Cost $39,767,391)	46,337,131

	Net Other Assets and Liabilities: 1.20%	562,413

	Net Assets: 100.00%	$46,899,544

(a) Non-income producing security.

(b) Amount represents less than 0.01%.

(c) ADR — American Depositary Receipt

(d) GDR — Global Depositary Receipt

(e) PDR — Philippine Depositary Receipt

(f) Security, or portion of security, is currently on loan.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	23	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Sierra Club Equity Income Fund

Shares		Value (Note 3)

COMMON STOCKS: 78.84%
Air Freight & Logistics: 0.56%
5,000	Pacer International, Inc.	$162,900

Banks: 8.21%
14,015	Astoria Financial Corp.	426,757

5,000	KeyCorp	178,400

7,653	Northern Trust Corp.	423,211

6,118	The PNC Financial Services Group, Inc.	429,300

2,100	SunTrust Banks, Inc.	160,146

13,686	U.S. Bancorp	422,623

5,000	Wells Fargo & Co.	335,400

		2,375,837

Biotechnology: 4.07%
8,000	Celgene Corp.(a)	379,440

13,487	Gilead Sciences, Inc.(a)	797,891

		1,177,331

Commercial Services & Supplies: 11.00%
1,134	Ceridian Corp.(a)	27,715

7,000	Checkfree Corp.(a)	346,920

4,000	Corporate Executive Board Co.	400,800

6,187	Dun & Bradstreet Corp.(a)	431,110

16,330	Equifax, Inc.	560,772

473	First Data Corp.	21,304

5,664	Manpower, Inc.	365,894

7,542	Moody’s Corp.	410,737

8,330	Paychex, Inc.	324,704

7,000	Robert Half International, Inc.	294,000

		3,183,956

Communications Equipment: 1.33%
834	QLogic Corp.(a)	14,378

9,266	QUALCOMM, Inc.	371,289

		385,667

Computers & Peripherals: 2.39%
21,840	Hewlett-Packard Co.	691,891

Cosmetics/Personal Care: 1.07%
8,000	The Estee Lauder Companies, Inc.	309,360

Shares		Value (Note 3)

Diversified Financials: 5.89%
762	A.G. Edwards, Inc.	$42,154

6,100	Bank of America Corp.	293,410

3,279	Bear Stearns Cos., Inc.	459,322

2,613	Freddie Mac	148,967

12,405	Mellon Financial Corp.	427,104

5,764	State Street Corp.	334,831

		1,705,788

Diversified Telecommunication Services: 1.49%
11,631	CenturyTel, Inc.	432,092

Food: 0.89%
10,000	The Hain Celestial Group, Inc.(a)	257,600

Food & Drug Retailing: 1.89%
12,000	Kroger Co.	262,320

4,400	Whole Foods Market, Inc.	284,416

		546,736

Health Care Equipment & Supplies: 2.70%
3,318	Becton Dickinson & Co.	202,829

4,800	Edwards Lifesciences Corp.(a)	218,064

7,635	Varian Medical Systems, Inc.(a)	361,517

		782,410

Health Care Providers & Services: 3.83%
1,827	Cardinal Health, Inc.	117,531

3,689	Cigna Corp.	363,403

4,000	Quest Diagnostics, Inc.	239,680

14,000	Sunrise Senior Living, Inc.(a)	387,100

		1,107,714

Hotels, Restaurants & Leisure: 6.51%
4,471	Choice Hotels International, Inc.	270,943

16,725	International Game Technology	634,547

2,346	Las Vegas Sands Corp.(a)	182,660

11,476	Starbucks Corp.(a)	433,334

6,000	Starwood Hotels & Resorts Worldwide, Inc.	362,040

		1,883,524

June 30, 2006	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Sierra Club Equity Income Fund

Shares		Value (Note 3)
Household Durables: 0.16%
97	NVR, Inc.(a)	$47,651

Insurance: 2.39%
3,500	Aflac, Inc.	162,225

10,786	Progressive Corp.	277,308

4,500	Safeco Corp.	253,575

		693,108

Internet: 0.26%
6,000	Emdeon Corp.(a)	74,460

Internet Software & Services: 0.40%
279	Google, Inc., Class A(a)	116,993

Media: 4.32%
11,194	McGraw-Hill Cos., Inc.	562,275

2,000	Omnicom Group, Inc.	178,180

15,274	Univision Communications, Inc.(a)	511,679

		1,252,134

Office Furnishings: 0.62%
7,000	Herman Miller, Inc.	180,390

Pharmaceuticals: 2.66%
2,378	Barr Pharmaceuticals, Inc.(a)	113,407

12,000	Endo Pharmaceuticals Holdings, Inc.(a)	395,760

13,000	Mylan Laboratories, Inc.	260,000

		769,167

Real Estate: 4.77%
8,000	AMB Property Corp.	404,400

13,000	Kimco Realty Corp.	474,370

1,426	New Century Financial Corp.	65,239

4,000	SL Green Realty Corp.	437,880

		1,381,889

Semiconductors: 0.74%
9,000	Veeco Instruments, Inc.(a)	214,560

Semiconductors & Semiconductor Equipment: 2.37%
10,000	Applied Materials, Inc.	162,800

334	KLA-Tencor Corp.	13,884

Shares		Value (Note 3)

5,100	Microchip Technology, Inc.	$171,105

11,191	Texas Instruments, Inc.	338,976

		686,765

Software: 6.65%
5,600	Autodesk, Inc.(a)	192,976

5,330	BEA Systems, Inc.(a)	69,770

2,292	Fair Isaac Corp.	83,222

5,000	Fiserv, Inc.(a)	226,800

6,000	IMS Health, Inc.	161,100

12,722	Intuit, Inc.(a)	768,282

18,195	Microsoft Corp.	423,943

		1,926,093

Specialty Retail: 1.67%
165	Claire’s Stores, Inc.	4,209

11,900	Fastenal Co.	479,451

		483,660

	Total Common Stocks (Cost $20,186,980)	22,829,676

MUTUAL FUNDS: 1.64%
25,000	PowerShares Wilderhill Clean Energy Portfolio(b)	475,250

	Total Mutual Funds (Cost $452,520)	475,250

Par Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS: 6.91%
Federal Home Loan Bank: 3.59%
$1,040,000	5.200%, 01/05/07	1,038,121

Federal Home Loan Mortgage Corp.: 3.32%
960,000	5.500%, 07/15/06	959,985

	Total U.S. Government and Agency Obligations (Amortized Cost $1,999,317)	1,998,106

See Notes to Financial Statements	25	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Sierra Club Equity Income Fund

Par Value		Value (Note 3)

CORPORATE NOTES AND BONDS: 8.28%
Banks: 2.34%
	National City Corp.

$150,000	5.750%, 02/01/09	$150,728

	Wachovia Bank NA

200,000	4.850%, 07/30/07	198,338

	Wells Fargo & Co.

150,000	3.500%, 04/04/08	144,720

125,000	7.550%, 06/21/10	133,597

50,000	6.125%, 04/18/12	50,756

		678,139

Computers & Peripherals: 0.44%
	Dell, Inc.

125,000	6.550%, 04/15/08	126,702

Diversified Telecommunications Services: 1.37%
	Alltel Corp.

375,000	7.000%, 07/01/12	396,242

Finance: 3.61%
	Bank of America Corp.

100,000	7.125%, 03/01/09	103,523

175,000	7.125%, 10/15/11	186,168

	Bear Stearns Cos., Inc.

75,000	7.625%, 12/07/09	79,581

	Key Bank NA

150,000	7.000%, 02/01/11	157,387

	Mellon Funding Corp.

150,000	6.375%, 02/15/10	153,271

	National City Bank

50,000	6.250%, 03/15/11	51,057

	U.S. Bank NA Minnesota

150,000	6.375%, 08/01/11	154,539

150,000	7.800%, 08/18/10	160,680

		1,046,206

Par Value		Value (Note 3)

Health Care: 0.52%
	Becton Dickinson & Co.

$145,000	7.150%, 10/01/09	$151,440

	Total Corporate Notes and Bonds (Amortized Cost $2,484,690)	2,398,729
Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 4.07%
$1,177,779	Brown Brothers Harriman & Co.— Grand Cayman 4.350%, due 07/03/06	1,177,779

	Total Short-Term Bank Debt Instruments (Cost $1,177,779)	1,177,779

	Total Investments: 99.74% (Cost $26,301,286)	28,879,540

	Net Other Assets and Liabilities: 0.26%	76,007

	Net Assets: 100.00%	$28,955,547

(a) Non-income producing security.

(b) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Percentages are stated as a percent of net assets.

June 30, 2006	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Sierra Club Stock Fund

Shares		Value (Note 3)

COMMON STOCKS: 97.88%
Airlines: 0.47%
9,145	Southwest Airlines Co.	$149,704

Banks: 14.08%
5,704	AmSouth Bancorp	150,871

20,912	Astoria Financial Corp.	636,770

3,600	BB&T Corp.	149,724

29	Comerica, Inc.	1,508

4,131	Fifth Third Bancorp	152,640

2,060	Golden West Financial Corp.	152,852

4,262	KeyCorp	152,068

4,168	National City Corp.	150,840

5,020	North Fork Bancorp	151,453

14,165	Northern Trust Corp.	783,325

11,318	The PNC Financial Services Group, Inc.	794,184

2,017	SunTrust Banks, Inc.	153,816

25,267	U.S. Bancorp	780,245

2,851	Wachovia Corp.	154,182

2,294	Wells Fargo & Co.	153,882

		4,518,360

Biotechnology: 3.51%
3,367	Biogen Idec, Inc.(a)	155,993

2,452	Genzyme Corp.(a)	149,695

13,897	Gilead Sciences, Inc.(a)	822,146

		1,127,834

Commercial Services & Supplies: 10.45%
2,887	Apollo Group, Inc., Class A(a)	149,171

3,438	Automatic Data Processing, Inc.	155,913

1,682	Ceridian Corp.(a)	41,108

9,231	Dun & Bradstreet Corp.(a)	643,216

5,049	eBay, Inc.(a)	147,885

12,430	Equifax, Inc.	426,846

4,043	First Data Corp.	182,097

3,229	Manpower, Inc.	208,593

14,084	Moody’s Corp.	767,015

16,216	Paychex, Inc.	632,100

		3,353,944

Shares		Value (Note 3)

Communications Equipment: 2.27%
1,245	QLogic Corp.(a)	$21,464

17,635	QUALCOMM, Inc.	706,634

		728,098

Computers & Peripherals: 4.76%
2,558	Apple Computer, Inc.(a)	146,113

6,280	Dell, Inc.(a)	153,295

13,236	EMC Corp.(a)	145,199

24,498	Hewlett-Packard Co.	776,096

4,370	Network Appliance, Inc.(a)	154,261

36,899	Sun Microsystems, Inc.(a)	153,131

		1,528,095

Diversified Financials: 10.16%
1,137	A.G. Edwards, Inc.	62,899

2,837	American Express Co.	150,985

3,171	Bank of America Corp.	152,525

3,007	Bear Stearns Cos., Inc.	421,221

1,799	Capital One Financial Corp.	153,725

9,846	The Charles Schwab Corp.	157,339

4,030	Countrywide Financial Corp.	153,462

3,214	Fannie Mae	154,593

1,725	Franklin Resources, Inc.	149,747

6,566	Freddie Mac	374,328

22,826	Mellon Financial Corp.	785,899

2,844	SLM Corp.	150,504

6,766	State Street Corp.	393,037

		3,260,264

Diversified Telecommunication Services: 2.50%
2,484	Alltel Corp.	158,554

17,355	CenturyTel, Inc.	644,738

		803,292

Food & Drug Retailing: 1.95%
5,021	CVS Corp.	154,145

7,268	Kroger Co.	158,878

See Notes to Financial Statements	27	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Sierra Club Stock Fund

Shares		Value (Note 3)
Food & Drug Retailing: 1.95%
3,390	Walgreen Co.	$152,007

2,462	Whole Foods Market, Inc.	159,144

		624,174

Food Products: 0.94%
2,778	The Hershey Co.	152,985

2,664	Wm. Wrigley Jr. Co.	120,839

641	Wm. Wrigley Jr. Co., Class B	29,037

		302,861

Health Care Equipment & Supplies: 5.41%
4,106	Baxter International, Inc.	150,937

7,431	Becton Dickinson & Co.	454,257

4,500	Biomet, Inc.	140,805

8,805	Boston Scientific Corp.(a)	148,276

4,652	St. Jude Medical, Inc.(a)	150,818

3,580	Stryker Corp.	150,754

11,392	Varian Medical Systems, Inc.(a)	539,411

		1,735,258

Health Care Providers & Services: 7.08%
5,117	Cardinal Health, Inc.	329,177

3,098	Caremark Rx, Inc.	154,497

7,074	Cigna Corp.	696,860

2,800	Coventry Health Care, Inc.(a)	153,832

2,257	Express Scripts, Inc.(a)	161,917

2,900	Humana, Inc.(a)	155,730

2,735	Medco Health Solutions, Inc.(a)	156,661

2,608	Quest Diagnostics, Inc.	156,271

3,395	UnitedHealth Group, Inc.	152,028

2,118	WellPoint, Inc.(a)	154,127

		2,271,100

Hotels, Restaurants & Leisure: 8.15%
6,671	Choice Hotels International, Inc.	404,263

2,173	Harrah’s Entertainment, Inc.	154,674

21,791	International Game Technology	826,751

3,501	Las Vegas Sands Corp.(a)	272,588

Shares		Value (Note 3)

21,277	Starbucks Corp.(a)	$803,419

2,545	Starwood Hotels & Resorts Worldwide, Inc.	153,565

		2,615,260

Household Durables: 0.19%
127	NVR, Inc.(a)	62,389

Insurance: 2.25%
3,357	Aflac, Inc.	155,597

21,970	Progressive Corp.	564,849

		720,446

Internet & Catalog Retail: 0.49%
4,061	Amazon.com, Inc.(a)	157,079

Internet Software & Services: 1.55%
811	Google, Inc., Class A(a)	340,077

4,730	Yahoo!, Inc.(a)	156,090

		496,167

IT Consulting & Services: 0.47%
6,233	Electronic Data Systems Corp.	149,966

Leisure Equipment & Products: 0.48%
3,600	Electronic Arts, Inc.(a)	154,944

Media: 4.45%
4,738	Comcast Corp., Class A(a)	155,122

7,893	McGraw-Hill Cos., Inc.	396,466

1,764	Omnicom Group, Inc.	157,155

21,481	Univision Communications, Inc.(a)	719,613

		1,428,356

Multi-Line Insurance: 0.96%
1,900	Ambac Financial Group, Inc.	154,090

1,808	The Hartford Financial Services Group, Inc.	152,957

		307,047

Multi-Line Retail: 0.47%
2,635	Costco Wholesale Corp.	150,538

Pharmaceuticals: 0.53%
3,545	Barr Pharmaceuticals, Inc.(a)	169,061

June 30, 2006	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Sierra Club Stock Fund

Shares		Value (Note 3)

Property & Casualty Insurance: 1.42%
3,055	ACE Ltd.	$154,552

3,004	Chubb Corp.	149,900

2,485	XL Capital Ltd.	152,330

		456,782

Real Estate: 0.78%
4,199	Kimco Realty Corp.	153,222

2,128	New Century Financial Corp.	97,356

		250,578

Semiconductors & Semiconductor Equipment: 2.66%
4,815	Analog Devices, Inc.	154,754

9,321	Applied Materials, Inc.	151,746

538	KLA-Tencor Corp.	22,365

20	NVIDIA Corp.(a)	426

17,291	Texas Instruments, Inc.	523,744

		853,035

Software: 8.02%
4,914	Adobe Systems, Inc.(a)	149,189

7,953	BEA Systems, Inc.(a)	104,105

7,227	CA, Inc.	148,515

4,000	Citrix Systems, Inc.(a)	160,560

3,419	Fair Isaac Corp.	124,144

13,305	Intuit, Inc.(a)	803,489

33,737	Microsoft Corp.	786,072

10,268	Oracle Corp.(a)	148,783

9,564	Symantec Corp.(a)	148,624

		2,573,481

Specialty Retail: 0.96%
4,458	Bed Bath & Beyond, Inc.(a)	147,872

2,778	Best Buy Co., Inc.	152,346

246	Claire’s Stores, Inc.	6,275

		306,493

Telecommunications: 0.47%
9,500	Juniper Networks, Inc.(a)	151,906

	Total Common Stocks (Cost $30,708,146)	31,406,512

Shares		Value (Note 3)

MUTUAL FUNDS: 0.47%
7,951	Powershares Wilderhill Clean Energy Portfolio(b)	$151,149

	Total Mutual Funds (Cost $158,147)	151,149

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 1.30%
$415,688	Brown Brothers Harriman & Co. — Grand Cayman 4.350%, due 07/03/06	415,688

	Total Short-Term Bank Debt Instruments (Cost $415,688)	415,688

	Total Investments: 99.65% (Cost $31,281,981)	31,973,349

	Net Other Assets and Liabilities: 0.35%	112,503

	Net Assets: 100.00%	$32,085,852

(a) Non-income producing security.

(b) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	29	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerald Banking and Finance Fund

Shares	Value (Note 3)

COMMON STOCKS: 96.43%
Financial Services: 96.43%

Banks Regional: 68.94%
57,905	Alabama National Bancorp Delaware	$3,946,226

74,800	Appalachian Bancshares, Inc.(a)	1,363,230

121,454	Bank of The Ozarks, Inc.	4,044,418

106,550	Boston Private Bancorp, Inc.	2,972,745

62,400	Camden National Corp.	2,489,760

52,840	Capital Corp. of The West	1,690,880

140,504	Capital Crossing Bank(a)	3,456,398

125,000	Cardinal Financial Corp.	1,452,500

146,928	Cascade Financial Corp.	2,273,483

111,846	Central Pacific Financial Corp.	4,328,440

55,800	CoBiz, Inc.	1,256,616

89,917	Codorus Valley Bancorp, Inc.	1,723,709

218,200	Colonial Bancgroup, Inc.	5,603,376

195,781	Community Banks, Inc.	5,090,306

42,890	Dearborn Bancorp, Inc.(a)	952,148

131,080	Desert Community Bank Vicorville CA	2,422,935

31,183	East Penn Financial Corp.	273,475

143,273	East West Bancorp, Inc.	5,431,479

25,400	Enterprise Financial Services Corp.	646,430

31,725	First Regional Bancorp(a)	2,791,800

242,638	First Security Group, Inc.	2,814,601

32,000	First State Bancorp	760,960

19,800	First State Financial Corp.	358,380

47,700	FNB Corp. VA.	1,764,900

147,620	Gateway Financial Holdings, Inc.	2,239,395

28,800	GB&T Bancshares, Inc.	626,688

101,600	Great Southern Bancorp, Inc.	3,101,848

32,942	Harrington West Financial Group, Inc.	523,778

101,700	Heartland Financial USA, Inc.	2,710,305

30,300	Heritage Commerce Corp.	751,137

72,275	International Bancshares Corp.	1,986,117

144,461	Lakeland Financial Corp.	3,508,958

31,824	Leesport Financial Corp.	731,952

86,099	Macatawa Bank Corp.	2,013,844

Shares	Value (Note 3)

116,463	Mercantile Bank Corp.	$4,641,051

66,528	Mercantile Bankshare Corp.	2,373,054

38,200	New Century Bancorp, Inc.(a)	750,630

388,890	Nexity Financial Corp.(a)	4,861,125

62,980	Oak Hill Financial, Inc.	1,604,730

107,500	Pinnacle Financial Partners, Inc.(a)	3,271,225

110,754	Preferred Bank of Los Angeles	5,937,522

57,500	Princeton National Bancorp, Inc.	1,877,375

35,300	Private Bancorp, Inc.	1,461,773

201,722	Prosperity Bancshares, Inc.	6,634,637

86,300	Pulaski Financial Corp.	1,437,758

37,500	Sandy Springs Bancorp, Inc.	1,352,250

90,200	Seacoast Banking Corp. of Florida	2,402,026

160,042	Security Bank Corp.	3,564,135

33,500	Signature Bank(a)	1,084,730

128,836	Smithtown Bancorp, Inc.	3,112,666

176,638	Southwest Bancorp, Inc. Oklahoma	4,504,269

278,767	Sterling Financial Corp.	6,104,997

145,697	Summit Bancshares, Inc. Fort Worth Texas	3,090,233

183,674	Superior Bancorp(a)	2,020,414

36,900	SVB Financial Group(a)	1,677,474

355,202	Texas Capital Bancshares, Inc.(a)	8,276,207

331,101	Texas United Bancshares, Inc.	9,320,493

31,500	UCBH Holdings, Inc.	521,010

120,026	Union Bankshares Corp.	5,177,922

190,700	United Community Banks, Inc.	5,804,908

15,450	United Security Bancshares, Inc.	330,475

131,671	Virginia Commerce Bancorp, Inc.(a)	3,146,937

70,300	Virginia Financial Group, Inc.	2,968,066

20,000	West Coast Bancorp	589,400

84,500	Western Alliance Bancorp(a)	2,938,910

361,982	Wilshire Bancorp, Inc.	6,522,916

104,733	Yardville National Bancorp	3,742,110

		191,206,645

June 30, 2006	30	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerald Banking and Finance Fund

Shares	Value (Note 3)

Diversified Financial Services: 3.79%
203,200	E*Trade Financial Corp.(a)	$4,637,024

31,600	Legg Mason, Inc.	3,144,832

77,233	Stifel Financial Corp.(a)	2,727,097

		10,508,953

Financial Data Processing Services: 2.89%
128,179	Digital Insight Corp.(a)	4,395,258

73,100	Penson Worldwide, Inc.(a)	1,258,051

185,900	TradeStation Group, Inc.(a)	2,355,353

		8,008,662

Financial Information Services: 0.98%
211,800	TheStreet.com, Inc.	2,715,276

Financial Miscellaneous: 3.13%
130,500	Advanta Corp.	4,691,475

210,442	Thomas Weisel Partners Group Llc(a)	4,000,503

		8,691,978

Insurance Carriers: Property & Casualty: 8.27%
27,400	Erie Indemnity Co.	1,424,800

115,600	First Acceptance Corp.(a)	1,361,768

169,300	HUB International, Ltd.	4,437,353

68,700	Navigators Group, Inc.(a)	3,010,434

70,000	North Pointe Holdings Corp.(a)	511,000

3,100	PartnerRe, Ltd.	198,555

106,981	Philadelphia Consolidated Holding Corp.(a)	3,247,943

56,756	Selective Insurance Group, Inc.	3,170,958

267,154	United America Indemnity, Ltd.(a)	5,567,489

		22,930,300

Insurance: Multi-Line: 0.62%
142,717	Brooke Corp.	1,712,604

Investment Management Companies: 4.60%
69,000	Affiliated Managers Group, Inc.(a)	5,995,410

74,568	Calamos Asset Management, Inc.	2,161,726

94,400	SEI Investments Co.	4,614,272

		12,771,408

Property Casualty: 0.25%
43,300	SeaBright Insurance Holdings, Inc.(a)	697,563

Shares	Value (Note 3)

Real Estate Investment Trusts: 0.73%
12,500	Mid-America Apartment Communities, Inc.	$696,875

82,000	Urstadt Biddle Properties, Inc.	1,335,780

		2,032,655

Savings & Loans: 1.79%
27,000	Guaranty Federal Bancshares, Inc.	757,350

187,600	Pacific Premier Bancorp.(a)	2,194,920

19,800	PFF Bancorp, Inc.	656,568

85,181	Willow Grove Bancorp, Inc.	1,355,230

		4,964,068

Securities Brokerage & Service: 0.44%
15,200	Investment Technology Group, Inc.(a)	773,072

15,000	Raymond James Financial, Inc.	454,050

		1,227,122

	Total Financial Services	267,467,234

	Total Common Stocks (Cost $202,952,595)	267,467,234

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 4.43%
$12,278,735	Bank of America — London 4.350%, due 07/03/06

	Total Short-Term Bank Debt Instruments (Cost $12,278,735)	12,278,735

	Total Investments: 100.86% (Cost $215,231,330)	279,745,969

	Net Other Assets and Liabilities: (0.86)%	(2,372,935)

	Net Assets: 100.00%	$277,373,034

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	31	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerald Opportunities Fund

Shares		Value (Note 3)

COMMON STOCKS: 73.45%
Auto & Transportation: 0.46%
1,100	Landstar System, Inc.	$51,953

Consumer Discretionary: 15.03%
3,600	Coach, Inc.(a)	107,640

300	Google, Inc.(a)	125,799

5,000	GSI Commerce, Inc.(a)(c)	67,650

3,000	Hilton Hotels Corp.	84,840

4,000	Iconix Brand Group, Inc.(a)	65,360

45,000	Internap Network Services Corp.(a)	47,250

2,000	Jarden Corp.(a)	60,900

3,000	Jupitermedia Corp.(a)	39,000

200	LoopNet, Inc.(a)	3,722

4,100	NutriSystem, Inc.(a) (c)	254,733

2,000	Pinnacle Entertainment, Inc.(a)	61,300

2,000	The Providence Service Corp.(a)	54,460

300	Sears Holdings Corp.(a)	46,452

20,000	Smith & Wesson Holding Corp.(a)	164,400

2,500	THQ, Inc.(a)	54,000

37,000	Traffic.com, Inc.(a)	206,830

4,000	Trump Entertainment Resorts, Inc.(a)	80,600

2,400	WESCO International, Inc.(a)	165,600

1,000	XM Satellite Radio Holdings, Inc.(a)	14,650

		1,705,186

Consumer Staples: 6.75%
1,000	Altria Group, Inc.	73,430

1,500	The Clorox Co.	91,455

2,000	H.J. Heinz Co. Ltd.	82,440

400	Hansen Natural Corp.(a)	76,148

3,000	The Hershey Co.(c)	165,210

6,000	Jones Soda Co.(a)	54,000

6,000	Vical, Inc.(a)	33,300

3,700	Wild Oats Markets, Inc.(a)	72,520

1,000	Wm. Wrigley Jr. Co.	45,360

15,000	Youbet.com, Inc.(a)	72,450

		766,313

Shares		Value (Note 3)

Energy: 4.47%
2,500	Carrizo Oil & Gas, Inc.(a)	$78,275

1,000	Halliburton Co.	74,210

2,500	Helix Energy Solutions, Inc.(a)	100,900

1,500	Hornbeck Offshore Services, Inc.(a)	53,280

3,000	KFx, Inc.(a)	45,840

3,500	Parallel Petroleum Corp.(a)	86,485

2,000	Superior Energy Services, Inc.(a)	67,800

		506,790

Financial Services: 6.67%
3,000	Bankrate, Inc.(a)	113,280

1,000	CheckFree Corp.(a)	49,560

2,200	Citigroup, Inc.	106,128

2,000	Digital Insight Corp.(a)	68,580

2,000	E*TRADE Financial Corp.(a)	45,640

400	The Goldman Sachs Group, Inc.	60,172

2,000	SEI Investments Co.(c)	97,760

16,800	TheStreet.com, Inc.(c)	215,376

		756,496

Health Care: 12.39%

Biotechnology: 7.61%
2,000	Alnylam Pharmaceuticals, Inc.(a)	30,160

1,400	Amylin Pharmaceuticals, Inc.(a)(c)	69,118

3,000	BioCryst Pharmaceuticals, Inc.(a)	42,990

4,000	Cardiome Pharmaceutical Corp.(a)	35,360

4,700	Celgene Corp.(a)(c)	222,921

1,500	Crucell NV ADR(a)(b)	31,170

4,000	Cubist Pharmaceuticals, Inc.(a)	100,720

2,600	Digene Corp.(a)	100,724

1,300	Illumina, Inc.(a)	38,558

2,000	Myriad Genetics, Inc.(a)	50,500

4,200	Novavax, Inc.(a)	21,168

8,000	Sirna Therapeutics, Inc.(a)	45,600

4,500	Telik, Inc.(a)(c)	74,250

		863,239

June 30, 2006	32	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerald Opportunities Fund

Shares	Value (Note 3)

Drugs & Pharmaceuticals: 1.48%
3,000	CV Therapeutics, Inc.(a)	$41,910

3,500	Dr. Reddy’s Laboratories, Ltd.(b)	96,950

3,000	Quidel Corp.(a)	28,500

		167,360

Medical & Dental Instruments: 3.01%
1,500	dj Orthopedics, Inc.(a)	55,245

1,600	I-Flow Corp.(a)	17,312

15,000	Inovio Biomedical Corp.(a)	31,050

7,700	LifeCell Corp.(a)(c)	238,084

		341,691

Miscellaneous Health Care: 0.29%
8,000	Thermogenesis Corp.(a)	32,960

	Total Health Care	1,405,250

Materials & Processing: 3.17%
1,800	McDermott International, Inc.(a)	81,846

700	Mobile Mini, Inc.(a)	20,482

8,500	PW Eagle, Inc.(c)	257,040

		359,368

Producer Durables: 3.74%
3,500	BEA Systems, Inc.(a)	45,815

500	Caterpillar, Inc.	37,240

14,000	C-COR, Inc.(a)	108,080

2,000	General Electric Co.(c)	65,920

2,000	InterDigital Communications Corp.(a)(c)	69,820

3,000	Varian Semiconductor Equipment Associates, Inc.(a)	97,830

		424,705

Technology: 18.67%
500	Allegheny Technologies, Inc.	34,620

1,000	Ansoft Corp.(a)	20,480

1,300	Apple Computer, Inc.(a)	74,256

1,300	BE Aerospace, Inc.(a)	29,718

1,500	Blackboard, Inc.(a)	43,440

15,000	Callidus Software, Inc.(a)(c)	79,200

10,000	Ciena Corp.(a)	48,100

Shares		Value (Note 3)

800	Cognizant Technology Solutions Corp.(a)	$53,896

7,000	EXFO Electro-Optical Engineering, Inc.(a)	43,120

1,000	Fiserv, Inc.(a)	45,360

2,500	Fuel-Tech NV(a)	30,250

1,500	Gen-Probe, Inc.(a)	80,970

4,000	Hewlett-Packard Co.	126,720

6,000	Intel Corp.	113,700

10,000	Internet Capital Group, Inc.(a)	90,000

1,000	IntraLase Corp.(a)	16,740

3,000	j2 Global Communications, Inc.(a)	93,660

2,000	Kenexa Corp.(a)	63,700

5,000	Micrus Endovascular Corp.(a)	60,300

1,500	Motorola, Inc.	30,225

2,800	MRO Software, Inc.(a)	56,196

9,000	ON Semiconductor Corp.(a)	52,920

4,000	OPNET Technologies, Inc.(a)	51,840

5,000	Radiant Systems, Inc.(a)	52,850

3,000	Respironics, Inc.(a)	102,660

2,000	Sify Ltd.(a)(b)	19,960

7,000	Smith Micro Software(a)	112,140

5,400	SPSS, Inc.(a)	173,556

6,500	TASER International, Inc.(a)	51,415

4,500	Technitrol, Inc.	104,175

10,000	Tut Systems, Inc.(a)	24,200

2,000	Vishay Intertechnology, Inc.(a)	31,460

3,000	WebEx Communications, Inc.(a)	106,621

		2,118,448

Utilities: 2.10%
5,500	Comcast Corp.(a)	180,070

2,000	Duke Energy Corp.	58,740

		238,810

	Total Common Stocks (Cost $7,836,144)	8,333,319

See Notes to Financial Statements	33	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerald Opportunities Fund

Contracts		Value (Note 3)

OPTIONS PURCHASED: 2.98%
Calls: 2.87%

	Allegheny Technology

15	Expiration: August 2006 at $65.00	$12,900

	Apple Computer Inc.

30	Expiration: October 2006 at $60.00	12,600

	Bankrate, Inc.

30	Expiration: November 2006 at $40.00	11,250

	BioCryst Pharmaceuticals, Inc.

50	Expiration: September 2006 at $17.50	3,500

	Celgene Corp.

10	Expiration: July 2006 at $42.50	5,250

20	Expiration: July 2006 at $40.00	15,200

	Cognizant Technology Solutions Corp.

15	Expiration: July 2006 at $60.00	12,600

10	Expiration: August 2006 at $65.00	10,100

	Cubist Pharmaceuticals, Inc.

30	Expiration: November 2006 at $22.50	14,100

	Dr. Reddy’s Laboratories, Ltd.

20	Expiration: September 2006 at $30.00	3,300

60	Expiration: September 2006 at $35.00	3,300

	Gen-Probe, Inc.

20	Expiration: July 2006 at $50.00	8,800

	Google, Inc.

4	Expiration: July 2006 at $390.00	13,640

4	Expiration: August 2006 at $420.00	8,740

	Hyperion Solutions Corp.

25	Expiration: August 2006 at $25.00	10,750

	Illumina, Inc.

30	Expiration: August 2006 at $30.00	6,750

	KFX, Inc.

40	Expiration: January 2007 at $17.50	6,300

	LifeCell Corp.

30	Expiration: December 2006 at $27.50	19,200

	Micron Technology, Inc.

60	Expiration: July 2006 at $17.00	600

Contracts		Value (Note 3)

	Nektar Therapeutics

40	Expiration: August 2006 at $20.00	$9,100

	Netlogic Microsystems, Inc.

35	Expiration: July 2006 at $35.00	2,975

	NutriSystem, Inc.

20	Expiration: July 2006 at $55.00	9,800

10	Expiration: September 2006 at $55.00	5,650

	Onyx Pharmaceuticals, Inc.

50	Expiration: July 2006 at $17.50	5,000

	Penn National Gaming

40	Expiration: July 2006 at $40.00	3,000

	PW Eagle, Inc.

60	Expiration: September 2006 at $30.00	21,600

	Respironics, Inc.

40	Expiration: October 2006 at $40.00	2,200

	RPC, Inc.

20	Expiration: September 2006 at $25.00	4,750

	S&P 100 Index

10	Expiration: July 2006 at $570.00	2,300

	Sears Holdings Corp.

15	Expiration: September 2006 at $145.00	25,650

	Telik, Inc.

70	Expiration: January 2007 at $17.50	28,000

35	Expiration: July 2006 at $15.00	612

20	Expiration: January 2007 at $15.00	10,300

	THQ, Inc.

20	Expiration: September 2006 at $20.00	5,100

	WESCO International, Inc.

20	Expiration: August 2006 at $65.00	10,600

		325,517

Puts: 0.11%
	eBAY, Inc.

30	Expiration: July 2006 at $40.00	75

	Jarden Corp.

30	Expiration: July 2006 at $35.00	225

June 30, 2006	34	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerald Opportunities Fund

Contracts		Value (Note 3)

	Myriad Genetics, Inc.

30	Expiration: August 2006 at $30.00	$825

	Telik, Inc.

90	Expiration: July 2006 at $17.50	2,250

30	Expiration: January 2007 at $20.00	9,000

		12,375

	Total Options Purchased (Cost $431,429)	337,892

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 38.90%

$4,412,792	Bank of America: London 4.350%, 07/03/06	4,412,792

	Total Short-Term Bank Debt Instruments (Cost $4,412,792)	4,412,792

	Total Investments: 115.33% (Cost $12,680,365)	13,084,003

	Net Other Assets and Liabilities: (15.33)%	(1,739,434)

	Net Assets: 100.00%	$11,344,569

Contracts		Value (Note 3)

OPTIONS WRITTEN
Puts
	NutriSystem, Inc.

10	Expiration: September 2006 at $50.00	$(3,900)

	Total Options Written (Premiums received $5,070)	(3,900)

Shares		Value

SCHEDULE OF SECURITIES SOLD SHORT
(9,000)	Arctic Cat, Inc.	(175,590)

(17,000)	Autobytel, Inc.	(60,010)

(1,500)	Cognos, Inc.	(42,675)

(19,000)	Corillian Corp.	(56,810)

(7,000)	ExpressJet Holdings, Inc.	(48,370)

(12,000)	INVESTools, Inc.	(95,280)

(5,000)	Monaco Coach Corp.	(63,500)

(3,000)	NASDAQ 100 Index Fund(d)	(116,280)

(500)	Nektar Therapeutics	(9,170)

(6,800)	New River Pharmaceuticals, Inc.	(193,800)

(8,800)	Onyx Pharmaceuticals, Inc.	(148,104)

(1,200)	S1 Corp.	(57,600)

	Total Securities Sold Short (Proceeds $1,065,271)	$(1,067,189)

(a) Non-income producing security.

(b) ADR — American Depositary Receipt

(c) Security, or portion of security, is being held as collateral for short sales.

(d) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	35	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward Uniplan Real Estate Investment Fund

Shares		Value (Note 3)

COMMON STOCKS: 97.41%
Health Care: 6.28%
12,750	Alexandria Real Estate Equities, Inc.	$1,130,670

55,200	BioMed Realty Trust, Inc.	1,652,688

		2,783,358

Hotels: 7.03%
67,000	Great Wolf Resorts, Inc.(a)	804,670

67,225	Interstate Hotels & Resorts, Inc.(a)	624,520

28,000	Starwood Hotels & Resorts Worldwide, Inc.	1,689,520

		3,118,710

Industrial: 12.49%
41,350	AMB Property Corp.	2,090,242

40,300	EastGroup Properties, Inc.	1,881,204

30,000	ProLogis	1,563,600

		5,535,046

Office: 13.52%
16,500	Boston Properties, Inc.	1,491,600

18,400	Kilroy Realty Corp.	1,329,400

21,250	SL Green Realty Corp.	2,326,238

29,500	Trizec Properties, Inc.	844,880

		5,992,118

Residential: 13.98%
36,000	American Campus Communities, Inc.	894,600

20,700	Archstone-Smith Trust	1,053,009

18,000	AvalonBay Communities, Inc.	1,991,160

32,200	Boardwalk Real Estate Investment Trust	742,676

5,000	Camden Property Trust	367,750

25,700	Equity Residential	1,149,561

		6,198,756

Retail: 34.99%
1,000	Alexander’s, Inc.(a)	271,760

31,550	CBL & Associates Properties, Inc.	1,228,241

48,100	Cedar Shopping Centers, Inc.	708,032

26,000	Developers Diversified Realty Corp.	1,356,680

1,800	Feldman Mall Properties, Inc.	19,728

31,200	General Growth Properties, Inc.	1,405,872

Shares		Value (Note 3)

49,100	Kimco Realty Corp.	$1,791,659

26,200	Realty Income Corp.	573,780

21,250	Regency Centers Corp.	1,320,688

37,108	Simon Property Group, Inc.	3,077,738

25,100	The Mills Corp.	671,425

19,000	Vornado Realty Trust	1,853,450

32,200	Weingarten Realty Investors	1,232,616

		15,511,669

Specialty: 9.12%
42,000	CB Richard Ellis Group, Inc., Class A(a)	1,045,800

19,000	Global Signal, Inc.	880,080

13,944	Patriot Capital Funding, Inc.	154,778

20,000	Potlatch Corp.	755,000

31,800	Rayonier, Inc.	1,205,538

		4,041,196

	Total Common Stocks (Cost $24,712,442)	43,180,853

PREFERRED STOCKS: 1.49%
Health Care: 1.49%
15,000	LTC Properties, Inc., Series E, 8.500%	660,000

	Total Preferred Stocks (Cost $375,000)	660,000

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.00%(b)
$1,407	Brown Brothers Harriman & Co.: Grand Cayman 4.350%, 07/03/06	1,407

	Total Short-Term Bank Debt Instruments (Cost $1,407)	1,407

	Total Investments: 98.90% (Cost $25,088,849)	43,842,260

	Net other Assets and Liabilities: 1.10%	488,597

	Net Assets: 100.00%	$44,330,857

(a) Non-income producing security.

(b) Amount represents less than 0.01%.

Percentages are stated as a percent of net assets.

June 30, 2006	36	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerald Growth Fund

Shares		Value (Note 3)

COMMON STOCKS: 96.50%
Auto & Transportation: 4.39%
74,250	Forward Air Corp.	$3,024,202

83,150	Old Dominion Freight Lines, Inc.(a)	3,125,609

57,700	Wabtec Corp.	2,157,980

		8,307,791

Consumer Discretionary: 20.05%
188,600	24/7 Real Media, Inc.(a)	1,655,908

112,800	Aaron Rents, Inc.	3,032,064

42,200	Aéropostale, Inc.(a)	1,219,158

69,400	Cache, Inc.(a)	1,203,396

24,900	Christopher & Banks Corp.	722,100

136,101	DiamondCluster International, Inc.(a)	1,077,920

88,000	EarthLink, Inc.(a)	762,080

37,900	Gevity HR, Inc.	1,006,245

25,514	Hibbett Sporting Goods, Inc.(a)	609,784

144,600	Iconix Brand Group, Inc.(a)	2,362,764

641,800	Internap Network Services Corp.(a)	673,890

54,900	Lifetime Brands, Inc.	1,189,683

71,700	Lions Gate Entertainment Corp.(a)	613,035

3,900	LoopNet, Inc.(a)	72,579

40,800	Marvel Entertainment, Inc.(a)	816,000

25,900	Morgans Hotel Group Co.(a)	403,004

46,200	Navigant Consulting, Inc.(a)	1,046,430

96,600	NutriSystem, Inc.(a)	6,001,758

13,400	Pinnacle Entertainment, Inc.(a)	410,710

64,047	Providence Service Corp.(a)	1,744,000

169,700	Smith & Wesson Holding Corp.(a)	1,394,934

51,100	Stein Mart, Inc.	756,280

28,700	THQ, Inc.(a)	619,920

64,200	WebSideStory, Inc.(a)	783,240

91,500	WESCO International, Inc.(a)	6,313,500

183,500	The Wet Seal, Inc.(a)	895,480

13,400	World Fuel Services Corp.	612,246

		37,998,108

Consumer Staples: 0.74%
7,383	Hansen Natural Corp.(a)	1,405,502

Shares		Value (Note 3)

Energy: 5.92%
23,200	Atwood Oceanics, Inc.(a)	$1,150,720

52,624	Helix Energy Solutions, Inc.(a)	2,123,905

58,100	Hercules Offshore, Inc.(a)	2,033,500

21,600	Hornbeck Offshore Services, Inc.(a)	767,232

89,500	KFx, Inc.(a)	1,367,560

18,900	Parallel Petroleum Corp.(a)	467,019

86,300	Superior Energy Services, Inc.(a)	2,925,570

15,600	Warrior Energy Services Corp.(a)	379,548

		11,215,054

Financial Services: 6.07%
71,502	Digital Insight Corp.(a)	2,451,803

44,900	Prosperity Bancshares, Inc.	1,476,761

49,538	Texas Capital Bancshares, Inc.(a)	1,154,235

51,900	Thomas Weisel Partners Group, Inc.(a)	986,619

92,500	TheStreet.com, Inc.	1,185,850

69,541	UCBH Holdings, Inc.	1,150,208

33,915	United America Indemnity, Ltd.(a)	706,789

75,993	Wilshire Bancorp, Inc.	1,369,394

28,700	Yardville National Bancorp	1,025,451

		11,507,110

Health Care: 16.35%
2,500	Adeza Biomedical Corp.(a)	35,050

117,775	Allscripts Healthcare Solutions, Inc.(a)	2,066,951

73,401	Cardiome Pharmaceuticals Corp.(a)	648,865

98,100	Cubist Pharmaceuticals, Inc.(a)	2,470,158

69,700	CV Therapeutics, Inc.(a)	973,709

51,742	Digene Corp.(a)	2,004,485

22,300	dj Orthopedics, Inc.(a)	821,309

62,879	Gen-Probe, Inc.(a)	3,394,208

63,891	Horizon Health Corp.(a)	1,334,044

54,600	I-Flow Corp.(a)	590,772

73,827	Illumina, Inc.(a)	2,189,709

43,700	IntraLase Corp.(a)	731,538

103,618	LifeCell Corp.(a)	3,203,869

18,700	Micrus Endovascular Corp.(a)	225,522

See Notes to Financial Statements	37	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerald Growth Fund

Shares		Value (Note 3)

25,806	Neuro Matrix, Llc.(a)	$786,051

81,400	NovaMed, Inc.(a)	549,450

46,100	NUCRYST Pharmaceuticals Corp.(a)	594,229

116,644	Psychiatric Solutions, Inc. (a)	3,343,017

47,300	ResMed, Inc.(a)	2,220,735

50,800	The Spectranetics Corp.(a)	544,576

89,627	Telik, Inc.(a)	1,478,845

189,081	Thermogenesis Corp.(a)	779,014

		30,986,106

Materials & Processing: 4.76%
135,800	Airgas, Inc.	5,058,550

29,100	Allegheny Technologies, Inc.	2,014,884

26,700	Mobile Mini, Inc.(a)	781,242

38,600	PW Eagle, Inc.	1,167,264

		9,021,940

Producer Durables: 15.30%
13,243	American Science & Engineering, Inc.(a)	767,035

126,718	Arris Groups, Inc.(a)	1,662,540

137,518	BE Aerospace, Inc.(a)	3,143,661

26,400	Cohu, Inc.	463,320

117,600	EMCORE Corp.(a)	1,128,960

88,000	Entegris, Inc.(a)	838,640

167,450	Environmental Tectonics Corp.(a)	987,955

64,000	Esco Technologies, Inc.(a)	3,420,800

90,800	EXFO Electro-Optical Engineering, Inc.(a)	559,328

46,495	H&E Equipment Services, Inc.(a)	1,369,278

103,904	JLG Industries, Inc.	2,337,840

34,200	Kennametal, Inc.	2,128,950

109,353	Met-Pro Corp.	1,368,006

90,715	Paragon Technologies, Inc.(a)	796,478

42,900	SBA Communications Corp.(a)	1,121,406

106,248	Semitool, Inc.(a)	958,357

158,800	Taser International, Inc.(a)	1,256,108

98,700	Technitrol, Inc.	2,284,905

Shares		Value (Note 3)

50,900	Varian Semiconductor Equipment Association, Inc. (a)	$1,659,849

30,500	Veeco Instruments, Inc.(a)	727,120

		28,980,536

Technology: 22.74%
85,276	Ansoft Corp.(a)	1,746,452

44,056	Ansys, Inc.(a)	2,106,758

44,400	Atheros Communications, Inc.(a)	841,824

94,359	Blackboard, Inc.(a)	2,732,637

49,100	Cognizant Technology Solutions Corp.(a)	3,307,867

45,300	Fairchild Semiconductor International, Inc.(a)	823,101

370,400	Finisar Corp.(a)	1,211,208

53,501	FormFactor, Inc.(a)	2,387,750

103,649	II-VI, Inc.(a)	1,896,777

76,066	Ikanos Communications(a)	1,155,443

148,996	Ixia, Inc.(a)	1,340,964

98,000	j2 Global Communications, Inc.(a)	3,059,560

27,300	Kenexa Corp.(a)	869,505

135,400	Mindspeed Technologies, Inc.(a)	326,314

94,089	MRO Software, Inc.(a)	1,888,366

85,700	M-Systems Flash Disk Pioneers, Ltd.(a)	2,539,291

26,500	Neoware Systems, Inc.(a)	325,685

78,500	Oplink Communications, Inc.(a)	1,437,335

99,097	Opnet Technologies, Inc.(a)	1,284,297

114,300	Opsware, Inc.(a)	941,832

20,153	Progress Software Corp.(a)	471,782

26,800	Radiant Systems, Inc.(a)	283,276

89,777	Redback Networks, Inc.(a)	1,646,510

24,200	Sirf Technology Holdings, Inc.(a)	779,724

119,700	Smith Micro Software, Inc.(a)	1,917,594

65,200	SPSS, Inc.(a)	2,095,528

114,179	Tut Systems, Inc.(a)	276,313

89,200	Ultimate Software Group, Inc.(a)	1,709,072

June 30, 2006	38	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerald Growth Fund

Shares		Value (Note 3)

38,136	Viasat, Inc.(a)	$979,332

19,900	WebEx Communications, Inc.(a)	707,246

		43,089,343

Utilities: 0.18%
31,100	First Avenue Networks, Inc.(a)	338,368

	Total Common Stocks (Cost $139,171,652)	182,849,858

WARRANTS: 0.00%(b)

	American Banknote Corp., Series 1,

28	Expiration: 10/01/07, Strike: $10.00(a)	0

	American Banknote Corp., Series 2,

28	Expiration: 10/01/07, Strike: $12.50(a)	0

	Total Warrants	0

	(Cost $0)

Par Value		Value (Note 3)

SHORT-TERM BANK DEBT INSTRUMENTS: 3.86%

$7,311,084	Wachovia Bank: Grand Cayman 4.350%, due 07/03/06	$7,311,084

	Total Short-Term Bank Debt Instruments (Cost $7,311,084)	7,311,084

	Total Investments: 100.36% (Cost $146,482,736)	190,160,942

	Net Other Assets and Liabilities: (0.36)%	(682,353)

	Net Assets: 100.00%	$189,478,589

(a) Non-income producing security.

(b) Amount represents less than 0.01%.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	39	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward Hoover Small Cap Equity Fund

Shares		Value (Note 3)

COMMON STOCKS: 97.34%
Auto & Transportation: 3.68%
309,900	Aftermarket Technology Corp.(a)	$7,701,015
142,500	Bristow Group, Inc.(a)	5,130,000
200,000	U.S. Xpress Enterprises, Inc.(a)	5,404,000

		18,235,015

Consumer Discretionary: 27.06%(b)
192,400	Aeropostale, Inc.(a)	5,558,436
189,700	American Greetings Corp.	3,985,597
125,100	AnnTaylor Stores Corp.(a)	5,426,838
224,500	Cabela’s, Inc.(a)	4,323,870
115,900	Central Garden & Pet Co.(a)	4,989,495
417,000	Charming Shoppes, Inc.(a)	4,687,080
153,600	The Children’s Place Retail Stores, Inc.(a)	9,223,680
254,700	Christopher & Banks Corp.	7,386,300
128,900	Corrections Corporation of America(a)	6,823,966
175,200	The Dress Barn, Inc.(a)	4,441,320
156,000	The GEO Group, Inc.(a)	5,467,800
163,950	Hibbett Sporting Goods, Inc.(a)	3,918,405
215,000	ICT Group, Inc.(a)	5,273,950
139,500	Intrawest Corp.	4,444,470
99,900	Jack in the Box, Inc.(a)	3,916,080
141,950	The Men’s Wearhouse, Inc.	4,301,085
212,000	Movado Group, Inc.	4,865,400
161,000	Oxford Industries, Inc.	6,345,010
129,500	Phillips-Van Heusen	4,941,720
289,500	Quiksilver, Inc.(a)	3,526,110
108,300	Scientific Games Corp., Class A(a)	3,857,646
121,700	Steiner Leisure Ltd.(a)	4,810,801
99,800	Tractor Supply Co.(a)	5,515,946
161,800	United Natural Foods, Inc.(a)	5,342,636
77,100	WESCO International, Inc.(a)	5,147,196
118,800	World Fuel Services Corp.	5,427,972
		133,948,809

Consumer Staples: 4.20%
187,400	The Hain Celestial Group, Inc.(a)	4,827,424
147,100	Longs Drug Stores Corp.	6,710,702

Shares		Value (Note 3)

193,500	NBTY, Inc.(a)	$4,626,585

152,400	Performance Food Group Co.(a)	4,629,912

		20,794,623

Energy: 6.63%

139,300	Hercules Offshore, Inc.(a)	4,875,500

72,600	The Houston Exploration Co.(a)	4,442,394

182,700	Parallel Petroleum Corp.(a)	4,514,517

236,100	Superior Energy Services, Inc.(a)	8,003,790

279,050	TETRA Technologies, Inc.(a)	8,452,424

62,000	TODCO(a)	2,532,700

		32,821,325

Financial Services: 23.61%
289,300	Advance America Cash Advance Centers, Inc.	5,074,322

146,700	Advent Software, Inc.(a)	5,291,469

55,900	Affiliated Managers Group, Inc.(a)	4,857,151

39,900	Alexandria Real Estate Equities, Inc.	3,538,332

193,200	BioMed Realty Trust, Inc.	5,784,408

121,100	Corporate Office Properties Trust	5,095,888

130,000	Crescent Real Estate Equities Co.	2,412,800

148,300	DiamondRock Hospitality Co.	2,196,323

155,900	Digital Realty Trust, Inc.	3,849,171

134,200	East West Bancorp, Inc.	5,087,522

272,800	Equity Inns, Inc.	4,517,568

142,600	First Midwest Bancorp, Inc.	5,287,608

115,100	GATX Corp.	4,891,750

166,500	Greater Bay Bancorp	4,786,875

95,700	Hancock Holding Co.	5,359,200

107,800	Investment Technology Group, Inc.(a)	5,482,708

137,200	McGrath Rentcorp	3,815,532

68,150	Raymond James Financial, Inc.	2,062,900

311,900	Sotheby’s Holdings, Inc.(a)	8,187,375

101,300	Sovran Self Storage, Inc.	5,145,027

302,700	Sterling Bancshares, Inc.	5,675,625

June 30, 2006	40	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Hoover Small Cap Equity Fund

Shares		Value (Note 3)

77,900	Texas Capital Bancshares, Inc.(a)	$1,815,070

199,300	Thomas Weisel Partners Group Llc(a)	3,788,693

229,900	Waddell & Reed Financial, Inc., Class A	4,726,744

231,100	Whitney Holding Corp.	8,174,007

		116,904,068

Health Care: 7.95%

147,900	Amedisys, Inc.(a)	5,605,410

188,000	Centene Corp.(a)	4,423,640

109,400	Healthcare Services Group, Inc.	2,291,930

332,520	IRIS International, Inc.(a)	4,375,963

231,150	Meridian Bioscience, Inc.	5,767,193

65,800	Pediatrix Medical Group, Inc.(a)	2,980,740

127,800	Psychiatric Solutions, Inc.(a)	3,662,748

191,700	Viasys Healthcare, Inc.(a)	4,907,520

147,800	West Pharmaceutical Services, Inc.	5,362,184

		39,377,328

Materials & Processing: 6.22%

92,200	The Andersons, Inc.	3,836,442

112,000	Barnes Group, Inc.	2,234,400

272,500	Griffon Corp.(a)	7,112,250

43,000	Harsco Corp.	3,352,280

159,600	Mobile Mini, Inc.(a)	4,669,896

120,600	Oregon Steel Mills, Inc.(a)	6,109,596

99,600	Trammell Crow Co.(a)	3,502,932

		30,817,796

Producer Durables: 10.10%

66,700	Actuant Corp., Class A	3,331,665

204,200	AGCO Corp.(a)	5,374,544

107,200	AMETEK, Inc.	5,079,136

341,800	Flow International Corp.(a)	4,809,126

138,800	Gardner Denver, Inc.(a)	5,343,800

127,100	Gehl Co.(a)	3,244,863

82,500	Kennametal, Inc.	5,135,625

320,500	Kimball International, Inc.	6,317,055

Shares		Value (Note 3)

93,600	The Manitowoc Co., Inc.	$4,165,200

146,200	Steelcase, Inc., Class A	2,404,990

106,000	United Industrial Corp.	4,796,500

		50,002,504

Technology: 6.85%

73,000	CACI International, Inc.(a)	4,258,090

223,400	Cbeyond Communications, Inc.(a)	4,872,354

253,500	Cypress Semiconductor Corp.(a)	3,685,890

301,400	Foundry Networks, Inc.(a)	3,212,924

235,200	RadiSys Corp.(a)	5,164,992

84,500	SRA International, Inc.(a)	2,250,235

120,600	Varian, Inc.(a)	5,006,106

154,500	WebEx Communications, Inc.(a)	5,490,930

		33,941,521

Utilities: 1.04%

139,400	Northwest Natural Gas Co.	5,161,982

	Total Common Stocks (Cost $434,801,645)	482,004,971

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 3.93%
$19,482,659	CitiBank: Nassau 4.350%, due 07/03/06	19,482,659

	Total Short-Term Bank Debt Instruments (Cost $19,482,659)	19,482,659

	Total Investments: 101.27% (Cost $454,284,304)	501,487,630

	Net Other Assets and Liabilities: (1.27)%	(6,295,325)

	Net Assets: 100.00%	$495,192,305

(a) Non-income producing security.

(b) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	41	June 30, 2006

`

Portfolio of Investments (Note 10) (Unaudited)

Forward Hoover Mini-Cap Fund

Shares		Value (Note 3)

COMMON STOCKS: 95.74%
Auto & Transportation: 10.58%
29,700	Aftermarket Technology Corp.(a)	$738,045

37,100	Air Methods Corp.(a)	971,278

13,600	Bristow Group, Inc.(a)	489,600

38,400	Celadon Group, Inc.(a)	846,336

102,700	Force Protection, Inc.(a)	657,280

39,000	U.S. Xpress Enterprises, Inc.(a)	1,053,780

		4,756,319

Consumer Discretionary: 23.89%
19,100	Central Garden & Pet Co.(a)	822,255

32,400	Charlotte Russe Holding, Inc.(a)	775,656

39,100	Charming Shoppes, Inc.(a)	439,484

36,900	Christopher & Banks Corp.	1,070,100

16,700	The Dress Barn, Inc.(a)	423,345

23,000	The GEO Group, Inc.(a)	806,150

28,212	Hibbett Sporting Goods, Inc.(a)	674,267

33,600	ICT Group, Inc.(a)	824,208

10,800	Jack in the Box, Inc.(a)	423,360

21,600	Movado Group, Inc.	495,720

71,000	Nathans Famous, Inc.(a)	958,500

15,300	Oxford Industries, Inc.	602,973

95,900	Restoration Hardware, Inc.(a)	688,562

17,400	Steiner Leisure Ltd.(a)	687,822

66,000	The Topps Company, Inc.	542,520

13,500	Zumiez, Inc.(a)	507,195

		10,742,117

Consumer Staples: 5.49%
53,700	Jones Soda Co.(a)	483,300

18,700	The Hain Celestial Group, Inc.(a)	481,712

31,200	Lance, Inc.	718,224

7,600	Longs Drug Stores Corp.	346,712

14,500	Performance Food Group Co.(a)	440,510

		2,470,458

Shares		Value (Note 3)

Energy: 3.29%
13,400	Hercules Offshore, Inc.(a)	$469,000

20,500	Parallel Petroleum Corp.(a)	506,555

16,650	TETRA Technologies, Inc.(a)	504,328

		1,479,883

Financial Services: 15.30%

17,400	ACE Cash Express, Inc.(a)	509,298

18,900	Advent Software, Inc.(a)	681,723

800	Carolina Bank Holdings, Inc.(a)	10,520

17,800	CentraCore Properties Trust	440,550

14,500	DiamondRock Hospitality Co.	214,745

18,400	Digital Realty Trust, Inc.	454,296

26,100	Equity Inns, Inc.	432,216

15,300	First Potomac Realty Trust	455,787

49,400	Highland Hospitality Corp.	695,552

17,000	PrivateBancorp, Inc.	703,970

14,300	Sovran Self Storage, Inc.	726,297

28,800	Sterling Bancshares, Inc.	540,000

36,500	TheStreet.com, Inc.	467,930

7,900	Texas Capital Bancshares, Inc.(a)	184,070

19,100	Thomas Weisel Partners Group Llc(a)	363,091

		6,880,045

Health Care: 15.15%

14,200	Amedisys, Inc.(a)	538,180

18,000	Centene Corp.(a)	423,540

81,300	Cholestech Corp.(a)	1,032,510

63,300	Five Star Quality Care, Inc.(a)	700,731

30,375	Healthcare Services Group, Inc.	636,356

38,100	LHC Group, Inc.(a)	758,952

23,500	Meridian Bioscience, Inc.	586,325

45,300	Psychemedics Corp.	795,468

13,700	Utah Medical Products, Inc.	411,137

15,000	Viasys Healthcare, Inc.(a)	384,000

15,100	West Pharmaceutical Services, Inc.	547,828

		6,815,027

June 30, 2006	42	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Hoover Mini-Cap Fund

Shares		Value (Note 3)
Materials & Processing: 11.99%

15,900	AAON, Inc.	$407,994

14,400	Alico, Inc.	793,584

8,400	The Andersons, Inc.	349,524

48,100	Ennis, Inc.	946,608

26,200	Griffon Corp.(a)	683,820

15,600	Mobile Mini, Inc.(a)	456,456

5,100	Oregon Steel Mills, Inc.(a)	258,366

22,600	Trammell Crow Co.(a)	794,842

23,400	Zoltek Companies, Inc.(a)	699,426

		5,390,620

Producer Durables: 4.78%

34,800	Flow International Corp.(a)	489,636

12,500	Gehl Co.(a)	319,125

32,500	Kimball International, Inc.	640,575

31,050	Napco Security Systems, Inc.(a)	301,806

8,800	United Industrial Corp.	398,200

		2,149,342

Shares		Value (Note 3)
Technology: 4.18%
21,000	Cbeyond Communications, Inc.(a)	$458,010

13,300	ManTech International Corp.(a)	410,438

22,300	RadiSys Corp.(a)	489,708

14,700	WebEx Communications, Inc.(a)	522,438

		1,880,594

Utilities: 1.09%
13,300	Northwest Natural Gas Co.	492,499

	Total Common Stocks (Cost $38,354,999)	43,056,904

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 6.30%
$2,834,353	CitiBank — Nassau 4.350%, due 07/03/06	2,834,353

	Total Short-Term Bank Debt Instruments (Cost $2,834,353)	2,834,353

	Total Investments: 102.04% (Cost $41,189,352)	45,891,257

	Net Other Assets and Liabilities: (2.04)%	(918,316)

	Net Assets: 100.00%	$44,972,941

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	43	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 3)

COMMON STOCKS: 98.26%
Auto & Transportation: 4.88%
2,156	AirTran Holdings, Inc.(a)	$32,038

3,170	Fleetwood Enterprises, Inc.(a)	23,902

1,232	General Maritime Corp.	45,534

1,408	Keystone Automotive Industries, Inc.(a)	59,446

3,000	Knight Transportation, Inc.	60,600

6,932	Visteon Corp.(a)	49,980

2,141	Wabtec Corp.	80,073

2,050	Winnebago Industries, Inc.	63,632

		415,205

Consumer Discretionary: 14.62%
1,125	Advisory Board Co.(a)	54,101

1,495	ADVO, Inc.	36,792

1,449	Arbitron, Inc.	55,540

1,047	California Pizza Kitchen, Inc.(a)	28,772

5,209	Casual Male Retail Group, Inc.(a)	52,350

1,320	The Cheesecake Factory, Inc.(a)	35,574

1,300	Cherokee, Inc.	53,768

3,702	Corinthian Colleges, Inc.(a)	53,161

2,709	Cost Plus, Inc.(a)	39,714

2,066	Cox Radio, Inc.(a)	29,792

1,839	DeVry, Inc.(a)	40,403

5,103	DiamondCluster International, Inc.(a)	40,416

2,310	Fred’s, Inc.	30,839

5,740	Gentex Corp.	80,360

1,900	Iconix Brand Group, Inc.(a)	31,046

1,592	Jarden Corp.(a)	48,476

2,225	LoJack Corp.(a)	41,964

1,500	Matthews International Corp., Class A	51,705

2,466	O’Charleys, Inc.(a)	41,922

3,349	Reader’s Digest Association, Inc.	46,752

1,450	Ritchie Bros. Auctioneers, Inc.	77,111

4,810	Rollins, Inc.	94,468

857	School Specialty, Inc.(a)	27,295

1,075	SCP Pool Corp.	46,902

2,025	Select Comfort Corp.(a)	46,514

Shares		Value (Note 3)

4,620	Sturm, Ruger, & Co., Inc.	$28,875

1,325	Universal Technical Institute, Inc.(a)	29,177

		1,243,789

Consumer Staples: 3.58%
4,689	Del Monte Foods Co.	52,657

2,344	Lance, Inc.	53,959

2,130	Performance Food Group Co.(a)	64,709

2,610	United Natural Foods, Inc.(a)	86,182

1,240	USANA Health Sciences, Inc.(a)	46,996

		304,503

Energy: 6.03%
1,051	CARBO Ceramics, Inc.	51,636

1,979	Encore Acquisition Co.(a)	53,097

2,660	Global Industries, Ltd.(a)	44,422

3,350	Hanover Compressor Co.(a)	62,913

714	James River Coal Co.(a)	18,914

4,615	Matrix Service Co.(a)	52,796

1,250	St. Mary Land & Exploration Co.	50,312

2,475	W-H Energy Services, Inc.(a)	125,804

1,259	Whiting Petroleum Corp.(a)	52,714

		512,608

Financial Services: 10.41%
6,316	The BISYS Group, Inc.(a)	86,529

2,500	Boston Private Financial Holdings, Inc.	69,750

2,805	Cedar Shopping Centers, Inc.	41,290

1,750	FactSet Research Systems, Inc.	82,775

2,250	Financial Federal Corp.	62,572

1,107	First Industrial Realty Trust, Inc.	42,000

742	The First Marblehead Corp.	42,249

1,063	GATX Corp.	45,178

1,234	Hanover Insurance Group, Inc.	58,566

2,190	Kronos, Inc.(a)	79,300

1,000	Portfolio Recovery Associates, Inc.(a)	45,700

1,500	PrivateBancorp, Inc.	62,115

672	Sun Communities, Inc.	21,860

June 30, 2006	44	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 3)

925	TSX Group, Inc.	$37,259

687	WestAmerica BanCorp.	33,642

2,100	World Acceptance Corp.(a)	74,592

		885,377

Health Care: 19.04%
1,980	American Medical Systems Holdings, Inc.(a)	32,967

1,800	Angiodynamics, Inc.(a)	48,690

1,240	ArthroCare Corp.(a)	52,092

850	Aspect Medical Systems, Inc.(a)	14,824

4,780	Cepheid, Inc.(a)	46,414

1,510	Chemed Corp.	82,340

1,900	Computer Programs & Systems, Inc.	75,924

2,573	Gentiva Health Services, Inc.(a)	41,245

2,870	Greatbatch, Inc.(a)	67,732

2,910	Integra LifeSciences Holdings(a)	112,937

1,500	Kensey Nash Corp.(a)	44,250

2,568	K-V Pharmaceutical Co., Class A(a)	47,919

1,435	Kyphon, Inc.(a)	55,047

1,250	Landauer, Inc.	59,875

1,644	LifePoint Hospitals, Inc.(a)	52,822

1,344	Matria Healthcare, Inc.(a)	28,788

1,300	Medicis Pharmaceutical, Class A	31,200

1,000	Mentor Corp.	43,500

740	Millipore Corp.(a)	46,613

1,910	Neogen Corp.(a)	36,519

1,799	Par Pharmaceutical Cos., Inc.(a)	33,209

1,700	Pediatrix Medical Group, Inc.(a)	77,010

1,626	PolyMedica Corp.	58,471

2,814	PSS World Medical, Inc.(a)	49,667

3,100	Psychemedics Corp.	54,436

1,201	Sunrise Senior Living, Inc.(a)	33,208

2,975	SurModics, Inc.(a)	107,427

3,260	Synovis Life Technologies, Inc. (a)	32,046

2,350	Techne Corp.(a)	119,662

2,230	U.S. Physical Therapy, Inc.(a)	32,647

		1,619,481

Shares		Value (Note 3)
Industrials: 4.82%
3,536	Federal Signal Corp.	$53,535

8,500	First Consulting Group, Inc.(a)	75,140

1,590	G & K Services, Inc., Class A	54,537

1,950	Mobile Mini, Inc. (a)	57,057

1,775	Resources Connection, Inc.(a)	44,411

1,930	Stericycle, Inc.(a)	125,643

		410,323

Information Technology: 18.52%
3,800	Ansoft Corp.(a)	77,824

1,425	ANSYS, Inc.(a)	68,143

1,186	Avid Technology Corp.(a)	39,529

2,000	Avocent Corp.(a)	52,500

2,250	Blackboard, Inc.(a)	65,160

1,990	Cree, Inc.(a)	47,282

5,970	Digi International, Inc.(a)	74,804

1,670	Digital Insight Corp.(a)	57,264

3,320	Echelon Corp.(a)	24,867

7,230	Entegris, Inc.(a)	68,902

480	F5 Networks, Inc. (a)	25,670

1,106	FileNET Corp.(a)	29,785

1,400	Hutchinson Technology, Inc.(a)	30,282

2,000	II-VI, Inc.(a)	36,600

1,446	Internet Security Systems, Inc.(a)	27,257

2,805	iPass, Inc.(a)	15,708

1,936	IXYS Corp.(a)	18,586

4,380	Keane, Inc.(a)	54,750

1,634	ManTech International Corp., Class A(a)	50,425

1,330	Maximus, Inc.	30,790

4,490	Microsemi Corp.(a)	109,466

2,340	National Instruments Corp.	64,116

2,250	Power Integrations, Inc.(a)	39,330

1,225	Rimage Corp.(a)	25,015

1,642	Rudolph Technologies, Inc.(a)	23,809

2,610	Semtech Corp.(a)	37,715

1,280	Sybase, Inc.(a)	24,832

See Notes to Financial Statements	45	June 30, 2006

Portfolio of Investments (Note 10) (Unaudited)

Forward Legato Fund

Shares		Value (Note 3)

1,100	Tech Data Corp.(a)	$42,141

1,850	Trimble Navigation, Ltd.(a)	82,584

821	Varian, Inc.(a)	34,080

2,380	Verint Systems, Inc.(a)	69,472

3,560	WebEx Communications, Inc.(a)	126,523

		1,575,211

Materials & Processing: 6.70%
1,457	Acuity Brands, Inc.	56,692

2,250	Amcol International Corp.	59,287

2,614	Brush Engineered Materials, Inc.(a)	54,502

1,966	Commercial Metals Co.	50,526

3,134	Gold Kist, Inc.(a)	41,902

4,341	Modtech Holdings, Inc.(a)	29,389

2,000	Simpson Manufacturing Co., Inc.	72,100

4,758	Spartech Corp.	107,531

2,520	Symyx Technologies, Inc.(a)	60,858

1,762	Worthington Industries, Inc.	36,914

		569,701

Other: 1.05%
2,850	Raven Industries, Inc.	89,775

Shares		Value (Note 3)
Producer Durables: 8.01%
1,575	A.S.V., Inc.(a)	$36,288

1,983	Applied Signal Technology, Inc.	33,790

2,589	BE Aerospace, Inc.(a)	59,185

7,716	C&D Technologies, Inc.	58,024

4,097	Champion Enterprises, Inc.(a)	45,231

1,275	Crane Co.	53,040

1,000	Curtiss-Wright Corp.	30,880

1,281	Esterline Technologies Corp.(a)	53,277

1,500	Franklin Electric Co., Inc.	77,460

1,967	General Cable Corp.(a)	68,845

1,051	IDEX Corp.	49,607

1,500	Plantronics, Inc.	33,315

1,478	Robbins & Myers, Inc.	38,635

1,340	Varian Semiconductor Equipment Associates, Inc.(a)	43,697

		681,274

Utilities: 0.60%
4,058	Alaska Communications Systems Group, Inc.	51,334

	Total Common Stocks (Cost $7,601,046)	8,358,581

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 2.08%
$177,148	Brown Brothers Harriman & Co. — Grand Cayman 4.350%, due 07/03/06	177,148

	Total Short-Term Bank Debt Instruments (Cost $177,148)	177,148

	Total Investments: 100.34% (Cost $7,778,194)	8,535,729

	Net Other Assets and Liabilities: -0.34%	(29,655)

	Net Assets: 100.00%	$8,506,074

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

June 30, 2006	46	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD INTERNATIONAL EQUITY FUND	FORWARD INTERNATIONAL SMALL COMPANIES FUND
ASSETS:
Investments, at value	$28,694,707	$435,586,606
Cash	0	475
Foreign currency, at value (Cost $0 and $34,997, respectively)	0	35,585
Receivable for investments sold	198,775	7,673,651
Receivable from advisor	8,422	0
Receivable for shares sold	310	920,272
Interest and dividends receivable	103,049	655,173
Other assets	3,092	107,550

Total Assets	29,008,355	444,979,312

LIABILITIES:
Payable to custodian (Cost $118,613 and $0, respectively)	119,073	0
Payable for investments purchased	0	7,484,286
Payable for shares redeemed	13,424	282,491
Payable to advisor	19,213	341,835
Payable for distribution and service fees	4,746	52,360
Payable to trustees	361	855
Accrued expenses and other liabilities	45,656	20,117

Total Liabilities	202,473	8,181,944

NET ASSETS	$28,805,882	$436,797,368

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$23,428,337	$382,631,250
Accumulated net investment income	212,677	2,040,045
Accumulated net realized gain on investments and foreign currency transactions	1,615,730	14,267,179
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	3,549,138	37,858,894

TOTAL NET ASSETS	$28,805,882	$436,797,368

INVESTMENTS, AT COST	$25,151,131	$397,772,275

PRICING OF SHARES
Investor Class:
Net Asset Value, offering, and redemption price per share	$16.78	$16.75
Net Assets	$28,805,882	$188,153,151
Shares of beneficial interest outstanding	1,716,249	11,230,268
Institutional Class:
Net Asset Value, offering, and redemption price per share		$16.82
Net Assets		$243,333,913
Shares of beneficial interest outstanding		14,468,699
Class A:
Net Asset Value, offering, and redemption price per share		$16.72
Net Assets		$5,310,304
Shares of beneficial interest outstanding		317,665
Maximum offering price per share (NAV/0.9525, based on maximum sales charge of 4.75% of the offering price)		$17.55

See Notes to Financial Statements	47	June 30, 2006

Statement of Assets and Liabilities (Unaudited)

	FORWARD GLOBAL EMERGING MARKETS FUND	SIERRA CLUB EQUITY INCOME FUND
ASSETS:
Investments, at value	$46,337,131	$28,879,540
Cash	403	0
Foreign currency, at value (Cost $300,795 and $0, respectively)	299,905	0
Receivable for investments sold	983,919	409,275
Receivable from advisor	16,603	0
Receivable for shares sold	54,134	0
Interest and dividends receivable	143,289	99,410
Other assets	20,893	452

Total Assets	47,856,277	29,388,677

LIABILITIES:
Distributions payable	0	30,697
Payable to custodian	0	345,626
Payable for investments purchased	845,232	0
Payable for shares redeemed	0	1,617
Payable to advisor	45,856	24,767
Payable for distribution and service fees	3,112	3,002
Payable to trustees	437	631
Accrued expenses and other liabilities	62,096	26,790

Total Liabilities	956,733	433,130

NET ASSETS	$46,899,544	$28,955,547

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$42,491,993	$26,301,286
Accumulated net investment income/(loss)	268,084	(2,423)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(2,426,622)	849,527
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	6,566,089	2,578,254

TOTAL NET ASSETS	$46,899,544	$28,955,547

INVESTMENTS, AT COST	$39,767,391	$26,301,286

PRICING OF SHARES
Investor Class:
Net Asset Value, offering, and redemption price per share	$19.49	$11.52
Net Assets	$13,247,043	$28,955,547
Shares of beneficial interest outstanding	679,858	2,512,733
Institutional Class:
Net Asset Value, offering, and redemption price per share	$19.56
Net Assets	$33,652,501
Shares of beneficial interest outstanding	1,720,229

June 30, 2006	48	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	SIERRA CLUB STOCK FUND	FORWARD EMERALD BANKING AND FINANCE FUND
ASSETS:
Investments, at value	$31,973,349	$279,745,969
Receivable for investments sold	282,219	884,060
Receivable from advisor	1,953	33,310
Receivable for shares sold	4,000	115,708
Interest and dividends receivable	34,776	271,316
Other assets	9,660	34,566

Total Assets	32,305,957	281,084,929

LIABILITIES:
Payable to custodian	43,180	11,208
Payable for investments purchased	103,207	2,882,785
Payable for shares redeemed	16,103	436,637
Payable to advisor	22,039	172,818
Payable for distribution and service fees	7,557	138,212
Payable to trustees	2,495	3,701
Accrued expenses and other liabilities	25,524	66,534

Total Liabilities	220,105	3,711,895

NET ASSETS	$32,085,852	$277,373,034

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$28,716,943	$201,304,956
Accumulated net investment income/(loss)	13,396	(301,567)
Accumulated net realized gain on investments	2,664,145	11,855,006
Net unrealized appreciation on investments	691,368	64,514,639

TOTAL NET ASSETS	$32,085,852	$277,373,034

INVESTMENTS, AT COST	$31,281,981	$215,231,330

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$11.70
Net Assets	$26,653,002
Shares of beneficial interest outstanding	2,277,210
Class A:
Net Asset Value, offering and redemption price per share	$11.70	$28.71
Net Assets	$5,432,850	$165,902,854
Shares of beneficial interest outstanding	464,186	5,778,433
Maximum offering price per share (NAV/0.9525, based on maximum sales charge of 4.75% of the offering price)	$12.28	$30.14
Class C:
Net Asset Value, offering and redemption price per share		$27.70
Net Assets		$111,470,180
Shares of beneficial interest outstanding		4,024,467

See Notes to Financial Statements	49	June 30, 2006

Statement of Assets and Liabilities (Unaudited)

	FORWARD EMERALD OPPORTUNITIES FUND	FORWARD UNIPLAN REAL ESTATE INVESTMENT FUND
ASSETS:
Investments, at value	$13,084,003	$43,842,260
Deposit with broker for securities sold short and written options	1,158,615	0
Receivable for investments sold	26,711	533,552
Receivable from advisor	0	0
Receivable for shares sold	25,000	1,137
Interest and dividends receivable	1,860	130,573
Other assets	28,532	7,968

Total Assets	14,324,721	44,515,490

LIABILITIES:
Securities sold short (Proceeds $1,065,271)	1,067,189	—
Options written at value (Premiums received $5,070)	3,900	—
Distributions payable	0	45,035
Payable to custodian	2,661	0
Payable for investments purchased	1,876,039	0
Payable for shares redeemed	4,728	51,235
Payable to advisor	10,544	31,736
Payable for distribution and service fees	5,346	6,347
Payable to trustees	429	4,687
Accrued expenses and other liabilities	9,316	45,593

Total Liabilities	2,980,152	184,633

NET ASSETS	$11,344,569	$44,330,857

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$17,992,067	$23,465,523
Accumulated net investment income/(loss)	(66,627)	97,202
Accumulated net realized gain/(loss) on investments, options and securities sold short	(6,983,761)	2,014,721
Net unrealized appreciation on investments, options and securities sold short	402,890	18,753,411

TOTAL NET ASSETS	$11,344,569	$44,330,857

INVESTMENTS, AT COST	$12,680,365	$25,088,849

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share		$18.53
Net Assets		$44,330,857
Shares of beneficial interest outstanding		2,392,878
Class A:
Net Asset Value, offering and redemption price per share	$8.89
Net Assets	$8,694,860
Shares of beneficial interest outstanding	978,191
Maximum offering price per share (NAV/0.9525, based on maximum sales charge of 4.75% of the offering price)	$9.33
Class C:
Net Asset Value, offering and redemption price per share	$8.63
Net Assets	$2,649,709
Shares of beneficial interest outstanding	307,034

June 30, 2006	50	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD EMERALD GROWTH FUND	FORWARD HOOVER SMALL CAP EQUITY FUND
ASSETS:
Investments, at value	$190,160,942	$501,487,630
Receivable for investments sold	1,359,162	7,792,173
Receivable for shares sold	152,949	1,181,520
Interest and dividends receivable	19,553	356,348
Other assets	24,261	36,708

Total Assets	191,716,867	510,854,379

LIABILITIES:
Payable to custodian	10,842	0
Payable for investments purchased	1,842,686	14,432,011
Payable for shares redeemed	171,694	598,646
Payable to advisor	117,283	426,695
Payable for distribution and service fees	58,610	122,998
Payable to trustees	2,498	4,073
Accrued expenses and other liabilities	34,665	77,651

Total Liabilities	2,238,278	15,662,074

NET ASSETS	$189,478,589	$495,192,305

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$132,697,128	$419,112,484
Accumulated net investment loss	(1,058,639)	(1,610,022)
Accumulated net realized gain on investments	14,161,894	30,486,517
Net unrealized appreciation on investments	43,678,206	47,203,326

TOTAL NET ASSETS	$189,478,589	$495,192,305

INVESTMENTS, AT COST	$146,482,736	$454,284,304

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share		$20.32
Net Assets		$421,701,473
Shares of beneficial interest outstanding		20,755,235
Institutional Class:
Net Asset Value, offering and redemption price per share		$20.74
Net Assets		$53,559,325
Shares of beneficial interest outstanding		2,582,167
Class A:
Net Asset Value, offering and redemption price per share	$15.10	$20.33
Net Assets	$178,099,627	$19,931,507
Shares of beneficial interest outstanding	11,797,319	980,288
Maximum offering price per share (NAV/0.9525, based on maximum sales charge of 4.75% of the offering price)	$15.85	$21.34
Class C:
Net Asset Value, offering and redemption price per share	$14.49
Net Assets	$11,378,962
Shares of beneficial interest outstanding	785,418

See Notes to Financial Statements	51	June 30, 2006

Statement of Assets and Liabilities (Unaudited)

	FORWARD HOOVER MINI-CAP FUND	FORWARD LEGATO FUND
ASSETS:
Investments, at value	$45,891,257	$8,535,729
Receivable for investments sold	653,357	4,979
Receivable from advisor	4,440	0
Receivable for shares sold	104,240	0
Interest and dividends receivable	29,018	3,564
Other assets	18,189	462

Total Assets	46,700,501	8,544,734

LIABILITIES:
Payable for investments purchased	1,665,855	9,136
Payable to advisor	41,910	6,884
Payable for distribution and service fees	2,182	688
Payable to trustees	516	734
Accrued expenses and other liabilities	17,097	21,218

Total Liabilities	1,727,560	38,660

NET ASSETS	$44,972,941	$8,506,074

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$33,957,482	$7,545,191
Accumulated net investment loss	(100,087)	(37,758)
Accumulated net realized gain on investments	6,413,641	241,106
Net unrealized appreciation on investments	4,701,905	757,535

TOTAL NET ASSETS	$44,972,941	$8,506,074

INVESTMENTS, AT COST	$41,189,352	$7,778,194

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$18.91
Net Assets	$11,410,826
Shares of beneficial interest outstanding	603,271
Institutional Class:
Net Asset Value, offering and redemption price per share	$19.22
Net Assets	$33,562,115
Shares of beneficial interest outstanding	1,746,568
Class A:
Net Asset Value, offering and redemption price per share		$11.64
Net Assets		$8,506,074
Shares of beneficial interest outstanding		730,810
Maximum offering price per share (NAV/0.9525, based on maximum sales charge of 4.75% of the offering price)		$12.22

June 30, 2006	52	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

	FORWARD INTERNATIONAL EQUITY FUND	FORWARD INTERNATIONAL SMALL COMPANIES FUND
INVESTMENT INCOME:
Interest	$1,849	$387,375
Dividends	458,601	4,118,637
Securities lending income	12,279	197,232
Foreign taxes withheld	(45,516)	(435,827)

Total Investment Income	427,213	4,267,417

EXPENSES:
Investment advisory fee	118,627	1,676,808
Administrative fee	19,750	125,969
Custodian fee	25,694	38,735
Legal and audit fee	17,447	50,275
Transfer agent fee	6,238	41,150
Trustees' fees and expenses	1,031	15,170
Registration/filing fees	4,714	17,133
Report to shareholder and printing fees	12,421	13,796
Distribution and service fees
Investor Class	29,308	224,253
Class A	—	7,323
ReFlow fees (Note 2)	852	1,891
Other	11,329	14,957

Total expenses before waiver	247,411	2,227,460
Less fees waived/reimbursed by investment advisor	(32,875)	(18,883)

Total net expenses	214,536	2,208,577

NET INVESTMENT INCOME:	212,677	2,058,840

Net realized gain on investments	1,869,155	12,239,929
Net realized gain on foreign currency transactions	94,535	869,134
Net change in unrealized appreciation on investments	764,873	5,628,415
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(10,115)	36,683

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	2,718,448	18,774,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,931,125	$20,833,001

See Notes to Financial Statements	53	June 30, 2006

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

	FORWARD GLOBAL EMERGING MARKETS FUND	SIERRA CLUB EQUITY INCOME FUND
INVESTMENT INCOME:
Interest	$17,947	$143,871
Dividends	639,654	271,820
Securities lending income	3,158	0
Foreign taxes withheld	(67,686)	0

Total Investment Income	593,073	415,691

EXPENSES:
Investment advisory fee	283,111	144,634
Administrative fee	30,866	20,654
Custodian fee	63,134	4,894
Legal and audit fee	14,389	11,842
Transfer agent fee	7,000	10,206
Trustees’ fees and expenses	2,065	1,314
Registration/filing fees	2,083	9,639
Report to shareholder and printing fees	12,811	17,985
Distribution and service fees
Investor Class	18,983	18,464
Repayment of reimbursed expenses	0	1,249
ReFlow fees (Note 2)	5,777	2,057
Other	7,974	7,281

Total expenses before waiver	448,193	250,219
Less fees waived/reimbursed by investment advisor	(83,844)	(8,474)

Total net expenses	364,349	241,745

NET INVESTMENT INCOME:	228,724	173,946

Net realized gain on investments	2,791,072	619,450
Net realized gain on foreign currency transactions	180,493	0
Net change in unrealized depreciation on investments	(2,255,325)	(539,184)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currencies	(2,839)	0

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	713,401	80,266

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$942,125	$254,212

June 30, 2006	54	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

	SIERRA CLUB STOCK FUND	FORWARD EMERALD BANKING AND FINANCE FUND
INVESTMENT INCOME:
Interest	$13,028	$192,487
Dividends	231,867	2,216,276
Foreign taxes withheld	0	(2,930)

Total Investment Income	244,895	2,405,833

EXPENSES:
Investment advisory fee	132,684	1,355,183
Administrative fee	25,116	87,318
Custodian fee	889	16,291
Legal and audit fee	13,090	88,449
Transfer agent fee	13,015	121,457
Trustees’ fees and expenses	3,090	18,116
Registration/filing fees	1,711	40,571
Report to shareholder and printing fees	19,069	75,561
Distribution and service fees
Investor Class	38,542	—
Class A	6,906	308,303
Class C	—	569,489
ReFlow fees (Note 2)	659	496
Other	7,930	26,166

Total expenses before waiver	262,701	2,707,400
Less fees waived/reimbursed by investment advisor	(31,202)	0

Total net expenses	231,499	2,707,400

NET INVESTMENT INCOME/(LOSS):	13,396	(301,567)

Net realized gain on investments	2,420,515	6,591,986
Net change in unrealized appreciation/(depreciation) on investments	(3,062,057)	5,093,952

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(641,542)	11,685,938

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(628,146)	$11,384,371

See Notes to Financial Statements	55	June 30, 2006

Statement of Operations

	FORWARD EMERALD OPPORTUNITIES FUND	FORWARD UNIPLAN REAL ESTATE INVESTMENT FUND
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2005 (AUDITED)
INVESTMENT INCOME:
Interest	$44,570	$22,833	$20,537
Dividends	12,631	657,439	1,666,307	(a)
Foreign taxes withheld	0	(2,241)	(5,166)

Total Investment Income	57,201	678,031	1,681,678	(a)

EXPENSES:
Investment advisory fee	47,116	193,467	379,381
Administrative fee	3,384	27,737	92,869
Custodian fee	15,243	6,182	16,964
Legal and audit fee	4,606	18,184	47,880
Transfer agent fee	9,262	10,583	13,905
Trustees' fees and expenses	3,078	5,432	9,755
Registration/filing fees	12,370	4,635	16,949
Report to shareholder and printing fees	7,081	6,952	43,153
Distribution and service fees
Investor Class	—	38,693	75,876
Class A	19,420	—	—
Class C	8,071	—	—
Repayment of reimbursed expenses	—	—	80,300
ReFlow fees (Note 2)	0	3,731	3,283
Other	4,751	16,016	18,478

Total expenses before waiver	134,382	331,612	798,793
Less fees waived/reimbursed by investment advisor	(10,554)	0	0

Total net expenses	123,828	331,612	798,793

NET INVESTMENT INCOME/(LOSS):	(66,627)	346,419	882,885	(a)

Net realized gain on investments	421,799	2,022,323	3,193,635	(a)
Net realized gain/(loss) on foreign currency transactions	0	(94)	58
Net realized loss on options	(32,075)	—	—
Net realized loss on securities sold short	(23,701)	—	—
Net change in unrealized appreciation on investments, options and securities sold short	41,086	2,470,599	357,351	(a)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	0	12	(52)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTIONS, SECURITIES SOLD SHORT AND FOREIGN CURRENCY	407,109	4,492,840	3,550,992

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$340,482	$4,839,259	$4,433,877

(a) Amount has been restated. See Note 2 to December 31, 2005 Financial Statements.

June 30, 2006	56	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

	FORWARD EMERALD GROWTH FUND	FORWARD HOOVER SMALL CAP EQUITY FUND
INVESTMENT INCOME:
Interest	$148,959	$429,415
Dividends	146,104	1,710,660
Foreign taxes withheld	0	(2,937)

Total Investment Income	295,063	2,137,138

EXPENSES:
Investment advisory fee	707,969	2,431,642
Administrative fee	58,481	148,731
Custodian fee	25,044	25,949
Legal and audit fee	51,920	98,594
Transfer agent fee	51,061	174,892
Trustees’ fees and expenses	11,829	25,409
Registration/filing fees	26,259	35,222
Report to shareholder and printing fees	38,016	57,699
Distribution and service fees
Investor Class	—	692,859
Class A	306,775	31,577
Class C	59,153	—
Repayment of reimbursed expenses	0	19,743
ReFlow fees (Note 2)	0	1,452
Other	17,195	43,304

Total expenses before waiver	1,353,702	3,787,073
Less fees waived/reimbursed by investment advisor	0	(39,913)

Total net expenses	1,353,702	3,747,160

NET INVESTMENT LOSS:	(1,058,639)	(1,610,022)

Net realized gain on investments	14,078,311	21,994,410
Net change in unrealized appreciation/(depreciation) on investments	5,609,215	(7,843,538)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	19,687,526	14,150,872

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,628,887	$12,540,850

See Notes to Financial Statements	57	June 30, 2006

Statement of Operations

For the Six Months Ended June 30, 2006 (Unaudited)

	FORWARD HOOVER MINI-CAP FUND	FORWARD LEGATO FUND
INVESTMENT INCOME:
Interest	$66,482	$3,930
Dividends	146,716	25,952
Foreign taxes withheld	0	(142)

Total Investment Income	213,198	29,740

EXPENSES:
Investment advisory fee	239,347	41,997
Administrative fee	23,360	22,110
Custodian fee	10,586	2,340
Legal and audit fee	15,870	4,963
Transfer agent fee	5,519	1,078
Trustees’ fees and expenses	11,360	1,302
Registration/filing fees	7,966	2,255
Report to shareholder and printing fees	3,856	1,902
Distribution and service fees
Investor Class	9,737	—
Class A	—	4,200
Repayment of reimbursed expenses	11,605	0
Other	10,203	1,273

Total expenses before waiver	349,409	83,420
Less fees waived/reimbursed by investment advisor	(36,124)	(14,823)

Total net expenses	313,285	68,597

NET INVESTMENT LOSS:	(100,087)	(38,857)

Net realized gain on investments	3,296,338	186,871
Net change in unrealized appreciation/(depreciation) on investments	(972,683)	32,130

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,323,655	219,001

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,223,568	$180,144

June 30, 2006	58	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL EQUITY FUND(a)
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2005
OPERATIONS:
Net investment income	$212,677	$84,298
Net realized gain on investments	1,869,155	6,882,682
Net realized gain/(loss) on foreign currency	94,535	(172,131)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	754,758	(3,125,506)

Net increase in net assets resulting from operations	2,931,125	3,669,343

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	0	(10,770)

Total distributions	0	(10,770)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	1,739,738	2,446,975
Issued to shareholders in reinvestment of distributions	0	1,894
Cost of shares redeemed, net of redemption fees (Note 7)	(744,829)	(5,431,797)

Net increase/(decrease) from share transactions	994,909	(2,982,928)

Net increase in net assets	$3,926,034	$675,645

NET ASSETS:
Beginning of period	24,879,848	24,204,203

End of period (including accumulated net investment income of $212,677 and $0, respectively)	$28,805,882	$24,879,848

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	106,675	189,729
Distributions reinvested	0	126
Redeemed	(47,551)	(425,902)

Net increase/(decrease) in shares outstanding	59,124	(236,047)

(a) Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund.

See Notes to Financial Statements	59	June 30, 2006

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL SMALL COMPANIES FUND
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2005
OPERATIONS:
Net investment income	$2,058,840	$1,357,606
Net realized gain on investments	12,239,929	12,254,422
Net realized gain/(loss) on foreign currency	869,134	(103,213)
Net change in unrealized appreciation on investments and foreign currency	5,665,098	22,185,401

Net increase in net assets resulting from operations	20,833,001	35,694,216

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	0	(331,158)
Institutional Class	0	(994,070)
Class A	0	(18,509)
From net realized gains on investments
Investor Class	0	(3,679,469)
Institutional Class	0	(8,552,479)
Class A	0	(201,289)

Total distributions	0	(13,776,974)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	138,085,618	62,930,686
Issued to shareholders in reinvestment of distributions	0	3,685,830
Cost of shares redeemed, net of redemption fees (Note 7)	(19,316,242)	(17,178,000)

Net increase from share transactions	118,769,376	49,438,516

INSTITUTIONAL CLASS
Proceeds from sale of shares	103,591,902	79,363,770
Issued to shareholders in reinvestment of distributions	0	9,357,468
Cost of shares redeemed, net of redemption fees (Note 7)	(19,944,790)	(9,854,783)

Net increase from share transactions	83,647,112	78,866,455

CLASS A
Proceeds from sale of shares	777,163	4,476,025
Issued to shareholders in reinvestment of distributions	0	217,433
Cost of shares redeemed, net of redemption fees (Note 7)	(1,031,770)	0

Net increase/(decrease) from share transactions	(254,607)	4,693,458

Net increase in net assets	$222,994,882	$154,915,671

NET ASSETS:
Beginning of period	213,802,486	58,886,815

End of period (including accumulated net investment income of $2,040,045 and $0, respectively)	$436,797,368	$213,802,486

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	8,132,658	4,486,491
Distributions reinvested	0	261,485
Redeemed	(1,168,004)	(1,245,002)

Net increase in shares outstanding	6,964,654	3,502,974

INSTITUTIONAL CLASS
Sold	6,147,823	5,748,013
Distributions reinvested	0	660,131
Redeemed	(1,207,136)	(686,978)

Net increase in shares outstanding	4,940,687	5,721,166

CLASS A
Sold	45,898	320,862
Distributions reinvested	0	15,428
Redeemed	(64,523)	0

Net increase/(decrease) in shares outstanding	(18,625)	336,290

June 30, 2006	60	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GLOBAL EMERGING MARKETS FUND
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2005
OPERATIONS:
Net investment income	$228,724	$626,905
Net realized gain on investments	2,791,072	3,770,099
Net realized gain/(loss) on foreign currency	180,493	(9,999)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(2,258,164)	3,933,761

Net increase in net assets resulting from operations	942,125	8,320,766

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	0	(122,863)
Institutional Class	0	(454,683)

Total distributions	0	(577,546)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	7,363,527	10,737,828
Issued to shareholders in reinvestment of distributions	0	23,796
Cost of shares redeemed, net of redemption fees (Note 7)	(3,120,608)	(4,472,740)

Net increase from share transactions	4,242,919	6,288,884

INSTITUTIONAL CLASS
Proceeds from sale of shares	7,119,872	8,038,233
Issued to shareholders in reinvestment of distributions	0	170,186
Cost of shares redeemed, net of redemption fees (Note 7)	(3,003,112)	(4,465,956)

Net increase from share transactions	4,116,760	3,742,463

Net increase in net assets	$9,301,804	$17,774,567

NET ASSETS:
Beginning of period	37,597,740	19,823,173

End of period (including accumulated net investment income of $268,084 and $39,360, respectively)	$46,899,544	$37,597,740

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	365,149	689,415
Distributions reinvested	0	1,264
Redeemed	(154,346)	(289,852)

Net increase in shares outstanding	210,803	400,827

INSTITUTIONAL CLASS
Sold	348,329	465,253
Distributions reinvested	0	9,014
Redeemed	(151,440)	(275,548)

Net increase in shares outstanding	196,889	198,719

See Notes to Financial Statements	61	June 30, 2006

Statement of Changes in Net Assets

	SIERRA CLUB EQUITY INCOME FUND
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2005
OPERATIONS:
Net investment income	$173,946	$35,131
Net realized gain on investments	619,450	1,010,658
Net change in unrealized appreciation/(depreciation) on investments	(539,184)	(862,223)

Net increase in net assets resulting from operations	254,212	183,566

DISTRIBUTIONS TO SHAREHOLDERS:
INVESTOR CLASS
From net investment income	(176,369)	(31,551)
From net realized gains on investments	0	(1,589,307)

Total distributions	(176,369)	(1,620,858)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	2,406,325	4,156,404
Issued to shareholders in reinvestment of distributions	101,518	555,674
Cost of shares redeemed, net of redemption fees (Note 7)	(3,776,440)	(3,550,379)

Net increase/(decrease) from share transactions	(1,268,597)	1,161,699

Net decrease in net assets	$(1,190,754)	$(275,593)

NET ASSETS:
Beginning of period	30,146,301	30,421,894

End of period (including accumulated net investment loss of $(2,423) and $0, respectively)	$28,955,547	$30,146,301

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	207,933	359,003
Distributions reinvested	8,812	48,400
Redeemed	(330,841)	(304,543)

Net increase/(decrease) in shares outstanding	(114,096)	102,860

June 30, 2006	62	See Notes to Financial Statements

Statement of Changes in Net Assets

	SIERRA CLUB STOCK FUND
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2005
OPERATIONS:
Net investment income/(loss)	$13,396	$(180,683)
Net realized gain on investments	2,420,515	906,248
Net change in unrealized appreciation/(depreciation) on investments	(3,062,057)	296,307

Net increase/(decrease) in net assets resulting from operations	(628,146)	1,021,872

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	0	(610,736)
Class A	0	(138,034)

Total distributions	0	(748,770)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	4,289,606	10,482,206
Issued to shareholders in reinvestment of distributions	0	349,977
Cost of shares redeemed, net of redemption fees (Note 7)	(1,380,488)	(6,482,743)

Net increase from share transactions	2,909,118	4,349,440

CLASS A
Proceeds from sale of shares	48,589	4,867,522
Issued to shareholders in reinvestment of distributions	0	65,470

Net increase from share transactions	48,589	4,932,992

Net increase in net assets	$2,329,561	$9,555,534

NET ASSETS:
Beginning of period	29,756,291	20,200,757

End of period (including accumulated net investment income of $13,396 and $0, respectively)	$32,085,852	$29,756,291

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	4,289,606	918,708
Distributions reinvested	0	29,360
Redeemed	(1,380,488)	(593,034)

Net increase in shares outstanding	2,909,118	355,034

CLASS A
Sold	48,589	454,658
Distributions reinvested	0	5,492

Net increase in shares outstanding	48,589	460,150

See Notes to Financial Statements	63	June 30, 2006

Statement of Changes in Net Assets

	FORWARD EMERALD BANKING AND FINANCE FUND
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	SIX MONTHS ENDED DECEMBER 31, 2005	YEAR ENDED JUNE 30, 2005
OPERATIONS:
Net investment loss	$(301,567)	$(517,397)	$(1,278,059)
Net realized gain on investments	6,591,986	15,711,697	9,230,290
Net change in unrealized appreciation/(depreciation) on investments	5,093,952	(313,635)	20,528,532

Net increase in net assets resulting from operations	11,384,371	14,880,665	28,480,763

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Class A	0	(12,042,011)	(4,974,573)
Class C	0	(7,512,376)	(3,519,861)

Total distributions	0	(19,554,387)	(8,494,434)

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	22,341,005	22,581,054	76,906,237
Issued to shareholders in reinvestment of distributions	0	10,658,780	4,386,921
Cost of shares redeemed, net of redemption fees (Note 7)	(48,293,343)	(29,771,823)	(43,394,497)

Net increase/(decrease) from share transactions	(25,952,338)	3,468,011	37,898,661

CLASS C
Proceeds from sale of shares	6,317,661	11,975,900	29,488,435
Issued to shareholders in reinvestment of distributions	0	5,290,512	2,520,733
Cost of shares redeemed, net of redemption fees (Note 7)	(11,700,210)	(10,096,985)	(19,919,675)

Net increase/(decrease) from share transactions	(5,382,549)	7,169,427	12,089,493

Net increase/(decrease) in net assets	$(19,950,516)	$5,963,716	$69,974,483

NET ASSETS:
Beginning of period	297,323,550	291,359,834	221,385,351

End of period (including accumulated net investment loss of $(301,567), $0 and $0, respectively)	$277,373,034	$297,323,550	$291,359,834

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	782,352	793,282	2,836,726
Distributions reinvested	0	380,328	177,520
Redeemed	(1,687,416)	(1,047,668)	(1,628,134)

Net increase/(decrease) in shares outstanding	(905,064)	125,942	1,386,112

CLASS C
Sold	227,740	433,269	1,114,582
Distributions reinvested	0	194,685	104,304
Redeemed	(423,021)	(366,719)	(758,076)

Net increase/(decrease) in shares outstanding	(195,281)	261,235	460,810

June 30, 2006	64	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD EMERALD OPPORTUNITIES FUND(a)
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	SIX MONTHS ENDED DECEMBER 31, 2005	YEAR ENDED JUNE 30, 2005
OPERATIONS:
Net investment loss	$(66,627)	$(46,163)	$(89,381)
Net realized gain on investments	421,799	621,397	440,202
Net realized loss on options	(32,075)	0	0
Net realized loss on securities sold short	(23,701)	0	0
Net change in unrealized appreciation/(depreciation) on investments, option contracts and securities sold short	41,086	69,744	(433,809)

Net increase/(decrease) in net assets resulting from operations	340,482	644,978	(82,988)

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	2,869,774	2,965,879	635,411
Cost of shares redeemed, net of redemption fees (Note 7)	(496,849)	(329,007)	(974,092)

Net increase/(decrease) from share transactions	2,372,925	2,636,872	(338,681)

CLASS C
Proceeds from sale of shares	1,910,161	416,562	100
Cost of shares redeemed, net of redemption fees (Note 7)	(102,694)	(55,350)	(117,862)

Net increase/(decrease) from share transactions	1,807,467	361,212	(117,762)

Net increase in net assets	$4,520,874	$3,643,062	$(539,431)

NET ASSETS:
Beginning of period	6,823,695	3,180,633	3,720,064

End of period (including accumulated net investment loss of $(66,627), $0 and $0, respectively)	$11,344,569	$6,823,695	$3,180,633

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	317,981	360,643	91,573
Redeemed	(55,614)	(41,996)	(143,726)

Net increase/(decrease) in shares outstanding	262,367	318,647	(52,153)

CLASS C
Sold	218,603	50,829	14
Redeemed	(11,780)	(7,032)	(17,637)

Net increase/(decrease) in shares outstanding	206,823	43,797	(17,623)

(a) Prior to September 29, 2005, the Forward Emerald Opportunities Fund was known as the Forward Emerald Technology Fund.

See Notes to Financial Statements	65	June 30, 2006

Statement of Changes in Net Assets

	FORWARD UNIPLAN REAL ESTATE INVESTMENT FUND
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004
OPERATIONS:
Net investment income	$346,419	$882,885 (a)	$945,295 (a)
Net realized gain on investments	2,022,323	3,193,635 (a)	2,883,186 (a)
Net realized gain/(loss) on foreign currency	(94)	58	2
Net change in unrealized appreciation on investments and foreign currency	2,470,611	357,299 (a)	7,342,381 (a)

Net increase in net assets resulting from operations	4,839,259	4,433,877	11,170,864

DISTRIBUTIONS TO SHAREHOLDERS:
INVESTOR CLASS
From net investment income	(249,170)	(498,174)	(1,647,621)
From net realized gains on investments	0	(3,748,049)	(2,123,003)
Tax return of capital	0	(127,254)	—

Total distributions	(249,170)	(4,373,477)	(3,770,624)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	3,143,789	8,536,177	13,529,123
Issued to shareholders in reinvestment of distributions	59,533	2,402,766	3,738,910
Cost of shares redeemed, net of redemption fees (Note 7)	(6,750,194)	(16,057,968)	(13,057,217)

Net decrease from share transactions	(3,546,872)	(5,119,025)	4,210,816

Net increase/(decrease) in net assets	$1,043,217	$(5,058,625)	$11,611,056

NET ASSETS:
Beginning of period	43,287,640	48,346,265	36,735,209

End of period (including accumulated net investment income/(loss) of $97,202, $(47) and $(88), respectively)	$44,330,857	$43,287,640	$48,346,265

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	175,733	525,466	910,437
Distributions reinvested	3,256	144,930	232,060
Redeemed	(379,313)	(986,315)	(856,293)

Net increase/(decrease) in shares outstanding	(200,324)	(315,919)	286,204

(a) Amount has been restated. See Note 2 to December 31, 2005 Financial Statements.

June 30, 2006	66	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD EMERALD GROWTH FUND
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	SIX MONTHS ENDED DECEMBER 31, 2005	YEAR ENDED JUNE 30, 2005
OPERATIONS:
Net investment loss	$(1,058,639)	$(929,230)	$(1,874,331)
Net realized gain on investments	14,078,311	5,254,272	3,714,337
Net change in unrealized appreciation on investments	5,609,215	11,403,665	169,849

Net increase in net assets resulting from operations	18,628,887	15,728,707	2,009,855

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Class A	0	(8,074,838)	(2,630,169)
Class C	0	(625,150)	(325,503)

Total distributions	0	(8,699,988)	(2,955,672)

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	29,694,190	17,022,352	65,162,367
Issued to shareholders in reinvestment of distributions	0	5,255,650	2,443,099
Cost of shares redeemed, net of redemption fees (Note 7)	(27,062,377)	(15,984,977)	(33,965,754)

Net increase from share transactions	2,631,813	6,293,025	33,639,712

CLASS C
Proceeds from sale of shares	500,247	444,804	1,419,286
Issued to shareholders in reinvestment of distributions	0	553,045	287,362
Cost of shares redeemed, net of redemption fees (Note 7)	(1,625,433)	(1,667,584)	(3,374,467)

Net decrease from share transactions	(1,125,186)	(669,735)	(1,667,819)

Net increase in net assets	$20,135,514	$12,652,009	$31,026,076

NET ASSETS:
Beginning of period	169,343,075	156,691,066	125,664,990

End of period (including accumulated net investment loss of $(1,058,639), $0 and $0, respectively)	$189,478,589	$169,343,075	$156,691,066

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	1,947,766	1,261,758	5,083,947
Distributions reinvested	0	390,288	220,696
Redeemed	(1,802,060)	(1,186,341)	(2,746,701)

Net increase in shares outstanding	145,706	465,705	2,557,942

CLASS C
Sold	34,157	34,248	119,823
Distributions reinvested	0	42,582	26,657
Redeemed	(112,964)	(127,716)	(279,651)

Net decrease in shares outstanding	(78,807)	(50,886)	(133,171)

See Notes to Financial Statements	67	June 30, 2006

Statement of Changes in Net Assets

	FORWARD HOOVER SMALL CAP EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2005
OPERATIONS:
Net investment loss	$(1,610,022)	$(2,528,304)
Net realized gain on investments	21,994,410	17,724,942
Net change in unrealized appreciation/(depreciation) on investments	(7,843,538)	14,337,667

Net increase in net assets resulting from operations	12,540,850	29,534,305

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	0	(12,526,784)
Institutional Class	0	(1,456,466)
Class A	0	(973,071)

Total distributions	0	(14,956,321)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	160,951,381	240,899,990
Issued to shareholders in reinvestment of distributions	0	11,991,950
Cost of shares redeemed, net of redemption fees (Note 7)	(72,751,877)	(126,598,951)

Net increase from share transactions	88,199,504	126,292,989

INSTITUTIONAL CLASS
Proceeds from sale of shares	20,376,835	24,871,831
Issued to shareholders in reinvestment of distributions	0	1,453,098
Cost of shares redeemed, net of redemption fees (Note 7)	(2,577,192)	(4,383,075)

Net increase from share transactions	17,799,643	21,941,854

CLASS A
Proceeds from sale of shares	998,157	20,113,667
Issued to shareholders in reinvestment of distributions	0	9,956
Cost of shares redeemed, net of redemption fees (Note 7)	(5,003,219)	0

Net increase/(decrease) from share transactions	(4,005,062)	20,123,623

Net increase in net assets	$114,534,935	$182,936,450

NET ASSETS:
Beginning of period	380,657,370	197,720,920

End of period (including accumulated net investment loss of $(1,610,022) and $0, respectively)	$495,192,305	$380,657,370

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	7,588,186	12,864,804
Distributions reinvested	0	620,911
Redeemed	(3,485,065)	(6,982,750)

Net increase in shares outstanding	4,103,121	6,502,965

INSTITUTIONAL CLASS
Sold	957,542	1,330,628
Distributions reinvested	0	73,874
Redeemed	(117,233)	(223,384)

Net increase in shares outstanding	840,309	1,181,118

CLASS A
Sold	46,521	1,189,148
Distributions reinvested	0	515
Redeemed	(255,896)	0

Net increase/(decrease) in shares outstanding	(209,375)	1,189,663

June 30, 2006	68	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD HOOVER MINI-CAP FUND
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2005
OPERATIONS:
Net investment loss	$(100,087)	$(290,216)
Net realized gain on investments	3,296,338	4,019,729
Net change in unrealized appreciation/(depreciation) on investments	(972,683)	910,005

Net increase in net assets resulting from operations	2,223,568	4,639,518

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	0	(217,422)
Institutional Class	0	(767,721)

Total distributions	0	(985,143)

SHARE TRANSACTIONS:
INVESTOR CLASS
Proceeds from sale of shares	5,460,329	1,583,091
Issued to shareholders in reinvestment of distributions	0	70,470
Cost of shares redeemed, net of redemption fees (Note 7)	(3,033,156)	(1,362,147)

Net increase from share transactions	2,427,173	291,414

INSTITUTIONAL CLASS
Proceeds from sale of shares	952,562	8,380,445
Issued to shareholders in reinvestment of distributions	0	204,634
Cost of shares redeemed, net of redemption fees (Note 7)	(459,492)	(5,129,997)

Net increase from share transactions	493,070	3,455,082

Net increase in net assets	$5,143,811	$7,400,871

NET ASSETS:
Beginning of period	39,829,130	32,428,259

End of period (including accumulated net investment loss of $(100,087) and $0, respectively)	$44,972,941	$39,829,130

Other Information:
SHARE TRANSACTIONS:
INVESTOR CLASS
Sold	276,526	94,322
Distributions reinvested	0	3,957
Redeemed	(163,994)	(82,356)

Net increase in shares outstanding	112,532	15,923

INSTITUTIONAL CLASS
Sold	47,727	515,622
Distributions reinvested	0	11,330
Redeemed	(23,825)	(312,142)

Net increase in shares outstanding	23,902	214,810

See Notes to Financial Statements	69	June 30, 2006

Statement of Changes in Net Assets

	FORWARD LEGATO FUND(a)
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)	PERIOD ENDED DECEMBER 31, 2005
OPERATIONS:
Net investment loss	$(38,857)	$(60,712)
Net realized gain on investments	186,871	136,559
Net change in unrealized appreciation on investments	32,130	725,405

Net increase in net assets resulting from operations	180,144	801,252

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments	0	(20,513)

Total distributions	0	(20,513)

SHARE TRANSACTIONS:
CLASS A
Proceeds from sale of shares	1,450,090	6,094,808
Issued to shareholders in reinvestment of distributions	0	293

Net increase from share transactions	1,450,090	6,095,101

Net increase in net assets	$1,630,234	$6,875,840

NET ASSETS:
Beginning of period	6,875,840	—

End of period (including accumulated net investment income/(loss) of $(37,758) and $1,099, respectively)	$8,506,074	$6,875,840

Other Information:
SHARE TRANSACTIONS:
CLASS A
Sold	122,087	608,697
Distributions reinvested	0	26

Net increase in shares outstanding	122,087	608,723

(a) The Forward Legato Fund commenced operations on April 1, 2005

June 30, 2006	70	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund(a)

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003	YEAR ENDED DECEMBER 31, 2002	YEAR ENDED DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$15.01		$12.78	$11.31		$8.21	$9.63	$12.18
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.12		0.05	(0.02)		(0.01)	(0.04)	(0.04)
Net realized and unrealized gain/(loss) on investments	1.65		2.19	1.49		3.11	(1.38)	(2.51)

Total from Investment Operations	1.77		2.24	1.47		3.10	(1.42)	(2.55)

LESS DISTRIBUTIONS:
From net investment income	—		(0.01)	—		—	—	—

Total Distributions	—		(0.01)	—		—	—	—

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(b)	— (b)	—	(b)	— (b)	— (b)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.77		2.23	1.47		3.10	(1.42)	(2.55)

NET ASSET VALUE, END OF PERIOD	$16.78		$15.01	$12.78		$11.31	$8.21	$9.63

TOTAL RETURN	11.79	%(c)	17.50%	13.00%		37.76%	(14.75)%	(20.94)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$28,806		$24,880	$24,204		$21,189	$15,322	$17,979
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	1.52	%(d)	0.37%	(0.20)%		(0.16)%	(0.44)%	(0.33)%
Operating expenses including reimbursement/waiver	1.54	%(d)(f)	1.69%	1.71	%(f)	1.99%	1.95%	1.68%
Operating expenses excluding reimbursement/waiver	1.77	%(d)	2.28%	2.09%		2.48%	2.43%	2.47%
PORTFOLIO TURNOVER RATE	42	%(c)	138%	50%		25%	37%	64%

(a) Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2006, the net expense limitation changed from 1.69% to 1.29%.

(f) Effective January 26, 2004, the net expense limitation changed from 1.99% to 1.69%.

See Notes to Financial Statements	71	June 30, 2006

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003(a)	PERIOD ENDED DECEMBER 31, 2002(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.11		$12.87	$10.39		$6.44	$7.34
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.08		0.11 (c)	0.05	(c)	0.02 (c)	0.02	(c)
Net realized and unrealized gain/(loss) on investments	1.55		3.23	2.59		3.94	(0.90)

Total from Investment Operations	1.63		3.34	2.64		3.96	(0.88)

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	(0.03)		(0.02)	(0.03)
From capital gains	—		(1.02)	(0.14)		—	—

Total Distributions	—		(1.10)	(0.17)		(0.02)	(0.03)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	0.01		— (d)	0.01		0.01	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.64		2.24	2.48		3.95	(0.90)

NET ASSET VALUE, END OF PERIOD	$16.75		$15.11	$12.87		$10.39	$6.44

TOTAL RETURN	10.85	%(e)	26.57%	25.55%		61.64%	(11.82	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$188,153		$64,346	$9,819		$15,981	$312
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.02	%(f)	0.82%	0.47%		0.24%	0.27	%(f)
Operating expenses including reimbursement/waiver	1.53	%(f)(g)	1.45%	1.46	%(h)	1.45%	1.45	%(f)
Operating expenses excluding reimbursement/waiver	1.54	%(f)	1.84%	2.26	%(h)	2.45%	2.82	%(f)
PORTFOLIO TURNOVER RATE	35	%(e)	91%	175%		52%	133%

(a) On December 23, 2003, the Forward International Small Companies Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet International Small Companies Fund. The financial highlights for the periods presented previous to December 31, 2003 are that of the Pictet International Small Companies Fund. In addition, for the periods presented prior to December 31, 2003, the Investor Class of shares was known as the Retail Class.

(b) The Pictet International Small Companies Fund—Retail Class commenced operations on March 5, 2002.

(c) Per share numbers have been calculated using the average share method.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 2, 2006, the net expense limitation changed from 1.45% to 1.56%.

(h) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.45% and 2.25%, respectively.

June 30, 2006	72	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003(a)	YEAR ENDED DECEMBER 31, 2002	YEAR ENDED DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$15.15		$12.89	$10.40		$6.44	$7.35	$10.21
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.11		0.16 (b)	0.08	(b)	0.04 (b)	0.04 (b)	0.01
Net realized and unrealized gain/(loss) on investments	1.55		3.23	2.61		3.94	(0.92)	(2.87)

Total from Investment Operations	1.66		3.39	2.69		3.98	(0.88)	(2.86)

LESS DISTRIBUTIONS:
From net investment income	—		(0.11)	(0.07)		(0.03)	(0.04)	—
From capital gains	—		(1.02)	(0.14)		—	—	(0.01)

Total Distributions	—		(1.13)	(0.21)		(0.03)	(0.04)	(0.01)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	0.01		— (c)	0.01		0.01	0.01	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.67		2.26	2.49		3.96	(0.91)	(2.86)

NET ASSET VALUE, END OF PERIOD	$16.82		$15.15	$12.89		$10.40	$6.44	$7.35

TOTAL RETURN	11.02	%(d)	26.81%	25.99%		61.95%	(11.87)%	(27.95)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$243,334		$144,302	$49,068		$26,221	$22,251	$21,934
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.36	%(e)	1.12%	0.75%		0.49%	0.52%	0.17%
Operating expenses including reimbursement/waiver	1.18	%(e)(f)	1.20%	1.21	%(g)	1.20%	1.20%	1.20%
Operating expenses excluding reimbursement/waiver	1.19	%(e)	1.46%	2.12	%(g)	2.20%	2.57%	2.28%
PORTFOLIO TURNOVER RATE	35	%(d)	91%	175%		52%	133%	122%

(a) On December 23, 2003, the Forward International Small Companies Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet International Small Companies Fund. The financial highlights for the periods presented previous to December 31, 2003 are that of the Pictet International Small Companies Fund.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective January 2, 2006, the net expense limitation changed from 1.20% to 1.26%.

(g) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.20% and 2.11%, respectively.

See Notes to Financial Statements	73	June 30, 2006

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2005(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$15.06		$13.13
INCOME FROM OPERATIONS:
Net investment income	0.09		0.13	(b)
Net realized and unrealized gain on investments	1.56		2.90

Total from Investment Operations	1.65		3.03

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)
From capital gains	—		(1.02)

Total Distributions	—		(1.10)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	0.01		—	(c)

NET INCREASE IN NET ASSET VALUE	1.66		1.93

NET ASSET VALUE, END OF PERIOD	$16.72		$15.06

TOTAL RETURN(d)	11.02	%(e)	23.78	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$5,310		$5,065
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.11	%(f)	0.51	%(f)
Operating expenses including reimbursement/waiver	1.43	%(f)(g)	1.78	%(f)
Operating expenses excluding reimbursement/waiver	1.44	%(f)	1.82	%(f)
PORTFOLIO TURNOVER RATE	35	%(e)	91%

(a) The Fund began offering Class A shares on May 2, 2005.

(b) Per share numbers have been calculated using the average share method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 2, 2006, the net expense limitation changed from 1.78% to 1.56%.

June 30, 2006	74	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Emerging Markets Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004(a)		PERIOD ENDED DECEMBER 31, 2003(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.83		$14.21	$11.86		$6.98
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.06		0.27	0.21		—	(c)
Net realized and unrealized gain/(loss) on investments	0.59		4.61	2.35		4.94

Total from Investment Operations	0.65		4.88	2.56		4.94

LESS DISTRIBUTIONS:
From net investment income	—		(0.26)	(0.22)		(0.06)

Total Distributions	—		(0.26)	(0.22)		(0.06)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	0.01		— (c)	0.01		—	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.66		4.62	2.35		4.88

NET ASSET VALUE, END OF PERIOD	$19.49		$18.83	$14.21		$11.86

TOTAL RETURN	3.51	%(d)	34.36%	22.06%		70.83	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$13,247		$8,833	$969		$227
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	0.78	%(e)	2.57%	(0.32)%		0.66	%(e)
Operating expenses including reimbursement/waiver	1.83	%(e)(f)	1.95%	1.98	%(g)	1.95	%(e)
Operating expenses excluding reimbursement/waiver	2.24	%(e)	3.04%	3.29	%(g)	2.48	%(e)
PORTFOLIO TURNOVER RATE	44	%(d)	62%	45%		44%

(a) On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund. In addition, for the periods presented prior to December 31, 2004, the Investor Class of shares was known as the Retail Class.

(b) The Pictet Global Emerging Markets Fund—Retail Class commenced operations on April 9, 2003.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective January 2, 2006, the net expense limitation changed from 1.95% to 1.89%. Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.39%.

(g) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.95% and 3.25%, respectively.

See Notes to Financial Statements	75	June 30, 2006

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Emerging Markets Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004(a)		YEAR ENDED DECEMBER 31, 2003	YEAR ENDED DECEMBER 31, 2002	YEAR ENDED DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$18.88		$14.23	$11.88		$6.92	$6.89	$7.02
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	0.11		0.33	0.23		0.08	0.01	0.10
Net realized and unrealized gain/(loss) on investments	0.56		4.62	2.36		4.95	0.03	(0.15)

Total from Investment Operations	0.67		4.95	2.59		5.03	0.04	(0.05)

LESS DISTRIBUTIONS:
From net investment income	—		(0.30)	(0.25)		(0.07)	(0.01)	(0.08)

Total Distributions	—		(0.30)	(0.25)		(0.07)	(0.01)	(0.08)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	0.01		— (b)	0.01		— (b)	— (b)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.68		4.65	2.35		4.96	0.03	(0.13)

NET ASSET VALUE, END OF PERIOD	$19.56		$18.88	$14.23		$11.88	$6.92	$6.89

TOTAL RETURN	3.60	%(c)	34.79%	22.26%		72.72%	0.60%	(0.68)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$33,653		$28,765	$18,854		$116,774	$67,509	$66,711
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.08	%(d)	2.34%	0.63%		0.91%	0.16%	1.12%
Operating expenses including reimbursement/waiver	1.54	%(d)(e)	1.70%	1.70	%(f)	1.70%	1.70%	1.70%
Operating expenses excluding reimbursement/waiver	1.90	%(d)	2.84%	2.38	%(f)	2.23%	2.31%	2.22%
PORTFOLIO TURNOVER RATE	44	%(c)	62%	45%		44%	47%	84%

(a) On September 16, 2004, the Forward Global Emerging Markets Fund, a newly created fund, acquired all of the assets and assumed all of the liabilities of the Pictet Global Emerging Markets Fund. The financial highlights for the periods presented previous to December 31, 2004 are that of the Pictet Global Emerging Markets Fund.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2006, the net expense limitation changed from 1.70% to 1.59%. Effective May 1, 2006, the net expense limitation changed from 1.59% to 1.39%.

(f) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.70% and 2.37%, respectively.

June 30, 2006	76	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Sierra Club Equity Income Fund(b)

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005(b)	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.48		$12.05	$11.66		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.07		0.01	(0.02)		(0.04)
Net realized and unrealized gain on investments	0.04		0.05	1.09		1.90

Total from Investment Operations	0.11		0.06	1.07		1.86

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.01)	—		—
From capital gains	—		(0.62)	(0.68)		(0.20)

Total Distributions	(0.07)		(0.63)	(0.68)		(0.20)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(c)	— (c)	—	(c)	— (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.04		(0.57)	0.39		1.66

NET ASSET VALUE, END OF PERIOD	$11.52		$11.48	$12.05		$11.66

TOTAL RETURN	0.95	%(d)	0.49%	9.18%		18.65%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$28,956		$30,146	$30,422		$26,882
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	1.13	%(e)	0.12%	(0.18)%		(0.36)%
Operating expenses including reimbursement/waiver	1.57	%(e)	1.69%	1.72	%(f)(g)	1.84%
Operating expenses excluding reimbursement/waiver	1.63	%(e)	1.87%	2.01	%(f)	2.60%
PORTFOLIO TURNOVER RATE	42	%(d)	89%	79%		62%

(a) The Fund commenced operations on January 1, 2003.

(b) Prior to April 1, 2005, the Sierra Club Equity Income Fund was known as the Sierra Club Balanced Fund.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) The Fund incurred ReFlow fees during the year. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.71% and 2.00%, respectively.

(g) Effective January 26, 2004, the net expense limitation changed from 1.84% to 1.69%.

See Notes to Financial Statements	77	June 30, 2006

Financial Highlights

For a share outstanding throughout the periods presented.

Sierra Club Stock Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003	YEAR ENDED DECEMBER 31, 2002	YEAR ENDED DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$11.92		$11.99	$10.39		$7.87	$10.32	$11.96
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.00	(a)	(0.08)	(0.05)		(0.05)	(1.15)	(0.02)
Net realized and unrealized gain/(loss) on investments	(0.22)		0.31	1.74		2.57	(1.30)	(1.62)

Total from Investment Operations	(0.22)		0.23	1.69		2.52	(2.45)	(1.64)

LESS DISTRIBUTIONS:
From capital gains	—		(0.30)	(0.09)		—	—	—

Total Distributions	—		(0.30)	(0.09)		—	—	—

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(a)	— (a)	—	(a)	— (a)	— (a)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.22)		(0.07)	1.60		2.52	(2.45)	(1.64)

NET ASSET VALUE, END OF PERIOD	$11.70		$11.92	$11.99		$10.39	$7.87	$10.32

TOTAL RETURN	(1.85	)%(b)	1.95%	16.23%		32.02%	(23.74)%	(13.71)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$26,653		$24,272	$20,201		$8,155	$518	$25,903
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	0.09	%(c)	(0.72)%	(0.70)%		(0.95)%	(0.34)%	(0.15)%
Operating expenses including reimbursement/waiver	1.48	%(c)(d)	1.69%	1.70	%(e)(f)	1.84%	1.86%	1.50%
Operating expenses excluding reimbursement/waiver	1.69	%(c)	2.29%	2.70	%(e)	6.32%	1.96%	1.91%
PORTFOLIO TURNOVER RATE	74	%(b)	70%	93%		56%	88%	73%

(a) Amount represents less than $0.01 per share.

(b) Not Annualized.

(c) Annualized.

(d) Effective January 2, 2006, the net expense limitation changed from 1.69% to 1.49%.

(e) The Fund incurred ReFlow fees during the year ended December 31, 2004. If the ReFlow fees had been excluded, the ratios of expenses including reimbursement and excluding reimbursement to average net assets would have been 1.70% and 2.70%, respectively.

(f) Effective January 26, 2004, the net expense limitation changed from 1.84% to 1.69%.

June 30, 2006	78	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Sierra Club Stock Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.92		$10.78
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.01		(0.05)
Net realized and unrealized gain/(loss) on investments	(0.23)		1.49

Total from Investment Operations	(0.22)		1.44

LESS DISTRIBUTIONS:
From capital gains	—		(0.30)

Total Distributions	—		(0.30)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(b)	—	(b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.22)		1.14

NET ASSET VALUE, END OF PERIOD	$11.70		$11.92

TOTAL RETURN(c)	(1.85	)%(d)	13.39	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$5,433		$5,484
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	0.09	%(e)	(0.68	)%(e)
Operating expenses including reimbursement/waiver	1.48	%(e)(f)	1.69	%(e)
Operating expenses excluding reimbursement/waiver	1.64	%(e)	2.28	%(e)
PORTFOLIO TURNOVER RATE	74	%(d)	70%

(a) The Fund began offering Class A shares on May 2, 2005.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective January 2, 2006, the net expense limitation changed from 1.69% to 1.49%.

See Notes to Financial Statements	79	June 30, 2006

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerald Banking and Finance Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003	YEAR ENDED JUNE 30, 2002	YEAR ENDED JUNE 30, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$27.61		$27.99		$25.74		$19.89		$18.36	$15.55	$11.20
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.01		(0.01	)(a)	(0.06	)(a)	(0.03	)(a)	0.03 (a)	0.05 (a)	0.18 (a)
Net realized and unrealized gain on investments	1.09		1.49		3.30		6.07		1.84	3.01	4.34

Total from Investment Operations	1.10		1.48		3.24		6.04		1.87	3.06	4.52

LESS DISTRIBUTIONS:
From net investment income	—		—		—		(0.01)		—	(0.08)	(0.17)
From capital gains	—		(1.86)		(0.99)		(0.18)		(0.34)	(0.17)	—

Total Distributions	—		(1.86)		(0.99)		(0.19)		(0.34)	(0.25)	(0.17)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(b)	—		—		—		—	—	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.10		(0.38)		2.25		5.85		1.53	2.81	4.35

NET ASSET VALUE, END OF PERIOD	$28.71		$27.61		$27.99		$25.74		$19.89	$18.36	$15.55

TOTAL RETURN(c)	3.98	%(d)	5.31	%(d)	13.12%		30.53%		10.46%	19.96%	40.72%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$165,903		$184,550		$183,556		$133,136		$59,565	$34,933	$14,822
RATIOS TO AVERAGE NETS ASSETS:
Net investment income including reimbursement/waiver	n/a	(e)	n/a	(e)	n/a	(e)	n/a	(e)	n/a (e)	n/a (e)	1.38%
Net investment income/(loss) excluding reimbursement/waiver	0.05	%(f)	(0.10	)%(f)	(0.23)%		(0.13)%		0.20%	0.28%	0.79%
Operating expenses including reimbursement/waiver	n/a	(e)	n/a	(e)	n/a	(e)	n/a	(e)	n/a (e)	n/a (e)	2.35%
Operating expenses excluding reimbursement/waiver	1.62	%(f)	1.57	%(f)	1.80%		1.74%		1.97%	2.26%	2.94%
PORTFOLIO TURNOVER RATE	17	%(d)	15	%(d)	25%		29%		47%	27%	55%

(a) Per share amounts calculated based on the average shares outstanding during the period.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not annualized.

(e) Not applicable, no reimbursements/waiver were made by the Advisor.

(f) Annualized.

June 30, 2006	80	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerald Banking and Finance Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003		YEAR ENDED JUNE 30, 2002		YEAR ENDED JUNE 30, 2001(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$26.73		$27.23		$25.23		$19.62		$18.24		$15.47		$11.20
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	(0.08)		(0.10	)(b)	(0.23	)(b)	(0.18	)(b)	(0.08	)(b)	(0.06	)(b)	0.10 (b)
Net realized and unrealized gain/(loss) on investments	1.05		1.46		3.22		5.97		1.80		3.00		4.34

Total from Investment Operations	0.97		1.36		2.99		5.79		1.72		2.94		4.44

LESS DISTRIBUTIONS:
From net investment income	—		—		—		—		—		—		(0.17)
From capital gains	—		(1.86)		(0.99)		(0.18)		(0.34)		(0.17)		—

Total Distributions	—		(1.86)		(0.99)		(0.18)		(0.34)		(0.17)		(0.17)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(c)	—		—		—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.97		(0.50)		2.00		5.61		1.38		2.77		4.27

NET ASSET VALUE, END OF PERIOD	$27.70		$26.73		$27.23		$25.23		$19.62		$18.24		$15.47

TOTAL RETURN(d)	3.63	%(f)	5.01	%(f)	12.37%		29.68%		9.69%		19.22%		40.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$111,470		$112,774		$107,804		$88,249		$27,482		$6,210		$513
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	n/a	(e)	n/a	(e)	n/a	(e)	n/a	(e)	n/a	(e)	n/a	(e)	0.73%
Net investment income/(loss) excluding reimbursement/waiver	(0.61	)%(g)	(0.75	)%(g)	(0.88)%		(0.77)%		(0.43)%		(0.37)%		0.14%
Operating expenses including reimbursement/waiver	n/a	(e)	n/a	(e)	n/a	(e)	n/a	(e)	n/a	(e)	n/a	(e)	3.00%
Operating expenses excluding reimbursement/waiver	2.27	%(g)	2.22	%(g)	2.45%		2.39%		2.66%		2.91%		3.59%
PORTFOLIO TURNOVER RATE	17	%(f)	15	%(f)	25%		29%		47%		27%		55%

(a) The Fund began offering Class C Shares on July 1, 2000.

(b) Per share amounts calculated based on the average shares outstanding during the period.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not applicable, no reimbursements/waiver were made by the Advisor.

(f) Not annualized.

(g) Annualized.

See Notes to Financial Statements	81	June 30, 2006

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerald Opportunities Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		SIX MONTHS ENDED DECEMBER 31, 2005(a)		YEAR ENDED JUNE 30, 2005(a)		YEAR ENDED JUNE 30, 2004(a)		YEAR ENDED JUNE 30, 2003(a)		YEAR ENDED JUNE 30, 2002(a)		YEAR ENDED JUNE 30, 2001(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.39		$7.03		$7.13		$5.64		$5.38		$12.15		$29.59
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.05)		(0.08	)(b)	(0.17	)(b)	(0.19	)(b)	(0.12	)(b)	(0.20	)(b)	(0.43)
Net realized and unrealized gain/(loss) on investments	0.55		1.44		0.07		1.68		0.38		(6.15)		(13.01)

Total from Investment Operations	0.50		1.36		(0.10)		1.49		0.26		(6.35)		(13.44)

LESS DISTRIBUTIONS
From capital gains	—		—		—		—		—		(0.42)		(4.00)

Total Distributions	—		—		—		—		—		(0.42)		(4.00)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(c)	—		—		—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.50		1.36		(0.10)		1.49		0.26		(6.77)		(17.44)

NET ASSET VALUE, END OF PERIOD	$8.89		$8.39		$7.03		$7.13		$5.64		$5.38		$12.15

TOTAL RETURN(d)	11.27	%(e)	19.35	%(e)	(1.40)%		26.42%		4.83%		(53.76)%		(51.80)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$8,695		$6,004		$2,793		$3,202		$2,572		$3,132		$8,054
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.30	)%(f)	(2.15	)%(f)	(2.62)%		(2.65)%		(2.69)%		(2.50)%		(2.25)%
Net investment loss excluding reimbursement/waiver	(1.55	)%(f)	(2.56	)%(f)	(2.76)%		(2.67)%		(4.78)%		(4.26)%		(2.76)%
Operating expenses including reimbursement/waiver	2.51	%(f)(g)	2.73	%(f)	2.76%		2.74%		2.90%		2.90%		2.90%
Operating expenses excluding reimbursement/waiver	2.77	%(f)	3.14	%(f)	2.90%		2.75%		4.99%		4.66%		3.41%
PORTFOLIO TURNOVER RATE	200	%(e)	156	%(e)	189%		65%		151%		249%		193%

(a) Prior to September 29, 2005, the Fund was named the Forward Emerald Technology Fund and invested a minimum 80% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the Technology sector. Accordingly, performance figures for periods prior to September 29, 2005, do not reflect the current strategy. Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the Technology sector.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not annualized.

(f) Annualized.

(g) Effective May 1, 2006, the net expense limitation changed from 2.90% to 1.99%.

June 30, 2006	82	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerald Opportunities Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		SIX MONTHS ENDED DECEMBER 31, 2005(a)		YEAR ENDED JUNE 30, 2005(a)		YEAR ENDED JUNE 30, 2004(a)		YEAR ENDED JUNE 30, 2003(a)		YEAR ENDED JUNE 30, 2002(a)		YEAR ENDED JUNE 30, 2001(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.18		$6.87		$7.00		$5.56		$5.33		$12.10		$29.59
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.05)		(0.10	)(c)	(0.20	)(c)	(0.22	)(c)	(0.15	)(c)	(0.24	)(c)	(0.37)
Net realized and unrealized gain/(loss) on investments	0.50		1.41		0.07		1.66		0.38		(6.11)		(13.12)

Total from Investment Operations	0.45		1.31		(0.13)		1.44		0.23		(6.35)		(13.49)

LESS DISTRIBUTIONS
From capital gains	—		—		—		—		—		(0.42)		(4.00)

Total Distributions	—		—		—		—		—		(0.42)		(4.00)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(d)	—		—		—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.45		1.31		(0.13)		1.44		0.23		(6.77)		(17.49)

NET ASSET VALUE, END OF PERIOD	$8.63		$8.18		$6.87		$7.00		$5.56		$5.33		$12.10

TOTAL RETURN(e)	10.95	%(f)	19.07	%(f)	(1.86)%		25.90%		4.32%		(53.99)%		(52.00)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$2,650		$820		$388		$518		$201		$89		$301
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.97	)%(g)	(2.64	)%(g)	(3.11)%		(3.15)%		(3.19)%		(3.00)%		(2.75)%
Net investment loss excluding reimbursement/waiver	(2.06	)%(g)	(3.05	)%(g)	(3.24)%		(3.17)%		(5.28)%		(4.76)%		(3.26)%
Operating expenses including reimbursement/waiver	3.18	%(g)(h)	3.22	%(g)	3.26%		3.24%		3.40%		3.40%		3.40%
Operating expenses excluding reimbursement/waiver	3.27	%(g)	3.63	%(g)	3.40%		3.25%		5.49%		5.16%		3.91%
PORTFOLIO TURNOVER RATE	200	%(f)	156	%(f)	189%		65%		151%		249%		193%

(a) Prior to September 29, 2005, the Fund was named the Forward Emerald Technology Fund and invested a minimum 80% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the Technology sector. Accordingly, performance figures for periods prior to September 29, 2005, do not reflect the current strategy. Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the Technology sector.

(b) The Fund began offering Class C Shares on July 1, 2000.

(c) Per share amounts calculated based on the average shares outstanding during the period.

(d) Amount represents less than $0.01 per share.

(e) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(f) Not annualized.

(g) Annualized.

(h) Effective May 1, 2006, the net expense limitation changed from 3.40% to 2.49%.

See Notes to Financial Statements	83	June 30, 2006

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Uniplan Real Estate Investment Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005		YEAR ENDED DECEMBER 31, 2004		YEAR ENDED DECEMBER 31, 2003		YEAR ENDED DECEMBER 31, 2002		YEAR ENDED DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$16.69		$16.62		$14.01		$11.24		$11.43		$10.91
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.14		0.33	(a)	0.34	(a)	0.30	(a)	0.40	(a)	0.45	(a)
Net realized and unrealized gain on investments	1.80		1.47	(a)	3.62	(a)	2.85	(a)	0.02	(a)	0.77	(a)

Total from Investment Operations	1.94		1.80		3.96		3.15		0.42		1.22

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.22)		(0.59)		(0.31)		(0.44)		(0.44)
From capital gains	(0.00)		(1.50)		(0.76)		(0.07)		(0.17)		(0.18)
Tax return of capital	(0.00)		(0.01)		—		—		—		(0.08)

Total Distributions	(0.10)		(1.73)		(1.35)		(0.38)		(0.61)		(0.70)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.84		0.07		2.61		2.77		(0.19)		0.52

NET ASSET VALUE, END OF PERIOD	$18.53		$16.69		$16.62		$14.01		$11.24		$11.43

TOTAL RETURN	11.62	%(c)	11.01%		28.77%		28.53%		3.56%		11.31%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$44,331		$43,288		$48,346		$36,735		$23,456		$15,085
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.52	%(d)	1.98	%(a)	2.23	%(a)	2.50	%(a)	3.63	%(a)	3.98	%(a)
Operating expenses including reimbursement/waiver	1.46	%(d)(e)	1.79%		1.85%		1.91%		1.94%		1.80%
Operating expenses excluding reimbursement/waiver	n/a	(f)	n/a	(f)	n/a	(f)	2.16%		2.09%		2.41%
PORTFOLIO TURNOVER RATE	16	%(c)	21%		32%		17%		22%		7%

(a) Amount has been restated. See Note 2 to December 31, 2005 Financial Statements.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2006, the net expense limitation changed from 1.79% to 1.69%.

(f) Not applicable, no reimbursements/waiver were made by the Advisor.

June 30, 2006	84	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerald Growth Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003		YEAR ENDED JUNE 30, 2002		YEAR ENDED JUNE 30, 2001(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.57		$12.98		$13.02		$10.21		$10.26		$12.50		$18.31
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.08)		(0.07	)(b)	(0.16	)(b)	(0.17	)(b)	(0.10	)(b)	(0.10	)(b)	(0.05	)(b)
Net realized and unrealized gain/(loss) on investments	1.61		1.38		0.43		2.98		0.05		(2.14)		(1.58)

Total from Investment Operations	1.53		1.31		0.27		2.81		(0.05)		(2.24)		(1.63)

LESS DISTRIBUTIONS:
From capital gains	—		(0.72)		(0.31)		—		—		—		(4.18)

Total Distributions	—		(0.72)		(0.31)		—		—		—		(4.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(c)	—		—		—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.53		0.59		(0.04)		—		—		—		(5.81)

Net Asset Value, End of Period	$15.10		$13.57		$12.98		$13.02		$10.21		$10.26		$12.50

TOTAL RETURN(d)	5.96	%(e)	10.21	%(e)	2.48%		27.52%		(0.49)%		(17.92)%		(9.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$178,100		$158,056		$145,193		$112,354		$78,060		$82,805		$107,325
Ratio to average net assets:
Net Investment loss	(1.10	)%(f)	(1.08	)%(f)	(1.31)%		(1.34)%		(1.14)%		(0.88)%		(0.40)%
Operating expenses	1.41	%(f)	1.40	%(f)	1.63%		1.57%		1.73%		1.62%		1.56%
PORTFOLIO TURNOVER RATE	44	%(e)	34	%(e)	73%		62%		79%		61%		60%

(a) Prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	85	June 30, 2006

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerald Growth Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		SIX MONTHS ENDED DECEMBER 31, 2005		YEAR ENDED JUNE 30, 2005		YEAR ENDED JUNE 30, 2004		YEAR ENDED JUNE 30, 2003		YEAR ENDED JUNE 30, 2002		YEAR ENDED JUNE 30, 2001(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.06		$12.56		$12.70		$10.02		$10.14		$12.43		$18.31
INCOME/(LOSS) FROM OPERATIONS
Net investment loss	(0.13	)(b)	(0.11	)(b)	(0.23	)(b)	(0.25	)(b)	(0.16	)(b)	(0.17	)(b)	(0.13	)(b)
Net realized and unrealized gain/(loss) on investments	1.56		1.33		0.40		2.93		0.40		(2.12)		(1.57)

Total from Investment Operations	1.43		1.22		0.17		2.68		(0.12)		(2.29)		(1.70)

LESS DISTRIBUTIONS
From capital gains	—		(0.72)		(0.31)		—		—		—		(4.18)

Total Distributions	—		(0.72)		(0.31)		—		—		—		(4.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(c)	—		—		—		—		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.43		0.50		(0.14)		2.68		(0.12)		(2.29)		(5.88)

NET ASSET VALUE, END OF PERIOD	$14.49		$13.06		$12.56		$12.70		$10.02		$10.14		$12.43

TOTAL RETURN(d)	5.50	%(e)	9.82	%(e)	1.74%		26.75%		(1.18)%		(18.42)%		(10.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$11,379		$11,287		$11,498		$13,311		$4,905		$3,505		$1,434
Ratios to average net assets:
Net investment loss	(1.75	)%(f)	(1.73	)%(f)	(1.94)%		(1.99)%		(1.81)%		(1.53)%		(1.05)%
Operating expenses	2.07	%(f)	2.04	%(f)	2.28%		2.22%		2.39%		2.27%		2.21%
PORTFOLIO TURNOVER RATE	44	%(e)	34	%(e)	73%		62%		79%		61%		60%

(a) The Fund began offering Class C Shares on July 1, 2000. Prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S.

(b) Per share numbers have been calculated using the average shares method.

(c) Amount represents less than $0.01 per share.

(d) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

June 30, 2006	86	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Hoover Small Cap Equity Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005		YEAR ENDED DECEMBER 31, 2004	YEAR ENDED DECEMBER 31, 2003	YEAR ENDED DECEMBER 31, 2002	YEAR ENDED DECEMBER 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$19.40		$18.45		$16.17	$12.05	$14.78	$14.26
INCOME/(LOSS) FROM OPERATIONS:
Net investment income loss	(0.07)		(0.14)		(0.17)	(0.17)	(0.18)	(0.14)
Net realized and unrealized gain/(loss) on investments	0.98		1.91		3.86	4.57	(2.55)	0.75

Total from Investment Operations	0.91		1.77		3.69	4.40	(2.73)	0.61

LESS DISTRIBUTIONS:
From capital gains	—		(0.82)		(1.41)	(0.28)	—	(0.09)
Tax return of capital	—		—		—	—	—	(—	)(a)

Total Distributions	—		(0.82)		(1.41)	(0.28)	—	(0.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	0.01		—	(a)	— (a)	— (a)	— (a)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.92		0.95		2.28	4.12	(2.73)	0.52

NET ASSET VALUE, END OF PERIOD	$20.32		$19.40		$18.45	$16.17	$12.05	$14.78

TOTAL RETURN	4.74	%(b)	9.63%		22.77%	36.49%	(18.47)%	4.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$421,701		$323,125		$187,230	$128,317	$91,979	$115,546
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.73	)%(c)	(0.96)%		(1.21)%	(1.28)%	(1.30)%	(1.04)%
Operating expenses including reimbursement/waiver	1.65	%(c)	1.73	%(d)	1.78%	1.83%	1.85%	1.65%
Operating expenses excluding reimbursement/waiver	1.67	%(c)	1.98%		1.80%	1.89%	1.89%	1.99%
PORTFOLIO TURNOVER RATE	100	%(b)	181%		207%	190%	147%	140%

(a) Amount represents less than $0.01 per share.

(b) Not Annualized.

(c) Annualized.

(d) Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.

See Notes to Financial Statements	87	June 30, 2006

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Hoover Small Cap Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004	YEAR ENDED DECEMBER 31, 2003	PERIOD ENDED DECEMBER 31, 2002(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.77		$18.71	$16.31	$12.10	$14.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment income loss	(0.02)		(0.08)	(0.07)	(0.05)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.98		1.96	3.88	4.54	(1.94)

Total from Investment Operations	0.96		1.88	3.81	4.49	(2.02)

LESS DISTRIBUTIONS:
From capital gains	—		(0.82)	(1.41)	(0.28)	—
Tax return of capital	—		—	—	—	—

Total Distributions	—		(0.82)	(1.41)	(0.28)	—

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	0.01		— (b)	— (b)	— (b)	—	(b)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.97		1.06	2.40	4.21	(2.02)

NET ASSET VALUE, END OF PERIOD	$20.74		$19.77	$18.71	$16.31	$12.10

TOTAL RETURN	4.91	%(c)	10.08%	23.31%	37.08%	(14.31	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$53,559		$34,442	$10,491	$3,926	$214
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.37	)%(d)	(0.53)%	(0.76)%	(0.82)%	(1.13	)%(d)
Operating expenses including reimbursement/waiver	1.29	%(d)	1.34%	1.34%	1.35%	1.85	%(d)
Operating expenses excluding reimbursement/waiver	1.31	%(d)	1.66%	1.48%	1.74%	1.85	%(d)
PORTFOLIO TURNOVER RATE	100	%(c)	181%	207%	190%	147	%(c)(e)

(a) The Fund began offering Institutional Class shares on June 6, 2002.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2002.

June 30, 2006	88	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Hoover Small Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.41		$17.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment income loss	(0.08)		(0.10)
Net realized and unrealized gain on investments	0.99		3.20

Total from Investment Operations	0.91		3.10

LESS DISTRIBUTIONS:
From capital gains	—		(0.82)

Total Distributions	—		(0.82)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	0.01		—	(b)

NET INCREASE IN NET ASSET VALUE	0.92		2.28

NET ASSET VALUE, END OF PERIOD	$20.33		$19.41

TOTAL RETURN(c)	4.75	%(d)	18.13	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$19,932		$23,090
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.63	)%(e)	(0.82	)%(e)
Operating expenses including reimbursement/waiver	1.56	%(e)	1.69	%(e)(f)
Operating expenses excluding reimbursement/waiver	1.56	%(e)	1.92	%(e)
PORTFOLIO TURNOVER RATE	100	%(d)	181%

(a) The Fund began offering Class A shares on May 2, 2005.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2005, the net expense limitation changed from 1.89% to 1.69%.

See Notes to Financial Statements	89	June 30, 2006

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Hoover Mini-Cap Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004	YEAR ENDED DECEMBER 31, 2003(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$17.81		$16.26	$14.21	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.07)		(0.20)	(0.19)	(0.13)
Net realized and unrealized gain on investments	1.17		2.20	2.41	4.52

Total from Investment Operations	1.10		2.00	2.22	4.39

LESS DISTRIBUTIONS:
From capital gains	—		(0.45)	(0.17)	(0.18)

Total Distributions	—		(0.45)	(0.17)	(0.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(b)	— (b)	— (b)	— (b)

NET INCREASE IN NET ASSET VALUE	1.10		1.55	2.05	4.21

NET ASSET VALUE, END OF PERIOD	$18.91		$17.81	$16.26	$14.21

TOTAL RETURN	6.18	%(c)	12.28%	15.64%	43.91%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$11,411		$8,741	$7,722	$6,027
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.87	)%(d)	(1.25)%	(1.41)%	(1.67)%
Operating expenses including reimbursement/waiver	1.79	%(d)(e)	1.99%	1.95%	1.99%
Operating expenses excluding reimbursement/waiver	n/a	(f)	1.99%	2.21%	4.84%
PORTFOLIO TURNOVER RATE	152	%(c)	277%	306%	421%

(a) The Fund began offering Investor Class shares on January 1, 2003.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2006, the net expense limitation changed from 1.99% to 1.79%.

(f) Not applicable, no reimbursement/waiver made by Advisor.

June 30, 2006	90	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Hoover Mini-Cap Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2005	YEAR ENDED DECEMBER 31, 2004	PERIOD ENDED DECEMBER 31, 2003(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.05		$16.38	$14.24	$13.02
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.03)		(0.11)	(0.09)	(0.03)
Net realized and unrealized gain on investments	1.20		2.23	2.40	1.43

Total from Investment Operations	1.17		2.12	2.31	1.40

LESS DISTRIBUTIONS:
From capital gains	—		(0.45)	(0.17)	(0.18)

Total Distributions	—		(0.45)	(0.17)	(0.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(b)	— (b)	— (b)	—

NET INCREASE IN NET ASSET VALUE	1.17		1.67	2.14	1.22

NET ASSET VALUE, END OF PERIOD	$19.22		$18.05	$16.38	$14.24

TOTAL RETURN	6.48	%(c)	12.92%	16.24%	10.76	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$33,562		$31,088	$24,706	$9,373
Ratios to average net assets:
Net investment loss including reimbursement/waiver	(0.29	)%(d)	(0.69)%	(0.86)%	(1.04	)%(d)
Operating expenses including reimbursement/waiver	1.23	%(d)(e)	1.43%	1.43%	1.43	%(d)
Operating expenses excluding reimbursement/waiver	1.44	%(d)	1.71%	1.87%	3.44	%(d)
PORTFOLIO TURNOVER RATE	152	%(c)	277%	306%	421%

(a) The Fund began offering Institutional Class shares on August 15, 2003.

(b) Amount represents less than $0.01 per share.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2006, the net expense limitation changed from 1.43% to 1.23%.

See Notes to Financial Statements	91	June 30, 2006

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Legato Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2005(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.30		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.05)		(0.10)
Net realized and unrealized gain on investments	0.39		1.43

Total from Investment Operations	0.34		1.33

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)

Total Distributions	—		(0.03)

REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 7)	—	(b)	—	(b)

NET INCREASE IN NET ASSET VALUE	0.34		1.30

NET ASSET VALUE, END OF PERIOD	$11.64		$11.30

TOTAL RETURN(c)	3.01	%(d)	13.34	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$8,506		$6,876
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.93	)%(e)	(1.25	)%(e)
Operating expenses including reimbursement/waiver	1.63	%(e)(f)	1.89	%(e)
Operating expenses excluding reimbursement/waiver	1.99	%(e)	3.53	%(e)
PORTFOLIO TURNOVER RATE	21	%(d)	28	%(d)

(a) The Fund commenced operations on April 1, 2005.

(b) Amount represents less than $0.01 per share.

(c) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.79%.

June 30, 2006	92	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The accompanying financial statements and financial highlights are those of the Forward International Equity Fund (the “International Equity Fund”), the Forward International Small Companies Fund (the “International Small Companies Fund”), the Forward Global Emerging Markets Fund (the “Global Emerging Markets Fund”), the Sierra Club Equity Income Fund (the “Equity Income Fund”), the Sierra Club Stock Fund (the “Stock Fund”), the Forward Emerald Banking and Finance Fund (the “Banking and Finance Fund”), the Forward Emerald Opportunities Fund (the “Opportunities Fund”), the Forward Uniplan Real Estate Investment Fund (the “Real Estate Fund”), the Forward Emerald Growth Fund (the “Growth Fund”), the Forward Hoover Small Cap Equity Fund (the “Small Cap Fund”), the Forward Hoover Mini-Cap Fund (the “Mini-Cap Fund”) and the Forward Legato Fund (the “Legato Fund”) (each a “Fund” and collectively the “Funds”).

The International Equity Fund seeks to achieve high total returns and invests primarily in the equity securities of companies organized or located outside of the United States. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the United States. The Global Emerging Markets Fund seeks to achieve long-term growth of capital and invests primarily in the equity securities of emerging market countries. The Equity Income Fund seeks to achieve a competitive total return through capital appreciation and current income. The Equity Income Fund’s portfolio managers actively manage a portfolio of stocks and fixed-income securities that satisfy environmental and social criteria of the Sierra Club. The Stock Fund seeks to achieve high total return by investing in stocks that meet environmental and social criteria of the Sierra Club. The Banking and Finance Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective. The Opportunities Fund seeks to achieve capital appreciation and, under normal conditions will invest at least 25% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector. The Real Estate Fund seeks income with capital appreciation as a secondary goal and invests in real estate securities, including real estate investment trusts (“REITs”). The Growth Fund seeks to achieve long-term growth of capital through capital appreciation and invests in stocks and securities convertible into stocks. The Small Cap Fund and Mini-Cap Fund seek to achieve high total returns and invest primarily in the equity securities of companies that have small market capitalizations and offer future growth potential. The Legato Fund seeks to achieve high total return and invests primarily in the equity securities of companies that have small market capitalizations and offer future growth potential.

The International Equity Fund, International Small Companies Fund, Global Emerging Markets Fund, Equity Income Fund, Stock Fund, Real Estate Fund, Small Cap Fund and Mini-Cap Fund offer Investor Class shares.

The International Small Companies Fund, Global Emerging Markets Fund, Small Cap Fund, Mini-Cap Fund and Legato Fund offer Institutional Class shares.

The International Small Companies Fund, Stock Fund, Banking and Finance Fund, Opportunities Fund, Growth Fund, Small Cap Fund and Legato Fund offer Class A shares.

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The Banking and Finance Fund, Opportunities Fund and Growth Fund offer Class C shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A Shares are subject to an initial sales charge of up to 4.75% imposed at the time of purchase. Class A shares for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months, in accordance with the Fund’s prospectus. Class C shares are subject to a 1% CDSC for redemptions made within one year of purchase, in accordance with the Fund’s prospectus. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Certain funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate in investments in a particular sector.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Prior year information has been changed to reflect current presentation.

Portfolio Valuation: Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and ask price. Portfolio securities that are primarily traded on foreign securities exchanges are valued at the last quoted sale or closing price of such securities on their respective exchanges. Investments in open-ended registered investment companies are valued at their net asset value each business day. An option contract is valued at the last sales price as quoted on the principal exchange on which such option is traded, or in the absence of a sale, the mean between the last bid and ask prices. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Trustees. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Trustees or by the Sub-Advisors using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes

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in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds, excluding the Growth Fund, may write or purchase financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the funds intend to purchase, against fluctuations in market value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the funds have realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. At June 30, 2006, the Opportunities Fund held purchased options with a market value of $337,892 and written options with a market value of $3,900, and the other Funds held no purchased or written options.

Written option activity for Opportunities Fund for the six months ended June 30, 2006 was as follows:

WRITTEN PUT OPTIONS	CONTRACTS	PREMIUMS
Outstanding at December 31, 2005	0	$0
Positions opened	10	5,070
Exercised or closed	—	—
Expired	—	—

Outstanding at June 30, 2006	10	$5,070

Short Sales: The Funds, excluding the Growth Fund, may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the

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security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. At June 30, 2006, the Opportunities Fund held securities sold short with a market value of $1,067,189, and the other Funds held no securities sold short.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either BBH Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: The Funds, excluding the Equity Income Fund and the Stock Fund, from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. Upon lending its securities to third parties, a Fund receives compensation in the form of fees. The loans are secured by collateral which is at least 102% to the fair value of the securities loaned plus accrued interest in the form of cash or U.S. government securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At June 30, 2006, the International Equity Fund, International Small Companies Fund and Global Emerging Markets Fund had securities on loan valued at $55,426, $38,826,995 and $2,345,931, respectively, and received cash with a value of $56,710, $44,355,828 and $2,407,443, respectively, as collateral. At June 30, 2006, there were no securities on loan from the portfolios of the Banking and Finance Fund, Oppor -

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tunities Fund, Real Estate Fund, Growth Fund, Small Cap Fund, Mini-Cap Fund and Legato Fund. Interest income from securities lending transactions are recorded in the Statement of Operations.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

REITs: The Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Distributions to Shareholders: Dividends from net investment income are declared and paid annually for the International Equity Fund, International Small Companies Fund, Global Emerging Markets Fund, Stock Fund, Banking and Finance Fund, Opportunities Fund, Growth Fund, Small Cap Fund, Mini-Cap Fund and Legato Fund, quarterly for the Equity Income Fund and monthly for the Real Estate Fund. Net realized capital gains, if any, are distributed at least annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

A portion of the dividend income recorded by the Real Estate Fund is from distributions by publicly traded REITs held by the Fund, and such distributions may also consist of capital gains and return of capital for tax purposes. The actual return of capital and capital gains portions of such distributions may be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise

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taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

Expenses: Expenses that are specific to a Fund are charged directly to that Fund. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the Rule 12b-1 plan for a particular class of the fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Funds will waive their redemption fee with respect to redemptions by ReFlow.

ReFlow Management Co., LLC, the entity that facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. During the six months ended June 30, 2006, ReFlow fees that were incurred by the International Equity Fund, International Small Companies Fund, Global Emerging Markets Fund, Equity Income Fund, Stock Fund, Banking and Finance Fund, Real Estate Fund and Small Cap Fund are recorded in the Statement of Operations. During that same period there were no ReFlow fees incurred by the

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Opportunities Fund, Growth Fund, Mini-Cap Fund and Legato Fund.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management, LLC (“Forward Management” or the “Advisor”) pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2006, based on each Fund’s average daily net assets: International Equity Fund, 0.85% up to $250 million, 0.75% over $250 million up to $1 billion, 0.65% over $1 billion; International Small Companies Fund, 1.00% up to $1 billion and 0.95% over $1 billion; Global Emerging Markets Fund, 1.25% up to $500 million, 1.20% over $500 million up to $1 billion, and 1.15% over $1 billion; Equity Income Fund, 0.94% up to $100 million, 0.87% over $100 million up to $250 million, 0.82% over $250 million up to $500 million, 0.78% over $500 million; Stock Fund, 0.85% up to $100 million, 0.81% over $100 million up to $250 million, 0.78% over $250 million up to $500 million, and 0.70% over $500 million; Banking and Finance Fund and Opportunities Fund, 1.00% on assets up to $100 million and 0.90% for assets over $100 million; Real Estate Fund, 0.85% up to $100 million, 0.80% over $100 million up to $500 million and 0.70% on assets over $500 million; Growth Fund, 0.75% on assets up to $250 million, 0.65% for the next $250 million, 0.55% for the next $250 million and 0.45% for assets over $750 million; Small Cap Fund, 1.05% up to $500 million and 1.00% over $500 million; Mini-Cap Fund, 1.05%; and Legato Fund, 1.00% up to $500 million and 0.85% on assets over $500 million.

Forward Management has entered into investment sub-advisory agreements with Pictet Asset Management Ltd. (“PAM”) for International Equity Fund, International Small Companies Fund and Global Emerging Markets Fund; New York Life Investment Management LLC (“NYLIM”) and Forward Uniplan Advisors, Inc. (“Uniplan”) for Equity Income Fund; NYLIM for Stock Fund; Emerald Mutual Fund Advisers Trust for Banking and Finance Fund, Opportunities Fund and Growth Fund; Hoover Investment Management Co., LLC (“Hoover”) for Small Cap Fund and Mini-Cap Fund; Uniplan for the Real Estate Fund; Netols Asset Management Inc. (“Netols”), Conestoga Capital Investment Advisors, LLC (“CCA”) and Riverbridge Partners, LLC (“Riverbridge”) for Legato Fund (each a “Sub-Advisor”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates, based on each Fund’s average daily net assets (for the Equity Income Fund, Stock Fund and Legato Fund, based on the portion of the Fund that is managed by each Sub-Advisor): International Equity Fund, 0.45% on assets up to $250 million, 0.40% on assets over $250 million up to $1 billion and 0.35% on assets over $1 billion; International Small Companies Fund, 0.65%; Global Emerging Markets Fund, 0.80%; Equity Income Fund, pursuant to the sub-advisory agreement with NYLIM, 0.37% on assets less than $100 million, 0.32% on assets $100 million to less than $250 million, 0.27% on assets $250 million to less than $500 million and 0.22% on assets $500 million and over; Equity Income Fund, pursuant to the sub-advisory agreement with Uniplan, 0.41% on assets less than $100 million, 0.32% on assets $100 million to less than $500 million, 0.27% on assets $250 million to less than $500 million, and 0.24% on assets $500 million and over; Stock Fund, pursuant to the sub-advisory agreement with NYLIM, 0.45% on assets less than $100 million, 0.40% on assets $100 million to less than $250 million, 0.35% on assets $250 million to less than

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$500 million and 0.30% on assets $500 million and over; Real Estate Fund, 0.60% on assets through $100 million, 0.55% on assets over $100 million through $500 million and 0.45% on assets over $500 million; Small Cap Fund, 0.70% on assets through $100 million and 0.55% on assets over $100 million; Mini-Cap Fund, 0.70% on assets through $100 million and 0.55% on assets over $100 million; and Legato Fund, 0.60%.

Effective January 1, 2006, Forward Management, the Funds’ investment advisor, took over direct management of a portion of the Stock Fund. Forward Management retains the entire fee for, and does not pay a sub-advisory fee with respect to, the portion of the portfolio of the Stock Fund that it directly manages.

Expense Limitations

The Investment Advisor has agreed to limit the total expenses of the Funds, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund, except for the Growth Fund, Banking and Finance Fund and Opportunities Fund, will reimburse the Investment Advisor for any fee waivers or expense reimbursements made by the Advisor, provided that any such reimbursements made by a Fund to the Advisor will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

Expense Limitations

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS C	END DATE
International Equity(a)	N/A	1.29%	N/A	N/A	January 1, 2007
International Small Companies	1.26%	1.56%	1.56%	N/A	January 1, 2007
Global Emerging Markets(b)	1.39%	1.69%	N/A	N/A	January 1, 2007
Equity Income	N/A	1.69%	N/A	N/A	January 1, 2007
Stock	N/A	1.49%	1.49%	N/A	January 1, 2007
Banking and Finance	N/A	N/A	2.35%	3.00%	June 30, 2007
Opportunities(c)	N/A	N/A	1.99%	2.49%	June 30, 2007
Real Estate	N/A	1.69%	N/A	N/A	January 1, 2007
Growth	N/A	N/A	2.25%	2.90%	June 30, 2007
Small Cap	1.34%	1.69%	1.69%	N/A	January 1, 2007
Mini-Cap	1.23%	1.79%	N/A	N/A	January 1, 2007
Legato (d)	N/A	N/A	1.79%	N/A	January 1, 2007

(a) From January 2, 2006 to April 30, 2006, the Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Investor Class shares’ operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.69%.

(b) From January 2, 2006 to April 30, 2006, the Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Institutional Class and Investor Class shares’ operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.59% and 1.89%, respectively.

(c) From January 2, 2006 to April 30, 2006, the Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Class A and Class C shares’ operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.90% and 3.40%, respectively.

(d) From January 2, 2006 to April 30, 2006, the Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Class A shares’ operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.89%.

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For the six months ended June, 2006, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED BY ADVISOR	RECOUPMENT OF PAST WAIVED/ REIMBURSED FEES BY ADVISOR	TOTAL
International Equity	$32,875	$0	$32,875
International Small Companies	18,883	0	18,883
Global Emerging Markets	83,844	0	83,844
Equity Income	8,474	(1,249)	7,225
Stock	31,202	0	31,202
Opportunities	10,554	N/A (a)	10,554
Small Cap	39,913	(19,743)	20,170
Mini-Cap	36,124	(11,605)	24,519
Legato	14,823	0	14,823

(a) Opportunities Fund does not have a recoupment plan.

At June 30, 2006, the balance of recoupable expenses for each Fund was:

FUND	2003	2004	2005	2006	TOTAL
International Equity	$84,748	$82,632	$134,862	$32,875	$335,117
International Small Companies	0	379,991	379,970	18,883	778,844
Global Emerging Markets	N/A	99,444	296,908	83,844	480,196
Equity Income	175,961	79,228	52,666	8,474	316,329
Stock	178,542	133,688	151,523	31,202	494,955
Small Cap	53,297	43,565	714,343	39,913	851,118
Mini-Cap	114,887	88,725	78,439	36,124	318,174
Legato	N/A	N/A	79,728	14,823	94,551

4. Distribution Plans and Shareholder Services Plans

The Funds have adopted service and distribution plans pursuant to Rule 12b-1 under the 1940 Act (each a “Distribution Plan” and collectively “Distribution Plans”). Under the Distribution Plan for the Investor Class shares of International Equity Fund, International Small Companies Fund, Global Emerging Markets Fund, Equity Income Fund, Stock Fund, Real Estate Fund, Small Cap Equity Fund and Mini-Cap Fund, the Funds pay distribution fees on a monthly basis at an annual rate up to 0.25% of each Fund’s average daily net assets. Under the Distribution Plan for the Class A shares of the International Small Companies Fund, Stock Fund, Small Cap Fund and Legato Fund, the Funds pay distribution fees on a monthly basis at an annual rate up to 0.35% of each Fund’s average daily net assets.

Under the Distribution Plans for the Class A shares of the Growth Fund, the Banking and Finance Fund and the Opportunities Fund, the Growth Fund and Banking and Finance Fund will each reimburse the Distributor at an annual rate up to 0.35% and the Opportunities Fund will reimburse the distributor at an annual rate up to 0.50% of the average net assets attributable to the Class A shares of each of the Funds. Under the Distribution Plan for the Class C shares of the Growth Fund, the Banking and Finance Fund and the Opportunities Fund, each Fund will pay the Distributor at an annual rate of 1.00%, payable monthly, of which 0.25% is a shareholder servicing fee and 0.75% is for distribution-related expenses, of the average daily net assets attributable to the Class C shares of each of the Funds.

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In addition, the Investor Class shares of the International Equity Fund, Global Emerging Markets Fund, Real Estate Fund and Mini-Cap Fund; the Investor Class shares and Class A shares of the International Small Companies Fund, Stock Fund and Small Cap Fund; and the Institutional Class and Class A shares of the Legato Fund have a shareholder services plan (the “Shareholder Services Plan”) that may be used to pay shareholder servicing fees at an annual rate of up to 0.10% of each Fund’s average daily net assets.

The expenses of the Distribution and Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations. Institutional Class shares of the International Small Companies Fund, Global Emerging Markets Fund, Small Cap Fund and Mini-Cap Fund are not subject to distribution or shareholder service fees.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Trust has entered into an administration agreement with ALPS Mutual Fund Services, Inc. (“AMFS”), pursuant to which AMFS serves as the administrator of the Funds. For International Equity Fund, International Small Companies, Global Emerging Markets Fund, Equity Income Fund, Stock Fund, Real Estate Fund, Small Cap Fund, Mini-Cap Fund and Legato Fund, this agreement became effective March 1, 2006 and prior to that time PFPC Inc. (“PFPC”), an indirect wholly owned subsidiary of PNC Financial Services Group, Inc., was the administrator for those Funds. For the Banking and Finance Fund, Opportunities Fund and Growth Fund, the agreement became effective September 12, 2005 and prior to that time, Citco Mutual Fund Services, Inc. was the administrator for those Funds.

ALPS Mutual Fund Services, Inc. serves as the Trust’s transfer agent and dividend paying agent.

Brown Brothers Harriman & Co. (“BBH”) is the Funds’ custodian.

5. Directors

The overall responsibility for oversight of the Funds rests with the Trustees of the Trust. As of June 30, 2006, there were six Trustees, five of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Funds pay each Independent Trustee a retainer fee in the amount of $12,000 per year, $3,625 each per regular meeting and $1,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $750 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $6,000 per year. The interested Trustee receives no compensation from the Funds.

6. Indemnifications

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trust -

June 30, 2006	102

Notes to Financial Statements (Unaudited)

ees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shares exchanged or redeemed within 180 days of purchase (60 days for the Equity Income Fund and Stock Fund) incur a fee of 2.00% of the total redemption amount. Such redemption fees are reflected in the “cost of shares redeemed” in the Statement of Changes in Net Assets. The redemption fees retained by International Equity Fund, International Small Companies Fund, Global Emerging Markets Fund, Equity Income Fund, Stock Fund, Banking and Finance Fund, Opportunities Fund, Real Estate Fund, Growth Fund, Small Cap Fund and Mini-Cap Fund for the six months ended June 30, 2006, were $3,051, $198,607, $20,432, $705, $1,186, $5,108, $524, $1,830, $4,727, $193,820 and $9,759, respectively. During that same period there were no redemption fees retained by Legato Fund.

The following entities owned of record or beneficially, as of June 30, 2006, 5% or greater of any class of the Funds outstanding equity securities:

FUND	NAME	PERCENTAGE
International Equity Investor Class	Sutton Place Associates, LLC	79.45%
	ReFlow Management Co., LLC	9.08%

International Small Companies Investor Class	Charles Schwab & Co., Inc.	50.00%
	National Financial Services Corp.	13.88%

International Small Companies Institutional Class	Charles Schwab & Co., Inc.	56.22%
	Muir & Co.	10.26%
	National Financial Services Corp.	6.28%
	Brown Brothers Harriman & Co	5.91%

International Small Companies Class A	Sutton Place Associates, LLC	83.07%

Global Emerging Markets Investor Class	Sutton Place Associates, LLC	49.17%
	ReFlow Management Co., LLC	9.80%
	National Financial Services Corp.	9.15%
	Charles Schwab & Co., Inc.	7.95%

Global Emerging Markets Institutional Class	Brown Brothers Harriman & Co.	41.52%
	Charles Schwab & Co., Inc.	10.97%
	Ellard & Co.	10.89%
	National Financial Services Corp.	10.48%

Equity Income Investor Class	Sutton Place Associates, LLC	52.82%
	Sierra Club	10.24%
	ReFlow Management Co., LLC	5.94%

103	June 30, 2006

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Stock Fund Investor Class	Sierra Club	35.44%
	Charles Schwab & Co., Inc.	23.66%
	National Financial Services Corp.	12.36%

Stock Fund Class A	Sutton Place Associates, LLC	51.48%
	ReFlow Management Co., LLC	31.70%
	Forward Management, LLC	15.75%

Banking and Finance Class A	Merrill Lynch Pierce Fenner & Smith	7.00%

Banking and Finance Class C	Merrill Lynch Pierce Fenner & Smith	22.57%

Opportunities Class A	Sutton Place Associates, LLC	25.69%

Real Estate Investor Class	Sutton Place Associates, LLC	45.32%
	Charles Schwab & Co., Inc.	31.40%

Growth Class A	Merrill Lynch Pierce Fenner & Smith	35.35%
	Salomon Smith Barney, Inc.	14.08%

Growth Class C	Merrill Lynch Pierce Fenner & Smith	6.53%

Small Cap Investor Class	Charles Schwab & Co., Inc.	36.29%
	National Financial Services Corp.	13.22%
	Muir & Co.	8.83%
	New York Life Trust Co.	5.89%

Small Cap Institutional Class	Charles Schwab & Co., Inc.	75.61%
	National Financial Services Corp.	9.79%

Small Cap Class A	Sutton Place Associates, LLC	76.49%
	ReFlow Management Co., LLC	11.30%
	Forward Management, LLC	5.65%

Mini-Cap Investor Class	Charles Schwab & Co., Inc.	36.59%
	Sutton Place Associates, LLC	34.81%
	National Financial Services Corp.	14.18%

Mini-Cap Institutional Class	Lepick & Co.	42.11%
	Charles Schwab & Co., Inc.	31.61%

Legato Class A	Sutton Place Associates, LLC	82.10%
	Create Foundation	9.89%
	Franklin Development	6.72%

Sutton Place Associates, LLC and ReFlow Management Co., LLC are entities under common control with Forward Management.

June 30, 2006	104

Notes to Financial Statements (Unaudited)

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2006, excluding temporary short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
International Equity	$13,030,465	$11,614,562
International Small Companies	307,640,148	114,705,908
Global Emerging Markets	26,815,149	19,652,361
Equity Income	11,861,509	13,392,406
Stock	26,037,050	22,865,302
Banking and Finance	49,115,723	80,569,654
Opportunities	18,491,606	14,310,767
Real Estate	3,656,716	7,308,256
Growth	79,941,642	82,870,353
Small Cap	556,067,243	455,741,570
Mini-Cap	67,777,436	65,999,815
Legato	3,010,304	1,708,021

9. Tax Basis Information

Tax Basis of Investments: At June 30, 2006, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
International Equity	$25,175,643	$4,504,068	$(985,004)	$3,519,064
International Small Companies	397,772,275	58,151,155	(20,336,824)	37,814,331
Global Emerging Markets	39,780,926	8,277,286	(1,721,081)	6,556,205
Equity Income	26,342,823	3,208,284	(671,567)	2,536,717
Stock	31,321,647	2,159,111	(1,507,409)	651,702
Banking and Finance	215,274,330	67,727,227	(3,255,588)	64,471,639
Opportunities	12,727,619	798,748	(442,364)	356,384
Real Estate	25,088,849	19,457,446	(704,035)	18,753,411
Growth	146,525,735	50,825,802	(7,190,595)	43,635,207
Small Cap	455,263,834	58,242,785	(12,018,989)	46,223,796
Mini-Cap	41,235,047	5,422,522	(766,312)	4,656,210
Legato	7,780,271	1,170,764	(415,336)	755,428

105	June 30, 2006

Notes to Financial Statements (Unaudited)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2005, the Funds elected to defer capital losses and currency losses occurring between November 1, 2005 and December 31, 2005 as follows:

FUND	F/X LOSS
Real Estate	$47
International Small Companies	$59,592

Capital Loss Carryforwards: At December 31, 2005 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2006	2007	2008	2009	2010	2011
International Equity	—	—	—	—	—	$323,448
Global Emerging Markets	—	—	$3,651,293	$2,015,691	—	—
Opportunities	—	—	—	$5,473,892	$1,848,987	—

During the six months ended December 31, 2005, the Opportunities Fund utilized capital loss carryovers of $639,096. During the year ended June 30, 2005, the Opportunities Fund utilized capital loss carryovers of $445,067.

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

June 30, 2006	106

Notes to Financial Statements for year ended December 31, 2005 (Audited)

These Notes relate to Forward International Equity Fund, Forward Hoover Small Cap Equity Fund, Forward Hoover Mini-Cap Fund, Forward Global Emerging Markets Fund, Forward International Small Companies Fund, Forward Uniplan Real Estate Investment Fund and Forward Legato Fund, which were included in the Trust at December 31, 2005, and have been included because of a restatement to the Forward Uniplan Real Estate Investment Fund.

Because Note 2 is new, references in the Financial Statements for year ended December 31, 2005 to Notes 2 through 12 are changed to 3 through 13.

1. Organization

Forward Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Pennsylvania common law trust on August 26, 1992 under the name HomeState Group and was reorganized effective April 7, 2005 as a Delaware statutory trust created on February 1, 2005. At December 31, 2005, the Trust offered twelve investment portfolios. This annual report describes seven portfolios offered by the Trust. The accompanying financial statements and financial highlights are those of the Forward International Equity Fund (prior to September 1, 2005, the Forward International Equity Fund was called the Forward Hansberger International Growth Fund) (the “International Equity Fund”), the Forward Hoover Small Cap Equity Fund (the “Small Cap Fund”), the Forward Hoover Mini-Cap Fund (the “Mini-Cap Fund”), the Forward Global Emerging Markets Fund (the “Global Emerging Markets Fund”), the Forward International Small Companies Fund (the “International Small Companies Fund”), the Forward Uniplan Real Estate Investment Fund (the “Real Estate Fund”) and the Forward Legato Fund (the “Legato Fund”) (each a “Fund” and collectively the “Funds”). The Funds are successor mutual funds to previously operational funds (the “Predecessor Forward Funds,” each a “Predecessor Forward Fund”), which were series of a separate legal entity called Forward Funds, Inc. (the “Predecessor Company”), a Maryland corporation incorporated on October 3, 1997. The Predecessor Forward Funds were reorganized into the Funds effective after the close of business on June 30, 2005. Any reference in this annual report to events that occurred, payments that were made, and the financial data and information in this annual report prior to June 30, 2005 for the Funds relates to the Predecessor Forward Funds or Predecessor Company. The investment objective, policies and restrictions of each Fund and its respective Predecessor Forward Fund are substantially identical. Each Fund described in this annual report, except the Real Estate Fund, is a diversified portfolio as defined under the 1940 Act. The Sierra Club Stock Fund, the Sierra Club Equity Income Fund, the Forward Emerald Growth Fund, the Forward Emerald Opportunities Fund and the Forward Emerald Banking and Finance Fund have disclosed their financial statements and financial highlights in two separate annual reports.

The Small Cap Fund and Mini-Cap Fund seek to achieve high total returns and they invest primarily in the equity securities of companies that have small market capitalizations and offer future growth potential. The Real Estate Fund seeks income with capital appreciation as a secondary goal and invests in real estate securities, including real estate investment trusts (“REITs”); the International Equity Fund seeks to achieve high total returns and invests primarily in the equity securities of companies organized or located outside of the United States. The Global Emerging Markets Fund seeks to

107	June 30, 2006

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

achieve long-term growth of capital and invests primarily in the equity securities of emerging market countries. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the United States. The Legato Fund seeks to achieve high total returns and invests primarily in the equity securities of companies that have small market capitalizations and offer future growth potential.

2. Restatement

In the Real Estate Fund’s previously issued December 31, 2005 Annual Report to Shareholders, the Fund incorrectly classified return of capital distributions from real estate investment trust securities held in the Fund’s portfolio in prior years by presenting them as investment income in the Statements of Operations, of Changes in Net Assets and the Financial Highlights. This misclassification has no impact on the amounts previously reported for net asset value, net asset value per share, distributions paid, amounts of taxable income reported to shareholders, total return, portfolio turnover rate, security valuation, or net change in net assets from operations. The Fund’s financial statements have accordingly been restated to reclassify amounts reported as investment income, net realized gain and change in unrealized appreciation on investments in the Statements of Operations and of Changes in Net Assets for the years ended December 31, 2005 and 2004 and to revise the net investment income per share, net realized and unrealized gain/(loss) on investments per share and the ratio of net investment income to average net assets for each of the five years ended December 31, 2005, as presented in the Financial Highlights. In addition, the cost of investment securities as of December 31, 2005 as previously disclosed in the

Fund’s Portfolio of Investments and Statement of Assets and Liabilities, along with net unrealized appreciation on investments, other components of net assets, and certain other amounts in the Fund’s notes to financial statements have been restated as discussed below.

The Fund’s Schedule of Investments and Statement of Assets and Liabilities as of December 31, 2005 have not been presented in these financial statements because only the amounts discussed herein were restated. To read the Fund’s audited Schedule of Investments and Statement of Assets and Liabilities as of December 31, 2005, after taking into account the matters discussed in this Note, refer to the Trust’s Form N-CSR, which was filed with the Securities and Exchange Commission on March 10, 2006.

The amounts before and after restatement for the Real Estate Fund are shown in the table below.

	AS ORIGINALLY REPORTED	RESTATED
Portfolio of Investments — Cost
At December 31, 2005
Total Common Stocks	$27,004,846	$26,468,337
Total Investments	$29,349,955	$28,813,446

	AS ORIGINALLY REPORTED	RESTATED
Statement of Assets and Liabilities
At December 31, 2005
Accumulated net realized gain/(loss) on investments and foreign currency transactions	$529,001	$(7,508)
Net unrealized appreciation on investments and translation of asset and liabilities in foreign currencies	$15,746,291	$16,282,800
Investments, at cost	$29,349,955	$28,813,446

	AS ORIGINALLY REPORTED	RESTATED
Statement of Operations
Year Ended December 31, 2005
INVESTMENT INCOME:
Dividends	$1,985,809	$1,666,307
Total investment income	$2,001,180	$1,681,678
NET INVESTMENT INCOME	$1,202,387	$882,885
Net realized gain on investments	$2,875,816	$3,193,635
Net change in unrealized appreciation on investments	$355,668	$357,351

June 30, 2006	108

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

	AS ORIGINALLY REPORTED	RESTATED
Statement of Changes in Net Assets
Year Ended December 31, 2005
Net investment income	$1,202,387	$882,885
Net realized gain on investments	2,875,816	3,193,635
Net realized gain on foreign currency	58	58
Net change in unrealized appreciation on investments	355,616	357,299

Net increase in net assets from operations	$4,433,877	$4,433,877

	AS ORIGINALLY REPORTED	RESTATED
Statement of Changes in Net Assets
Year Ended December 31, 2004
Net investment income	$1,344,539	$945,295
Net realized gain on investments	2,687,104	2,883,186
Net realized gain on foreign currency	2	2
Net change in unrealized appreciation on investments	7,139,219	7,342,381

Net increase in net assets from operations	$11,170,864	$11,170,864

	AS ORIGINALLY REPORTED	RESTATED
Per Share Financial Highlights
Year Ended December 31,
Net Investment Income:
2005	$0.45	$0.33
2004	$0.48	$0.34
2003	$0.39	$0.30
2002	$0.44	$0.40
2001	$0.52	$0.45
Net realized and unrealized gain/(loss) on investments:
2005	$1.35	$1.47
2004	$3.48	$3.62
2003	$2.76	$2.85
2002	$(0.02)	$0.02
2001	$0.70	$0.77
Ratio to average net assets:
Net investment income including reimbursement/waiver
2005	2.69%	1.98%
2004	3.17%	2.23%
2003	3.30%	2.50%
2002	4.03%	3.63%
2001	4.63%	3.98%

	AS ORIGINALLY REPORTED	RESTATED
Notes to Financial Statements
9. Tax Basis Information
Reclassifications:
Increase/(Decrease) Accumulated Net Investment Income/(Loss)	$(442,582)	$(123,080)
Increase/(Decrease) Accumulated Net Realized Gain/(Loss)	$569,836	$250,334

3. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation: Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and ask price. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last quoted sale price of such securities on their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Trustees. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents,

109	June 30, 2006

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

except for securities for which a ready market does not exist, which are valued under the direction of the Board of Trustees or by the Sub-Advisors using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Distributions to Shareholders: Dividends from net investment income are declared and paid annually for the International Equity Fund, Small Cap Fund, Mini-Cap Fund, Global Emerging Markets Fund, International Small Companies Fund, Legato Fund and monthly for the Real Estate Fund. Net realized capital gains, if any, are distributed at least annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

A portion of the dividend income recorded by the Real Estate Fund is from distributions by publicly traded REITs, and such distributions may also consist of capital gains and return of capital for tax purposes. The actual return of capital and capital gains portions of such distributions may be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is

June 30, 2006	110

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country’s tax rules and rates.

Expenses: Expenses that are specific to a Fund are charged directly to that Fund. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Funds will waive their redemption fee with respect to redemptions by ReFlow.

ReFlow Management Co., LLC, the entity which facilitates the day to day operations of ReFlow, is under common control with Forward Management, LLC the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. During the year ended December 31, 2005, ReFlow fees which were incurred by the Small Cap Fund, Mini-Cap Fund, Real Estate Fund, International Equity Fund, Global Emerging Markets Fund and International Small Companies Fund were $14,073, $1,142, $3,283, $2,946, $5,099, $8,641, respectively.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH&Co.”) Cash Management Service (“CMS”). The BBH&Co. CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either BBH&Co.’s Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

4. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management, LLC (“Forward Management” or the “Advisor”) pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated

111	June 30, 2006

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

daily and payable monthly at the following annual rates, as of December 31, 2005, based on each Fund’s average daily net assets: International Equity Fund, 0.85% up to $250 million, 0.75% over $250 million up to $1 billion, 0.65% over $1 billion; Small Cap Fund, 1.05%; Mini-Cap Fund, 1.05%; Global Emerging Markets Fund, 1.25%; International Small Companies Fund, 1.00%; Real Estate Fund, 0.85% up to $100 million, 0.80% over $100 million up to $500 million and 0.70% on assets over $500 million; and Legato Fund, 1.00% up to $500 million, 0.85% on assets over $500 million.

Prior to September 1, 2005, the International Equity Fund was known as the Forward Hansberger International Growth Fund and the fee was 0.85% up to $50 million, 0.75% over $50 million up to $100 million, 0.65% over $100 million up to $250 million, 0.60% over $250 million up to $500 million and 0.55% over $500 million.

As of January 1, 2006, the fee for the Small Cap Fund will be 1.05% up to $500 million and 1.00% over $500 million; the fee for the Global Emerging Markets Fund will be 1.25% up to $500 million, 1.20% over $500 million up to $1 billion, and 1.15% over $1 billion; and the fee for the International Small Companies Fund will be 1.00% up to $1 billion and 0.95% over $1 billion.

Forward Management has entered into investment sub-advisory agreements with Hoover Investment Management Co., LLC (“Hoover”) for the Small Cap Fund and Mini-Cap Fund; Pictet Asset Management Ltd. (formerly known as Pictet International Management Ltd.) (“Pictet”) for the Global Emerging Markets Fund, the International Equity Fund, and the International Small Companies Fund; Forward Uniplan Advisors, Inc. (“Uniplan”) for the Real Estate Fund and Netols Asset Management Inc. (“Netols”), Conestoga Capital Investment Advisors, LLC (“CCA”) and Riverbridge Partners, LLC (“Riverbridge”) for the Legato Fund (each a “Sub- Advisor”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates, as of December 31, 2005, based on each Fund’s average daily net assets: International Equity Fund, 0.45% on assets up to $250 million, 0.40% on assets over $250 million up to $1 billion, 0.35% on assets over $1 billion; Small Cap Fund, 0.70% on the first $100 million and 0.60% on assets over $100 million; Mini-Cap Fund, 0.70% on the first $100 million and 0.60% on assets over $100 million; Global Emerging Markets Fund, 0.65%; International Small Companies Fund, 0.65%; Real Estate Fund, 0.60% on the first $100 million, 0.55% on the next $400 million and 0.45% on assets over $500 million; and Legato Fund, 0.60%. The fees payable to each Sub-Advisor for the Legato Fund are computed with respect to the portion of the Fund’s portfolio allocated to the respective Sub-Advisor.

Prior to September 1, 2005, the International Equity Fund was known as the Forward Hansberger International Growth Fund and the Sub-Advisor was Hansberger Global Investors, Inc. (“HGI”). The fee payable from Forward to HGI was 0.50%.

As of January 1, 2006, the sub-advisory fee for the Small Cap Fund will be 0.70% on the first $100 million and 0.55% on assets over $100 million.

Waiver of Fees: The Advisor contractually agreed to waive a portion of its fees and/or reimburse certain expenses. These waivers and/or reimbursements continued until January 1, 2006 for all the funds except for the Legato Fund, for which these waivers and/or reimbursements will continue through May 1, 2006. As a result of such waivers, the total annual fund operating expenses (as a percentage of net assets) for the year ended December 31, 2005 were limited to

June 30, 2006	112

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

1.69% for the International Equity Fund, 1.69% for the Small Cap Fund Investor Class, 1.34% for the Small Cap Fund Institutional Class, 1.69% for the Small Cap Fund Class A, 1.99% for the Mini-Cap Fund Investor Class, 1.43% for the Mini-Cap Fund Institutional Class, 1.95% for the Global Emerging Markets Fund Investor Class, 1.70% for the Global Emerging Markets Fund Institutional Class, 1.45% for the International Small Companies Fund Investor Class, 1.20% for the International Small Companies Fund Institutional Class, 1.78% for the International Small Companies Fund Class A, 1.79% for the Real Estate Fund and 1.89% for the Legato Fund Class A shares. Any waiver or reimbursement by the Advisor is subject to recoupment from the Fund within the three years following the date on which the expense was incurred, to the extent such recoupment would not cause total expenses to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

For the year ended December 31, 2005, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED BY ADVISOR	RECOUPMENT OF PAST WAIVED/ REIMBURSED FEES BY ADVISOR	TOTAL
Small Cap	$714,343	—	$714,343
Mini-Cap	78,439	$(9,349)	69,090
Real Estate	—	(80,300)	(80,300)
International Equity	134,862	—	134,862
Global Emerging Markets	296,908	—	296,908
International Small Companies	379,970	—	379,970
Legato	79,728	—	79,728

At December 31, 2005, the balance of recoupable expenses for each Fund was:

FUND	2003	2004	2005	TOTAL
Small Cap	$73,040	$43,565	$714,343	$830,948
Mini-Cap	135,841	81,858	69,090	286,789
Real Estate	80,300	—	—	—
International Equity	84,748	82,632	134,862	302,242
Global Emerging Markets	—	99,444	296,908	396,352
International Small Companies	—	379,991	379,970	759,961
Legato	—	—	79,728	79,728

As of January 2, 2006, the Advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses which should have the effect of limiting the total annual fund operating expenses (as a percentage of assets) as follows: 1.69% for the International Equity Fund, 1.69% for the Small Cap Fund Investor Class, 1.34% for the Small Cap Fund Institutional Class, 1.69% for the Small Cap Fund Class A, 1.79% for the Mini-Cap Fund Investor Class, 1.23% for the Mini-Cap Fund Institutional Class, 1.89% for the Global Emerging Markets Fund Investor Class, 1.59% for the Global Emerging Markets Fund Institutional Class, 1.56% for the International Small Companies Fund Investor Class, 1.26% for the International Small Companies Fund Institutional Class, 1.56% for the International Small Companies Fund Class A, and 1.69% for the Real Estate Fund. These waivers and reimbursements will continue through January 1, 2007. Any waiver or reimbursement by the Advisor is subject to recoupment from the Fund within the three years following the date on which the expense was incurred, to the extent

113	June 30, 2006

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

such recoupment would not cause total expenses to exceed the expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower.

5. Distribution Plan and Shareholder Services Plan

The Investor Class shares of the Funds have a Distribution Plan pursuant to Rule 12b-1 for which up to 0.25% of each Fund’s average daily net assets may be used to pay distribution fees. The Class A shares of the Small Cap Fund, International Small Companies Fund and Legato Fund have a Distribution Plan pursuant to Rule 12b-1 for which up to 0.35% of each Fund’s average daily net assets may be used to pay distribution fees. In addition, the Investor Class shares of the International Equity Fund, Mini-Cap Fund, Global Emerging Markets Fund, and Real Estate Fund; the Investor Class shares and Class A shares of the Small Cap Fund and International Small Companies Fund; and the Institutional Class shares and Class A shares of the Legato Fund have a Shareholder Services Plan which may be used to pay shareholder servicing fees at an annual rate of up to 0.10% of each Fund’s average daily net assets. The expenses of the Distribution and Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations. Institutional Class shares of the Small Cap Fund, Mini-Cap Fund, Global Emerging Markets Fund and International Small Companies Fund are not subject to distribution or service fees.

The Trust has entered into an administration agreement with PFPC Inc. (“PFPC”), an indirect wholly owned subsidiary of PNC Financial Services Group, Inc., which will terminate effective March 1, 2006. Accordingly, the Trust has entered into an administration agreement with ALPS Mutual Fund Services, Inc. (“AMFS”), pursuant to which AMFS will become the administrator of the Funds effective March 1, 2006.

Effective September 9, 2005, ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. Prior to that time, PFPC Distributors, Inc. served as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

Effective October 17, 2005, ALPS Mutual Fund Services, Inc. serves as the Trust’s transfer agent and dividend paying agent. Prior to that time, PFPC served as the Trust’s transfer agent and dividend paying agent.

6. Trustees and Officers

The overall responsibility for oversight of the Funds rests with the Trustees of the Trust. As of December 31, 2005, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act. As of January 1, 2006, the number of Trustees was increased to six and Mr. DeWitt F. Bowman was appointed as a non-interested Trustee. The Funds pay each non-interested Trustee a retainer fee in the amount of $12,000 per year, $3,625 each per regular meeting and $1,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $750.00 for attendance at a special telephonic meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $6,000 per year. The Funds will also reimburse Trustees’ travel expenses incurred attending Board Meetings. The interested Trustee does not receive any compensation by the Funds.

Prior to his appointment as a non-interested Trustee, Mr. Bowman served as a consultant to the Trust from July 21, 2005 through December 31, 2005, and was paid consulting fees by the Trust in the amount of $7,015.57 for his services as an advisory board member during the year ended December 31, 2005.

June 30, 2006	114

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

7. Indemnifications

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

8. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Each Fund, other than the Forward Legato Fund, Forward Emerald Growth Fund, Forward Emerald Opportunities Fund and Forward Emerald Banking and Finance Fund, currently offers a class of shares called the Investor Class shares. The Forward Hoover Small Cap Equity Fund, Forward Hoover Mini-Cap Fund, Forward International Small Companies Fund, Forward Global Emerging Markets Fund and Forward Legato Fund offer a class of shares called the Institutional Class shares to institutional investors and investors meeting certain purchase qualifications. The Forward Legato Fund, Forward Hoover Small Cap Equity Fund, Forward International Small Companies Fund, Sierra Club Stock Fund, Forward Emerald Growth Fund, Forward Emerald Opportunities Fund and Forward Emerald Banking and Finance Fund offer a class of shares called Class A shares. In addition, the Forward Emerald Growth Fund, Forward Emerald Opportunities Fund and Forward Emerald Banking and Finance Fund offer a class of shares called Class C shares. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shares exchanged or redeemed within 180 days of purchase incur a fee of 2.00% of the total redemption amount. Such redemption fees are reflected in the “cost of shares redeemed” in the Statement of Changes in Net Assets. The redemption fees retained by the Small Cap Fund, the Mini-Cap Fund, the Real Estate Fund, the International Equity Fund, the Global Emerging Markets Fund and the International Small Companies Fund for the year ended December 31, 2005 were $119,959, $8,283, $4,881, $759, $7,319 and $55,281, respectively.

115	June 30, 2006

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

The following entities owned of record or beneficially, as of December 31, 2005, 5% or greater of any class of the Funds outstanding equity securities:

FUND	NAME	PERCENTAGE
Small Cap Investor Class	Charles Schwab & Co., Inc.	37.28%
	Muir & Co.	9.88%
	New York Life Trust Co.	6.64%

Small Cap Institutional Class	Charles Schwab & Co., Inc.	68.81%
	The Northern Trust Company	14.25%

Small Cap Class A	Sutton Place Associates LLC	84.48%
	ReFlow Management Co., LLC	9.31%

Mini-Cap Investor Class	Sutton Place Associates LLC	65.18%
	Charles Schwab & Co., Inc.	23.22%
	National Investor Services	5.47%

Mini-Cap Institutional Class	Lepick & Co	43.19%
	Charles Schwab & Co., Inc.	25.40%
	Trust Management for Bank of West	5.01%
	Sherjac c/o Amegy Bank of Texas	5.00%

Real Estate	Sutton Place Associates LLC	50.53%
	Charles Schwab & Co., Inc.	28.80%

International Equity	Sutton Place Associates LLC	82.32%
	ReFlow Management Co., LLC	9.40%

Global Emerging Markets Investor Class	Sutton Place Associates LLC	70.98%
	ReFlow Management Co., LLC	8.35%

Global Emerging Markets Institutional Class	Brown Brothers Harriman & Co.	46.61%
	Ellard & Co	12.30%
	Charles Schwab & Co., Inc.	10.92%
	Jupiter & Co	6.96%
	Wells Fargo Bank N.A.	5.33%

International Small Companies Investor Class	Charles Schwab & Co., Inc.	33.90%
	Reliance Trust	9.24%
	National Investor Services	8.04%

International Small Companies Institutional Class	Charles Schwab & Co., Inc.	63.93%
	Brown Brothers Harriman & Co.	7.70%

International Small Companies Class A	Sutton Place Associates LLC	95.24%

Legato Class A	Sutton Place Associates LLC	98.57%

Sutton Place Associates LLC and ReFlow Management Co., LLC are entities under common control with Forward Management.

June 30, 2006	116

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

9. Purchases and Sales of Investments

Investment transactions for the year ended December 31, 2005, excluding temporary short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Small Cap	$627,462,766	$484,409,783
Mini-Cap	98,338,384	94,351,227
Real Estate	9,154,465	17,162,699
International Equity	31,475,590	34,282,109
Global Emerging Markets	25,224,113	15,981,218
International Small Companies	228,750,516	115,348,212
Legato	7,590,688	1,643,818

10. Tax Basis Information

Reclassifications: At December 31, 2005, permanent differences in book and tax accounting have been reclassified as follows:

	INCREASE/ (DECREASE) PAID-IN CAPITAL	INCREASE/ (DECREASE) ACCUMULATIVE NET INVESTMENT INCOME/(LOSS)		INCREASE/ (DECREASE) ACCUMULATIVE NET REALIZED GAIN/(LOSS)
Small Cap	—	$2,528,304		$(2,528,304)
Mini-Cap	$82	290,216		(290,298)
Real Estate	(127,254)	(123,080	)(a)	250,334 (a)
International Equity	(10,726)	(3,979)		14,705
Global Emerging Markets	—	(9,999)		9,999
International Small Companies	—	(100,324)		100,324
Legato	—	61,811		(61,811)

(a) Amounts have been restated. See Note 2.

Tax Basis of Investments: At December 31, 2005, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Small Cap	$328,359,477	$57,733,858	$(3,058,635)	$54,675,223
Mini-Cap	35,788,750	5,933,145	(291,796)	5,641,349
Real Estate	28,820,957	16,935,887	(660,586)	16,275,301
International Equity	21,965,486	3,196,570	(442,379)	2,754,191
Global Emerging Markets	29,300,387	9,266,378	(444,629)	8,821,749
International Small Companies	181,391,821	36,624,218	(4,541,114)	32,083,104
Legato	6,265,905	910,639	(185,550)	725,089

117	June 30, 2006

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2005, the Funds elected to defer capital losses and currency losses occurring between November 1, 2005 and December 31, 2005 as follows:

FUND	F/X LOSS
Real Estate	$47
International Small Companies	59,592

Capital Loss Carryforwards: At December 31, 2005 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2005	2006	2007	2008	2009	2010	2011
International Equity	—	—	—	—	—	—	$323,448
Global Emerging Markets	—	—	—	$3,651,293	$2,015,691	—	—

Tax Basis of Distributable Earnings: At December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

	SMALL CAP	MINI-CAP	REAL ESTATE
Post-October losses	—	—	$(47)
Accumulated capital loss carryforwards	—	—	—
Undistributed Ordinary Income	—	—	—
Undistributed short-term gain	$3,022,040	$2,369,142	—
Undistributed long-term gain	5,841,708	781,400	—
Net unrealized appreciation/(depreciation) of F/X	—	—	—
Net unrealized appreciation on Investments	54,675,223	5,641,349	16,275,292

Total distributable earnings	63,538,971	8,791,891	16,275,245

	INTERNATIONAL EQUITY	GLOBAL EMERGING MARKETS	INTERNATIONAL SMALL COMPANIES	LEGATO
Post-October losses	—	—	$(59,592)	—
Accumulated capital loss carryforwards	$(323,448)	$(5,666,984)	—	—
Undistributed Ordinary Income		39,360	40,797	—
Undistributed short-term gain	—	—	336,450	$55,650
Undistributed long-term gain	—	272,114	924,478	—
Net unrealized appreciation/(depreciation) of F/X	15,677	(814)	7,881	—
Net unrealized appreciation on Investments	2,754,191	8,821,749	32,083,104	725,089

Total distributable earnings	2,446,420	3,465,425	33,333,118	780,739

June 30, 2006	118

Notes to Financial Statements for year ended December 31, 2005 (Audited) (continued)

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of distributions paid were as follows:

	2005 ORDINARY INCOME TOTAL	2005 SHORT-TERM CAPITAL GAIN TOTAL	2005 LONG-TERM CAPITAL GAIN TOTAL	2005 RETURN OF CAPITAL TOTAL
Small Cap	—	$4,663,448	$10,292,873	—
Mini-Cap	—	379,852	605,292	—
Real Estate	$498,174	248,707	3,499,342	$127,254
International Equity	10,770	—	—	—
Global Emerging Markets	577,546	—	—	—
International Small Companies	1,343,737	7,983,872	4,449,365	—
Legato	—	20,078	435	—

11. Foreign Securities

Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

12. REITs

The Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

13. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

119	June 30, 2006

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

Forward Uniplan Real Estate Investment Fund:

In our opinion, the accompanying statement of assets and liabilities at December 31, 2005, including the schedule of investments (as incorporated by reference herein, see Note 2), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Forward Uniplan Real Estate Investment Fund (the “Fund”) at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

As described in Note 2, the financial statements have been restated.

PricewaterhouseCoopers LLP

San Francisco, California

February 24, 2006, except for the information in Note 2, as to which the date is August 29, 2006

June 30, 2006	120

Subsequent Events (Unaudited)

The following information applies to the Forward Hoover Small Cap Equity Fund only:

Effective September 1, 2006, the Forward Hoover Small Cap Equity Fund will change its definition of “small market capitalization companies” as follows:

For purposes of the Fund, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase so long as the purchase of those securities would not cause the average weighted market capitalization of the Fund to exceed $2.5 billion. The sub-advisor is not required to sell a stock when its market capitalization exceeds $2.5 billion although it may do so.

The following information applies to the Forward Uniplan Real Estate Investment Fund only:

Effective October 30, 2006, the Forward Uniplan Real Estate Investment Fund will change its name to the Forward Progressive Real Estate Fund and will change its investment strategy.

The Forward Progressive Real Estate Fund will invest at least 80% of its net assets plus borrowings, if any, in securities of progressive real estate companies. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts, preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. If market conditions warrant, the Fund may invest in debt securities issued or guaranteed by real estate companies. The Fund may invest in securities of real estate companies of any market capitalization.

“Progressive real estate” refers to real estate companies that, in the assessment of the sub-advisor, have policies and exhibit certain specific positive behaviors that demonstrate environmental and/or social awareness on the part of management. These would include policies that take into account the interests of local communities and governments, employees, tenants, vendors, and the environment. The sub-advisor believes that “progressive” policies and corporate behaviors are indicative of quality management teams and consequently may offer superior long-term shareholder value.

The sub-advisor will employ a two-part process to select individual investments for the Fund: fundamental analysis and social and environmental (“progressive”) analysis.

The sub-advisor conducts fundamental analysis to select the universe of investments for the Fund. The sub-advisor generally tracks real estate supply and demand across the United States by separating the country into eight geographic regions and then further into major metropolitan markets within those regions. Within each region, the sub-advisor compiles a profile of supply and demand factors including: (1) vacancy rates by property type; (2) visible supply of new property based on building permit activity; (3) regional population, job and economic growth; and (4) local trends in rental and property capitalization rates. The sub-advisor uses this data to determine which property types in which regions appear to be most favorably poised to outperform similar properties in other regions. The sub-advisor then proceeds to select investments that attempt to take advantage of those factors.

The Fund’s sub-advisor believes that the management quality of a real estate investment is one of the most important determinants of its performance. The sub-advisor believes that many of the common traits among the management of the

121	June 30, 2006

Subsequent Events (Unaudited)

best performing real estate investments can be considered indications of a socially and environmentally responsible management culture. Accordingly, the sub-advisor conducts a social and environmental analysis of potential real estate investments, which includes the following factors: (1) management culture—does management work to align the interest of shareholders, management, employees, the local community and environment, and the vendors to the company? (2) real estate policy—including issues regarding community planning, urban development and general construction practices. (3) general social, environmental and business policy—the company’s general social and business practices in relation to the environment. The sub-advisor selects companies that it believes have a positive approach to these factors.

The following information applies to the Sierra Club Stock Fund only:

Effective August 11, 2006, New York Life Investment Management LLC (“NYLIM”) no longer serves as a sub-advisor for a portion of the Sierra Club Stock Fund. Forward Management, LLC, which formerly managed a portion of the Sierra Club Stock Fund, took over management of NYLIM’s portion of the Sierra Club Stock Fund.

Effective September 1, 2006, the net expense limitation for the Investor Class and Class A shares of the Sierra Club Stock Fund will be lowered from 1.49% to 1.29%.

The following information applies to the Sierra Club Equity Income Fund only:

Effective August 11, 2006, New York Life Investment Management LLC (“NYLIM”) no longer serves as a sub-advisor for a portion of the Sierra Club Equity Income Fund. Forward Uniplan Advisors, Inc., which formerly managed a portion of the Sierra Club Equity Income Fund, took over management of NYLIM’s portion of the Sierra Club Equity Income Fund.

June 30, 2006	122

Investment Advisor

Forward Management, LLC

Administrator

ALPS Mutual Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Mutual Funds Services, Inc.

Forward Funds

Forward Funds

P.O. Box 1345

Denver, CO

80201 (800) 999-6809

www.forwardfunds.com

International

Forward International Equity Fund

Forward International Small Companies Fund

Forward Global Emerging Markets Fund

Forward Sustainable

Sierra Club Equity Income Fund

Sierra Club Stock Fund

Banking and Finance

Forward Emerald Banking and Finance Fund

Long/Short

Forward Emerald Opportunities Fund

Real Estate

Forward Uniplan Real Estate Investment Fund

Small Cap and Mini Cap

Forward Emerald Growth Fund

Forward Hoover Small Cap Equity Fund

Forward Hoover Mini-Cap Fund

Forward Legato Fund

Printed on recycled paper using soy-based inks.

FWD000475 083107

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

2

Item 10. Submission of Matters to Vote of Security Holders.

There have been no material change to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant’s last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORWARD FUNDS

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 5, 2006

By:	/s/ Barbara Tolle
Barbara Tolle
Treasurer

Date:	September 5, 2006

4